UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

April 30, 2014

1.817158.109

ASCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
Standard Motor Products, Inc.	102,252	$ 3,884,553
Diversified Consumer Services - 0.7%
Regis Corp.	1,515,900	19,918,926
Household Durables - 1.0%
Tempur Sealy International, Inc. (a)	565,836	28,393,650
Multiline Retail - 1.6%
Big Lots, Inc. (a)	1,212,700	47,901,650
Specialty Retail - 8.0%
Aarons, Inc. Class A	2,295,100	67,636,597
Asbury Automotive Group, Inc. (a)	294,500	18,182,430
Genesco, Inc. (a)	617,728	47,175,887
Murphy U.S.A., Inc. (a)	1,060,715	45,080,388
Rent-A-Center, Inc.	1,646,367	48,090,380
Tsutsumi Jewelry Co. Ltd.	520,900	11,795,212
		237,960,894
Textiles, Apparel & Luxury Goods - 0.2%
Vera Bradley, Inc. (a)(d)	231,000	6,537,300
TOTAL CONSUMER DISCRETIONARY		344,596,973
CONSUMER STAPLES - 2.2%
Food Products - 1.6%
Post Holdings, Inc. (a)	931,300	48,669,738
Tobacco - 0.6%
Universal Corp. (d)	302,197	16,490,890
TOTAL CONSUMER STAPLES		65,160,628
ENERGY - 5.2%
Energy Equipment & Services - 0.4%
ShawCor Ltd. Class A	246,000	10,957,274
Oil, Gas & Consumable Fuels - 4.8%
LinnCo LLC	1,057,788	29,152,637
Northern Oil & Gas, Inc. (a)(d)	1,986,349	30,649,365
World Fuel Services Corp.	1,823,800	83,055,852
		142,857,854
TOTAL ENERGY		153,815,128
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.4%
Banks - 12.5%
Associated Banc-Corp.	2,945,300	$ 51,690,015
City National Corp.	840,300	60,980,571
CVB Financial Corp.	960,688	13,891,548
First Citizen Bancshares, Inc.	246,324	55,395,804
National Penn Bancshares, Inc.	2,759,400	26,959,338
PacWest Bancorp	2,104,105	82,838,614
TCF Financial Corp.	5,039,800	79,124,860
		370,880,750
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,949,963	84,191,944
Waddell & Reed Financial, Inc. Class A	439,100	29,617,295
		113,809,239
Consumer Finance - 2.1%
Cash America International, Inc. (d)	601,600	26,199,680
EZCORP, Inc. (non-vtg.) Class A (a)	1,412,488	14,732,250
World Acceptance Corp. (a)(d)	310,900	22,571,340
		63,503,270
Insurance - 9.5%
Aspen Insurance Holdings Ltd.	1,599,400	73,220,532
Endurance Specialty Holdings Ltd.	1,352,400	68,728,968
Platinum Underwriters Holdings Ltd.	1,021,399	64,051,931
ProAssurance Corp.	793,200	36,027,144
StanCorp Financial Group, Inc.	631,300	38,572,430
		280,601,005
Real Estate Investment Trusts - 6.1%
DCT Industrial Trust, Inc.	8,229,086	64,351,453
Franklin Street Properties Corp.	3,480,800	42,396,144
Highwoods Properties, Inc. (SBI)	1,125,930	45,431,276
National Retail Properties, Inc. (d)	883,400	30,150,442
		182,329,315
Real Estate Management & Development - 1.0%
Kennedy Wilson Europe Real Estate PLC	1,684,900	29,016,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	$ 45,130,397
Washington Federal, Inc.	2,523,500	54,457,130
		99,587,527
TOTAL FINANCIALS		1,139,727,915
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	773,200	28,886,752
Integra LifeSciences Holdings Corp. (a)	809,200	36,883,336
		65,770,088
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	983,800	42,608,378
Chemed Corp. (d)	432,900	36,047,583
MEDNAX, Inc. (a)	354,600	21,010,050
		99,666,011
TOTAL HEALTH CARE		165,436,099
INDUSTRIALS - 15.2%
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	759,609	26,578,719
Commercial Services & Supplies - 5.8%
ACCO Brands Corp. (a)(e)	7,611,200	46,656,656
HNI Corp.	720,637	25,388,042
Knoll, Inc.	1,269,800	23,097,662
Quad/Graphics, Inc. (d)	1,285,720	27,835,838
United Stationers, Inc.	1,301,398	48,841,467
		171,819,665
Electrical Equipment - 4.8%
AZZ, Inc.	770,000	33,433,400
EnerSys	743,700	50,259,246
GrafTech International Ltd. (a)(d)	5,212,200	58,428,762
		142,121,408
Machinery - 1.4%
Blount International, Inc. (a)	1,920,002	21,446,422
Columbus McKinnon Corp. (NY Shares)	776,000	20,556,240
		42,002,662
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)(d)	792,933	$ 69,603,659
TOTAL INDUSTRIALS		452,126,113
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.3%
Polycom, Inc. (a)	3,242,475	39,882,443
Electronic Equipment & Components - 6.2%
Ingram Micro, Inc. Class A (a)	2,248,300	60,614,168
SYNNEX Corp. (a)	527,200	35,522,736
Tech Data Corp. (a)	1,411,373	88,196,698
		184,333,602
Internet Software & Services - 0.9%
j2 Global, Inc. (d)	574,300	26,624,548
IT Services - 2.0%
CACI International, Inc. Class A (a)	828,334	57,693,463
Software - 2.6%
Monotype Imaging Holdings, Inc.	862,600	22,781,266
SS&C Technologies Holdings, Inc. (a)	1,418,900	55,223,588
		78,004,854
TOTAL INFORMATION TECHNOLOGY		386,538,910
MATERIALS - 3.7%
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	750,000	37,312,500
Metals & Mining - 2.4%
Carpenter Technology Corp.	287,280	18,041,184
Haynes International, Inc.	376,903	19,994,704
RTI International Metals, Inc. (a)	1,230,500	34,650,880
		72,686,768
TOTAL MATERIALS		109,999,268
UTILITIES - 3.8%
Electric Utilities - 2.8%
El Paso Electric Co.	125,000	4,727,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
IDACORP, Inc.	712,000	$ 39,971,680
UIL Holdings Corp.	1,014,500	37,262,585
		81,961,765
Gas Utilities - 1.0%
Southwest Gas Corp.	547,656	30,126,557
TOTAL UTILITIES		112,088,322
TOTAL COMMON STOCKS (Cost $2,286,758,891)		2,929,489,356
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.11% (b)	47,391,464	47,391,464
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	129,377,650	129,377,650
TOTAL MONEY MARKET FUNDS (Cost $176,769,114)		176,769,114
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $2,463,528,005)		3,106,258,470
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(138,770,183)
NET ASSETS - 100%		$ 2,967,488,287
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,243
Fidelity Securities Lending Cash Central Fund	235,594
Total	$ 249,837
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ 21,579,480	$ -	$ 46,656,656
Astoria Financial Corp.	63,439,988	-	24,073,100	480,280	-
Blount International, Inc.	39,210,500	-	13,295,499	-	-
CACI International, Inc. Class A	84,031,458	-	31,369,100	-	-
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	7,378,820	-	-
Franklin Street Properties Corp.	63,888,000	6,710,106	24,031,632	2,253,381	-
GrafTech International Ltd.	57,971,680	-	28,363,648	-	-
HNI Corp.	97,287,208	-	67,855,434	1,145,748	-
Monotype Imaging Holdings, Inc.	61,318,401	-	47,164,936	290,142	-
Platinum Underwriters Holdings Ltd.	85,165,691	-	27,962,736	280,712	-
Quad/Graphics, Inc.	75,007,000	-	33,913,815	1,853,249	-
Regis Corp.	57,598,920	-	27,623,343	337,920	-
RTI International Metals, Inc.	57,622,000	-	22,511,670	-	-
Tech Data Corp.	98,763,117	6,654,871	33,879,384	-	-
Valassis Communications, Inc.	60,210,064	211,335	68,200,733	1,121,822	-
Total	$ 995,010,177	$ 17,532,229	$ 479,203,330	$ 7,763,254	$ 46,656,656

* Includes the value of securities delivered through in-kind transactions.

Quarterly Report

Investments (Unaudited) - continued

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The Fund recognized a net gain of $464,750,352 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $2,463,963,058. Net unrealized appreciation aggregated $642,295,412, of which $699,391,357 related to appreciated investment securities and $57,095,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund

April 30, 2014

1.815774.109

SCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
Standard Motor Products, Inc.	102,252	$ 3,884,553
Diversified Consumer Services - 0.7%
Regis Corp.	1,515,900	19,918,926
Household Durables - 1.0%
Tempur Sealy International, Inc. (a)	565,836	28,393,650
Multiline Retail - 1.6%
Big Lots, Inc. (a)	1,212,700	47,901,650
Specialty Retail - 8.0%
Aarons, Inc. Class A	2,295,100	67,636,597
Asbury Automotive Group, Inc. (a)	294,500	18,182,430
Genesco, Inc. (a)	617,728	47,175,887
Murphy U.S.A., Inc. (a)	1,060,715	45,080,388
Rent-A-Center, Inc.	1,646,367	48,090,380
Tsutsumi Jewelry Co. Ltd.	520,900	11,795,212
		237,960,894
Textiles, Apparel & Luxury Goods - 0.2%
Vera Bradley, Inc. (a)(d)	231,000	6,537,300
TOTAL CONSUMER DISCRETIONARY		344,596,973
CONSUMER STAPLES - 2.2%
Food Products - 1.6%
Post Holdings, Inc. (a)	931,300	48,669,738
Tobacco - 0.6%
Universal Corp. (d)	302,197	16,490,890
TOTAL CONSUMER STAPLES		65,160,628
ENERGY - 5.2%
Energy Equipment & Services - 0.4%
ShawCor Ltd. Class A	246,000	10,957,274
Oil, Gas & Consumable Fuels - 4.8%
LinnCo LLC	1,057,788	29,152,637
Northern Oil & Gas, Inc. (a)(d)	1,986,349	30,649,365
World Fuel Services Corp.	1,823,800	83,055,852
		142,857,854
TOTAL ENERGY		153,815,128
Common Stocks - continued
	Shares	Value
FINANCIALS - 38.4%
Banks - 12.5%
Associated Banc-Corp.	2,945,300	$ 51,690,015
City National Corp.	840,300	60,980,571
CVB Financial Corp.	960,688	13,891,548
First Citizen Bancshares, Inc.	246,324	55,395,804
National Penn Bancshares, Inc.	2,759,400	26,959,338
PacWest Bancorp	2,104,105	82,838,614
TCF Financial Corp.	5,039,800	79,124,860
		370,880,750
Capital Markets - 3.8%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,949,963	84,191,944
Waddell & Reed Financial, Inc. Class A	439,100	29,617,295
		113,809,239
Consumer Finance - 2.1%
Cash America International, Inc. (d)	601,600	26,199,680
EZCORP, Inc. (non-vtg.) Class A (a)	1,412,488	14,732,250
World Acceptance Corp. (a)(d)	310,900	22,571,340
		63,503,270
Insurance - 9.5%
Aspen Insurance Holdings Ltd.	1,599,400	73,220,532
Endurance Specialty Holdings Ltd.	1,352,400	68,728,968
Platinum Underwriters Holdings Ltd.	1,021,399	64,051,931
ProAssurance Corp.	793,200	36,027,144
StanCorp Financial Group, Inc.	631,300	38,572,430
		280,601,005
Real Estate Investment Trusts - 6.1%
DCT Industrial Trust, Inc.	8,229,086	64,351,453
Franklin Street Properties Corp.	3,480,800	42,396,144
Highwoods Properties, Inc. (SBI)	1,125,930	45,431,276
National Retail Properties, Inc. (d)	883,400	30,150,442
		182,329,315
Real Estate Management & Development - 1.0%
Kennedy Wilson Europe Real Estate PLC	1,684,900	29,016,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	3,403,499	$ 45,130,397
Washington Federal, Inc.	2,523,500	54,457,130
		99,587,527
TOTAL FINANCIALS		1,139,727,915
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 2.2%
Hill-Rom Holdings, Inc.	773,200	28,886,752
Integra LifeSciences Holdings Corp. (a)	809,200	36,883,336
		65,770,088
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	983,800	42,608,378
Chemed Corp. (d)	432,900	36,047,583
MEDNAX, Inc. (a)	354,600	21,010,050
		99,666,011
TOTAL HEALTH CARE		165,436,099
INDUSTRIALS - 15.2%
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	759,609	26,578,719
Commercial Services & Supplies - 5.8%
ACCO Brands Corp. (a)(e)	7,611,200	46,656,656
HNI Corp.	720,637	25,388,042
Knoll, Inc.	1,269,800	23,097,662
Quad/Graphics, Inc. (d)	1,285,720	27,835,838
United Stationers, Inc.	1,301,398	48,841,467
		171,819,665
Electrical Equipment - 4.8%
AZZ, Inc.	770,000	33,433,400
EnerSys	743,700	50,259,246
GrafTech International Ltd. (a)(d)	5,212,200	58,428,762
		142,121,408
Machinery - 1.4%
Blount International, Inc. (a)	1,920,002	21,446,422
Columbus McKinnon Corp. (NY Shares)	776,000	20,556,240
		42,002,662
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.3%
WESCO International, Inc. (a)(d)	792,933	$ 69,603,659
TOTAL INDUSTRIALS		452,126,113
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.3%
Polycom, Inc. (a)	3,242,475	39,882,443
Electronic Equipment & Components - 6.2%
Ingram Micro, Inc. Class A (a)	2,248,300	60,614,168
SYNNEX Corp. (a)	527,200	35,522,736
Tech Data Corp. (a)	1,411,373	88,196,698
		184,333,602
Internet Software & Services - 0.9%
j2 Global, Inc. (d)	574,300	26,624,548
IT Services - 2.0%
CACI International, Inc. Class A (a)	828,334	57,693,463
Software - 2.6%
Monotype Imaging Holdings, Inc.	862,600	22,781,266
SS&C Technologies Holdings, Inc. (a)	1,418,900	55,223,588
		78,004,854
TOTAL INFORMATION TECHNOLOGY		386,538,910
MATERIALS - 3.7%
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	750,000	37,312,500
Metals & Mining - 2.4%
Carpenter Technology Corp.	287,280	18,041,184
Haynes International, Inc.	376,903	19,994,704
RTI International Metals, Inc. (a)	1,230,500	34,650,880
		72,686,768
TOTAL MATERIALS		109,999,268
UTILITIES - 3.8%
Electric Utilities - 2.8%
El Paso Electric Co.	125,000	4,727,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
IDACORP, Inc.	712,000	$ 39,971,680
UIL Holdings Corp.	1,014,500	37,262,585
		81,961,765
Gas Utilities - 1.0%
Southwest Gas Corp.	547,656	30,126,557
TOTAL UTILITIES		112,088,322
TOTAL COMMON STOCKS (Cost $2,286,758,891)		2,929,489,356
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.11% (b)	47,391,464	47,391,464
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	129,377,650	129,377,650
TOTAL MONEY MARKET FUNDS (Cost $176,769,114)		176,769,114
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $2,463,528,005)		3,106,258,470
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(138,770,183)
NET ASSETS - 100%		$ 2,967,488,287
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,243
Fidelity Securities Lending Cash Central Fund	235,594
Total	$ 249,837
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 70,270,150	$ 3,955,917	$ 21,579,480	$ -	$ 46,656,656
Astoria Financial Corp.	63,439,988	-	24,073,100	480,280	-
Blount International, Inc.	39,210,500	-	13,295,499	-	-
CACI International, Inc. Class A	84,031,458	-	31,369,100	-	-
Columbus McKinnon Corp. (NY Shares)	23,226,000	-	7,378,820	-	-
Franklin Street Properties Corp.	63,888,000	6,710,106	24,031,632	2,253,381	-
GrafTech International Ltd.	57,971,680	-	28,363,648	-	-
HNI Corp.	97,287,208	-	67,855,434	1,145,748	-
Monotype Imaging Holdings, Inc.	61,318,401	-	47,164,936	290,142	-
Platinum Underwriters Holdings Ltd.	85,165,691	-	27,962,736	280,712	-
Quad/Graphics, Inc.	75,007,000	-	33,913,815	1,853,249	-
Regis Corp.	57,598,920	-	27,623,343	337,920	-
RTI International Metals, Inc.	57,622,000	-	22,511,670	-	-
Tech Data Corp.	98,763,117	6,654,871	33,879,384	-	-
Valassis Communications, Inc.	60,210,064	211,335	68,200,733	1,121,822	-
Total	$ 995,010,177	$ 17,532,229	$ 479,203,330	$ 7,763,254	$ 46,656,656

* Includes the value of securities delivered through in-kind transactions.

Quarterly Report

Investments (Unaudited) - continued

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 67,200,853 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,338,424,445. The Fund recognized a net gain of $464,750,352 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $2,463,963,058. Net unrealized appreciation aggregated $642,295,412, of which $699,391,357 related to appreciated investment securities and $57,095,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2014

1.800345.110

OTC-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.7%
Tesla Motors, Inc. (a)(d)	328,999	$ 68,396
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (a)	771,100	16,440
Dunkin' Brands Group, Inc.	37,400	1,702
Intrawest Resorts Holdings, Inc. (d)	764,235	8,666
Panera Bread Co. Class A (a)	267,900	40,981
Starbucks Corp.	357,710	25,261
The Cheesecake Factory, Inc.	518,500	23,275
		116,325
Household Durables - 1.1%
D.R. Horton, Inc.	65,100	1,450
Garmin Ltd.	1,404,800	80,214
iRobot Corp. (a)(d)	578,400	19,376
Lennar Corp. Class A	24,600	949
Wayfair LLC Series B (f)(g)	381,300	10,000
		111,989
Internet & Catalog Retail - 8.4%
Amazon.com, Inc. (a)	1,790,496	544,544
Groupon, Inc. Class A (a)(d)	47,599,899	332,723
RetailMeNot, Inc.	100,000	2,981
		880,248
Media - 2.9%
AMC Networks, Inc. Class A (a)	571,800	37,550
Comcast Corp. Class A	4,701,200	243,334
Lions Gate Entertainment Corp. (d)	353,169	9,370
The Walt Disney Co.	198,900	15,781
		306,035
Specialty Retail - 1.8%
Francesca's Holdings Corp. (a)	1,509	25
Monro Muffler Brake, Inc.	613	35
Ross Stores, Inc.	595,200	40,521
Tractor Supply Co.	76	5
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,704,700	149,519
		190,105
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)(d)	227,746	10,460
LVMH Moet Hennessy - Louis Vuitton SA ADR	306,800	12,035
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	400	$ 29
Ralph Lauren Corp.	399,100	60,412
		82,936
TOTAL CONSUMER DISCRETIONARY		1,756,034
CONSUMER STAPLES - 5.4%
Beverages - 1.0%
Monster Beverage Corp. (a)	1,506,600	100,882
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,444,850	167,140
Sprouts Farmers Market LLC	727,500	23,258
Whole Foods Market, Inc.	79,200	3,936
		194,334
Food Products - 2.6%
Danone SA sponsored ADR	3,480,200	51,646
Keurig Green Mountain, Inc. (d)	1,033,817	96,848
Mondelez International, Inc.	3,355,700	119,631
		268,125
TOTAL CONSUMER STAPLES		563,341
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Noble Energy, Inc.	16,900	1,213
Rosetta Resources, Inc. (a)	252,500	11,953
		13,166
FINANCIALS - 3.2%
Banks - 1.8%
Huntington Bancshares, Inc.	4,400	40
JPMorgan Chase & Co.	1,970,400	110,303
PacWest Bancorp	1,000	39
Signature Bank (a)	214,600	25,499
Wells Fargo & Co.	973,500	48,325
		184,206
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 0.7%
Carlyle Group LP	630,500	$ 20,226
Northern Trust Corp.	893,400	53,827
		74,053
Consumer Finance - 0.7%
American Express Co.	32,400	2,833
Capital One Financial Corp.	922,100	68,143
		70,976
Thrifts & Mortgage Finance - 0.0%
BofI Holding, Inc. (a)	12,300	992
TOTAL FINANCIALS		330,227
HEALTH CARE - 20.1%
Biotechnology - 14.8%
Acceleron Pharma, Inc.	167,000	5,736
Aegerion Pharmaceuticals, Inc. (a)	9,600	425
Alexion Pharmaceuticals, Inc. (a)	718,889	113,728
Alkermes PLC (a)	865,236	40,026
Alnylam Pharmaceuticals, Inc. (a)	275,200	13,631
Amgen, Inc.	523,000	58,445
BioCryst Pharmaceuticals, Inc. (a)	1,328,807	11,414
Biogen Idec, Inc. (a)	148,600	42,666
BioMarin Pharmaceutical, Inc. (a)	1,807,756	105,266
Celldex Therapeutics, Inc. (a)	1,237,485	18,562
Clovis Oncology, Inc. (a)	432,455	23,383
Dicerna Pharmaceuticals, Inc. (d)	242,400	4,550
Epizyme, Inc.	85	2
Exelixis, Inc. (a)(d)	370,222	1,311
Foundation Medicine, Inc. (d)(e)	1,451,893	42,337
Genocea Biosciences, Inc.	630,382	12,229
Gilead Sciences, Inc. (a)	4,953,500	388,800
ImmunoGen, Inc. (a)	70,009	906
Infinity Pharmaceuticals, Inc. (a)	1,188,100	11,608
Intercept Pharmaceuticals, Inc. (a)	236,795	62,542
InterMune, Inc. (a)	1,500,000	48,120
Intrexon Corp. (d)	198,100	3,740
Ironwood Pharmaceuticals, Inc. Class A (a)	3,220,042	35,485
Isis Pharmaceuticals, Inc. (a)	46,249	1,231
KYTHERA Biopharmaceuticals, Inc. (a)(e)	1,232,481	40,191
Lion Biotechnologies, Inc. (a)	527,309	4,535
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	1,344,604	$ 80,959
NPS Pharmaceuticals, Inc. (a)	772,600	20,567
Ophthotech Corp. (d)	856,900	29,126
Pharmacyclics, Inc. (a)	751,000	71,030
Portola Pharmaceuticals, Inc. (e)	2,336,800	54,821
PTC Therapeutics, Inc. (a)(d)(e)	2,099,379	41,022
Regeneron Pharmaceuticals, Inc. (a)	14,600	4,335
Seattle Genetics, Inc. (a)(d)	1,401,386	53,925
Synageva BioPharma Corp. (a)	339,983	29,364
Targacept, Inc. (a)	4,749	21
Theravance, Inc. (a)(d)	1,056,379	28,438
Ultragenyx Pharmaceutical, Inc. (d)	300,696	11,661
uniQure B.V.	192,200	1,974
Versartis, Inc. (a)(d)	517,200	15,759
XOMA Corp. (a)	1,521,913	6,757
		1,540,628
Health Care Equipment & Supplies - 2.0%
Accuray, Inc. (a)(d)	2,427,800	20,394
Endologix, Inc. (a)	1,400	18
HeartWare International, Inc. (a)	240,200	20,407
Insulet Corp. (a)	454,417	17,100
Intuitive Surgical, Inc. (a)	279,850	101,222
Novadaq Technologies, Inc. (a)	1,893,833	29,638
Quidel Corp. (a)(d)	906,583	19,446
		208,225
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)(d)(e)	9,842,302	79,231
Health Care Technology - 1.1%
athenahealth, Inc. (a)(d)	908,522	112,330
Castlight Health, Inc. Class B (a)	65,400	982
		113,312
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	574,200	78,005
Pharmaceuticals - 0.7%
Achaogen, Inc. (a)	847,200	11,878
Endocyte, Inc. (a)	249,108	4,511
GW Pharmaceuticals PLC ADR (a)(d)	539,827	39,461
Intra-Cellular Therapies, Inc.	263,700	4,404
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc.	92	$ 8
Revance Therapeutics, Inc.	477,000	16,352
		76,614
TOTAL HEALTH CARE		2,096,015
INDUSTRIALS - 1.7%
Airlines - 0.3%
American Airlines Group, Inc.	64,100	2,248
United Continental Holdings, Inc. (a)	783,600	32,026
		34,274
Electrical Equipment - 0.5%
SolarCity Corp. (a)(d)	932,294	49,645
Professional Services - 0.8%
Paylocity Holding Corp. (a)	12,700	240
Towers Watson & Co.	52,600	5,903
Verisk Analytics, Inc. (a)	1,312,700	78,880
		85,023
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	183,280	13,948
TOTAL INDUSTRIALS		182,890
INFORMATION TECHNOLOGY - 50.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)	2,900,984	57,352
Cisco Systems, Inc.	46,900	1,084
QUALCOMM, Inc.	9	1
Riverbed Technology, Inc. (a)	7,734,573	150,437
ViaSat, Inc. (a)	804,200	51,638
		260,512
Electronic Equipment & Components - 0.6%
Control4 Corp.	1,600	28
Trimble Navigation Ltd. (a)	1,677,900	64,482
		64,510
Internet Software & Services - 16.1%
Angie's List, Inc. (a)(d)	494,696	5,595
Benefitfocus, Inc. (d)	110,750	3,588
ChannelAdvisor Corp. (a)	338,139	8,873
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Constant Contact, Inc. (a)	470,136	$ 12,158
Cornerstone OnDemand, Inc. (a)	1,443,000	53,045
Criteo SA sponsored ADR (d)	331,507	10,602
Cvent, Inc. (d)	165,455	4,555
Dropbox, Inc. (a)(g)	331,524	6,333
E2open, Inc. (a)(d)(e)	1,552,491	26,812
Facebook, Inc. Class A (a)	4,529,038	270,746
Google, Inc.:
Class A (a)	811,477	434,043
Class C (a)	743,877	391,770
Marketo, Inc. (d)	1,952,495	52,991
Rackspace Hosting, Inc. (a)(e)	9,689,146	281,179
Rocket Fuel, Inc. (d)	683,304	21,914
Textura Corp.	600	11
Trulia, Inc. (a)(d)(e)	2,198,569	74,751
Twitter, Inc. (d)	32,650	1,272
Wix.com Ltd. (a)(d)	264,165	5,413
Yahoo!, Inc. (a)	538,700	19,366
		1,685,017
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	126,600	6,065
ServiceSource International, Inc. (a)	3,117,534	19,453
		25,518
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	515,294	16,757
Applied Micro Circuits Corp. (a)	457,650	4,444
Broadcom Corp. Class A	596,500	18,378
Cavium, Inc. (a)	24,900	1,055
Cirrus Logic, Inc. (a)(d)	461,900	10,300
Cree, Inc. (a)	1,408,400	66,434
Inphi Corp. (a)	1,595	24
Mellanox Technologies Ltd. (a)(d)	1,558,485	54,500
NVE Corp. (a)(e)	265,557	13,944
NVIDIA Corp.	9,658,761	178,397
		364,233
Software - 17.3%
Activision Blizzard, Inc.	11,151,490	223,141
Adobe Systems, Inc. (a)	992,700	61,240
Check Point Software Technologies Ltd. (a)	400	26
CommVault Systems, Inc. (a)(e)	3,315,884	160,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	10,146,162	$ 287,136
FireEye, Inc.	590	23
Fleetmatics Group PLC (a)	1,045,391	31,393
Gameloft Se (a)(e)	7,764,787	77,239
Imperva, Inc. (a)	406,800	9,308
Interactive Intelligence Group, Inc. (a)	222,187	13,902
King Digital Entertainment PLC (a)(d)	924,087	15,848
Microsoft Corp.	11,651,539	470,722
Nintendo Co. Ltd. ADR	45,600	596
salesforce.com, Inc. (a)	1,776,922	91,778
ServiceNow, Inc. (a)	485,086	24,118
SolarWinds, Inc. (a)	700	28
Synchronoss Technologies, Inc. (a)(e)	4,085,907	124,375
Synopsys, Inc. (a)	404,800	15,229
Tableau Software, Inc.	400	22
Ubisoft Entertainment SA (a)(e)	10,112,456	188,416
Xero Ltd. (g)	661,157	16,240
		1,811,269
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	1,726,900	1,019,026
Cray, Inc. (a)	1,112,765	31,947
Electronics for Imaging, Inc. (a)	108,200	4,089
EMC Corp.	1,000	26
Silicon Graphics International Corp. (a)	1,774	21
Stratasys Ltd. (a)	126,700	12,273
		1,067,382
TOTAL INFORMATION TECHNOLOGY		5,278,441
MATERIALS - 1.4%
Chemicals - 0.8%
Monsanto Co.	764,800	84,663
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	900	29
		84,692
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American PLC ADR	4,430,000	$ 58,786
Randgold Resources Ltd. sponsored ADR	333	27
		58,813
TOTAL MATERIALS		143,505
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	247,247	10,639
TOTAL COMMON STOCKS (Cost $8,595,951)		10,374,258
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.2%
Roku, Inc. 8.00% (g)	16,562,507	18,219
Internet & Catalog Retail - 0.1%
One Kings Lane, Inc. Series E (g)	648,635	10,000
Media - 0.1%
Turn, Inc. Series E (g)	1,199,041	10,432
TOTAL CONSUMER DISCRETIONARY		38,651
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudera, Inc. Series F (g)	126,709	1,845
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (g)	184,982	2,909
TOTAL INFORMATION TECHNOLOGY		4,754
MATERIALS - 0.1%
Chemicals - 0.1%
Avalanche Biotechnologies, Inc. Series B (g)	700,821	5,277
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $43,404)		48,682
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	560	$ 1
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	411,332,504	411,333
TOTAL MONEY MARKET FUNDS (Cost $411,334)		411,334
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $9,050,689)		10,834,274
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(388,501)
NET ASSETS - 100%		$ 10,445,773
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,255,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avalanche Biotechnologies, Inc. Series B	4/17/14	$ 5,277
Cloudera, Inc. Series F	2/5/14	$ 1,845
Dropbox, Inc.	5/2/12	$ 3,000
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Roku, Inc. 8.00%	5/7/13	$ 15,000
Turn, Inc. Series E	12/30/13	$ 10,000
Wayfair LLC Series B	3/5/14	$ 10,000
Xero Ltd.	10/14/13	$ 10,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	4,202
Total	$ 4,222
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 98,226	$ -	$ -	$ -	$ 79,231
Angie's List, Inc.	89,531	34,870	73,534	-	-
CommVault Systems, Inc.	-	211,645	-	-	160,489
Constant Contact, Inc.	55,980	-	65,475	-	-
E2open, Inc.	37,709	17,160	24,600	-	26,812
Foundation Medicine, Inc.	-	47,888	683	-	42,337
Gameloft Se	62,909	-	-	-	77,239
KYTHERA Biopharmaceuticals, Inc.	-	60,187	-	-	40,191
Marin Software, Inc.	26,341	1,818	27,461	-	-
Mellanox Technologies Ltd.	43,318	98,901	70,248	-	-
NII Holdings, Inc.	122,927	-	30,102	-	-
NVE Corp.	13,166	-	-	-	13,944
Portola Pharmaceuticals, Inc.	-	63,095	2,974	-	54,821
PTC Therapeutics, Inc.	-	49,842	2,122	-	41,022
Questcor Pharmaceuticals, Inc.	227,969	63,691	288,609	435	-
Rackspace Hosting, Inc.	284,725	184,655	59,998	-	281,179
Radware Ltd.	49,088	-	52,959	-	-
Riverbed Technology, Inc.	135,456	120,525	163,285	-	-
ServiceSource International, Inc.	46,693	-	13,046	-	-
Synchronoss Technologies, Inc.	127,202	52,327	44,740	-	124,375
Trulia, Inc.	56,736	123,839	125,491	-	74,751
Ubisoft Entertainment SA	145,537	7,099	-	-	188,416
Ubisoft Entertainment SA warrants 10/10/13	1,651	1,669	-	-	-
Total	$ 1,625,164	$ 1,139,211	$ 1,045,327	$ 435	$ 1,204,807
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,794,685	$ 1,746,034	$ -	$ 48,651
Consumer Staples	563,341	563,341	-	-
Energy	13,166	13,166	-	-
Financials	330,227	330,227	-	-
Health Care	2,096,015	2,096,015	-	-
Industrials	182,890	182,890	-	-
Information Technology	5,283,195	5,255,868	16,240	11,087
Materials	148,782	143,505	-	5,277
Telecommunication Services	10,639	10,639	-	-
Money Market Funds	411,334	411,334	-	-
Total Investments in Securities:	$ 10,834,274	$ 10,753,019	$ 16,240	$ 65,015
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $9,062,379,000. Net unrealized appreciation aggregated $1,771,895,000, of which $2,422,613,000 related to appreciated investment securities and $650,718,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2014

1.800333.110

BCF-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	101,600	$ 3,032
Johnson Controls, Inc.	515,000	23,247
Magna International, Inc. Class A (sub. vtg.)	288,425	28,257
The Goodyear Tire & Rubber Co.	37,400	942
		55,478
Automobiles - 0.4%
General Motors Co.	139,100	4,796
Tesla Motors, Inc. (a)(d)	281,856	58,595
		63,391
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,395,200	39,652
Kroton Educacional SA	1,180,000	25,275
		64,927
Hotels, Restaurants & Leisure - 5.1%
500 Com Ltd. sponsored ADR Class A (e)	342,236	10,849
Bally Technologies, Inc. (a)	93,000	6,055
Buffalo Wild Wings, Inc. (a)	36,338	5,310
China Lodging Group Ltd. ADR (a)	270,800	6,009
Chipotle Mexican Grill, Inc. (a)	222,217	110,775
Darden Restaurants, Inc.	368,700	18,328
Dunkin' Brands Group, Inc.	512,300	23,315
Fiesta Restaurant Group, Inc. (a)	289,200	10,588
Home Inns & Hotels Management, Inc. sponsored ADR (a)	308,094	8,756
Hyatt Hotels Corp. Class A (a)	463,600	26,091
Las Vegas Sands Corp.	2,178,894	172,416
Melco Crown Entertainment Ltd. sponsored ADR	404,200	13,816
MGM Mirage, Inc. (a)	1,018,200	25,689
Panera Bread Co. Class A (a)	333,056	50,948
Starbucks Corp.	2,559,622	180,761
Whitbread PLC	310,250	21,372
Wynn Resorts Ltd.	107,761	21,971
Yum! Brands, Inc.	1,189,949	91,614
		804,663
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	34,700	4,595
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	1,190,644	362,111
Ctrip.com International Ltd. sponsored ADR (a)	388,484	18,158
Expedia, Inc.	375,389	26,649
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
MakeMyTrip Ltd. (a)	327,100	$ 6,931
Netflix, Inc. (a)	89,923	28,959
priceline.com, Inc. (a)	156,900	181,651
Qunar Cayman Islands Ltd. sponsored ADR (d)	84,537	2,088
		626,547
Leisure Products - 0.1%
NJOY, Inc. (a)(f)	1,178,168	19,942
Media - 2.5%
AMC Networks, Inc. Class A (a)	344,814	22,644
CBS Corp. Class B	5,400	312
Comcast Corp. Class A	4,627,536	239,521
DISH Network Corp. Class A (a)	249,000	14,158
Naspers Ltd. Class N	55,700	5,252
The Walt Disney Co.	1,132,500	89,853
Time Warner Cable, Inc.	129,745	18,354
		390,094
Multiline Retail - 1.4%
Macy's, Inc.	1,093,985	62,828
Target Corp.	2,621,723	161,891
		224,719
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	289,292	10,634
American Eagle Outfitters, Inc.	388,813	4,495
AutoZone, Inc. (a)	31,226	16,671
Express, Inc. (a)	80,900	1,179
Home Depot, Inc.	3,180,200	252,858
L Brands, Inc.	726,782	39,392
Lowe's Companies, Inc.	12,289	564
Lumber Liquidators Holdings, Inc. (a)	36,600	3,190
Murphy U.S.A., Inc. (a)	815,870	34,674
Restoration Hardware Holdings, Inc. (a)	803,522	50,132
Ross Stores, Inc.	1,225,063	83,402
TJX Companies, Inc.	1,739,252	101,190
Urban Outfitters, Inc. (a)	264,800	9,441
		607,822
Textiles, Apparel & Luxury Goods - 1.7%
Kate Spade & Co. (a)	1,399,504	48,661
lululemon athletica, Inc. (a)	366,481	16,832
Michael Kors Holdings Ltd. (a)	803,672	73,295
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	600,075	$ 43,775
Pandora A/S	240,500	16,178
PVH Corp.	467,076	58,651
Under Armour, Inc. Class A (sub. vtg.) (a)	311,146	15,212
		272,604
TOTAL CONSUMER DISCRETIONARY		3,134,782
CONSUMER STAPLES - 10.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	466,791	49,396
Monster Beverage Corp. (a)	1,210,635	81,064
PepsiCo, Inc.	1,566,354	134,534
The Coca-Cola Co.	4,131,552	168,526
		433,520
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	911,500	105,442
CVS Caremark Corp.	2,010,800	146,225
Kroger Co.	1,924,387	88,599
Sprouts Farmers Market LLC (d)	952,877	30,463
Whole Foods Market, Inc.	995,910	49,497
		420,226
Food Products - 2.2%
Associated British Foods PLC	392,700	19,699
Bunge Ltd.	550,567	43,853
Keurig Green Mountain, Inc.	2,245,988	210,404
Mead Johnson Nutrition Co. Class A	759,294	67,015
WhiteWave Foods Co. (a)	470,269	13,022
		353,993
Household Products - 0.9%
Church & Dwight Co., Inc.	243,127	16,778
Procter & Gamble Co.	1,369,204	113,028
Svenska Cellulosa AB (SCA) (B Shares)	537,600	15,056
		144,862
Personal Products - 1.0%
Coty, Inc. Class A	521,400	8,368
Herbalife Ltd.	910,458	54,609
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Natura Cosmeticos SA	89,700	$ 1,536
Nu Skin Enterprises, Inc. Class A	1,026,290	89,287
		153,800
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	72,201	8,305
Lorillard, Inc.	2,094,527	124,457
Reynolds American, Inc.	512,300	28,909
		161,671
TOTAL CONSUMER STAPLES		1,668,072
ENERGY - 4.4%
Energy Equipment & Services - 0.8%
Halliburton Co.	1,968,676	124,164
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	846,700	83,840
BG Group PLC	161,600	3,269
Cabot Oil & Gas Corp.	1,145,978	45,014
Canadian Natural Resources Ltd.	297,800	12,134
Carrizo Oil & Gas, Inc. (a)	234,600	12,908
Cheniere Energy, Inc. (a)	156,080	8,811
Chesapeake Energy Corp.	248,073	7,132
Cimarex Energy Co.	371,307	44,230
Continental Resources, Inc. (a)	343,900	47,637
EOG Resources, Inc.	817,724	80,137
GasLog Ltd.	500	13
Golar LNG Ltd. (NASDAQ)	73,300	3,240
Hess Corp.	293,178	26,140
Marathon Petroleum Corp.	185,900	17,279
Newfield Exploration Co. (a)	660,300	22,351
Phillips 66 Co.	282,833	23,537
Pioneer Natural Resources Co.	436,400	84,343
Range Resources Corp.	17,400	1,574
Rice Energy, Inc.	320,900	9,531
Southwestern Energy Co. (a)	131,000	6,272
Valero Energy Corp.	479,344	27,404
		566,796
TOTAL ENERGY		690,960
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.6%
Banks - 2.3%
Axis Bank Ltd.	190,636	$ 4,817
Bank of America Corp.	6,011,987	91,021
Citigroup, Inc.	2,281,190	109,292
HDFC Bank Ltd. sponsored ADR	334,100	13,381
ICICI Bank Ltd. sponsored ADR	408,329	17,423
JPMorgan Chase & Co.	2,317,177	129,716
Punjab National Bank	189,600	2,530
		368,180
Capital Markets - 1.1%
Ameriprise Financial, Inc.	173,753	19,396
BlackRock, Inc. Class A	179,900	54,150
Carlyle Group LP	225,200	7,224
Invesco Ltd.	620,572	21,850
Morgan Stanley	1,658,351	51,293
Och-Ziff Capital Management Group LLC Class A	481,000	5,767
The Blackstone Group LP	282,800	8,351
WisdomTree Investments, Inc. (a)(d)	619,600	6,995
		175,026
Consumer Finance - 0.8%
American Express Co.	1,193,544	104,352
Capital One Financial Corp.	137,900	10,191
Shriram Transport Finance Co. Ltd.	339,455	4,135
		118,678
Insurance - 0.1%
MetLife, Inc.	368,800	19,307
Real Estate Management & Development - 0.2%
Howard Hughes Corp. (a)	53,100	7,581
Parsvnath Developers Ltd. (a)(e)	21,771,340	8,699
Realogy Holdings Corp. (a)	465,467	19,573
		35,853
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	10,387
TOTAL FINANCIALS		727,431
HEALTH CARE - 15.6%
Biotechnology - 8.6%
Acceleron Pharma, Inc.	42,800	1,470
Agios Pharmaceuticals, Inc. (d)	161,640	6,799
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	628,996	$ 99,507
Alkermes PLC (a)	673,600	31,161
Alnylam Pharmaceuticals, Inc. (a)	588,563	29,152
Amgen, Inc.	1,776,402	198,513
BioCryst Pharmaceuticals, Inc. (a)	513,200	4,408
Biogen Idec, Inc. (a)	748,300	214,852
BioMarin Pharmaceutical, Inc. (a)	281,704	16,404
Bluebird Bio, Inc.	94,800	1,877
Celgene Corp. (a)	55,200	8,115
Clovis Oncology, Inc. (a)	129,300	6,991
Dicerna Pharmaceuticals, Inc.	161,260	3,027
Exelixis, Inc. (a)	2,632,000	9,317
Gilead Sciences, Inc. (a)	6,012,760	471,942
Grifols SA	192,400	10,277
Grifols SA ADR	156,245	6,412
Intercept Pharmaceuticals, Inc. (a)	80,779	21,335
InterMune, Inc. (a)	375,237	12,038
Intrexon Corp.	234,059	4,419
Ironwood Pharmaceuticals, Inc. Class A (a)	907,481	10,000
Isis Pharmaceuticals, Inc. (a)	63,700	1,695
Keryx Biopharmaceuticals, Inc. (a)(d)	528,873	7,811
KYTHERA Biopharmaceuticals, Inc. (a)	263,156	8,582
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	7,001
Neurocrine Biosciences, Inc. (a)	442,100	6,198
NPS Pharmaceuticals, Inc. (a)	13,500	359
Pharmacyclics, Inc. (a)	208,000	19,673
Regeneron Pharmaceuticals, Inc. (a)	313,189	92,983
Seattle Genetics, Inc. (a)	158,900	6,114
Synageva BioPharma Corp. (a)	130,800	11,297
uniQure B.V.	305,687	3,139
Vertex Pharmaceuticals, Inc. (a)	428,860	29,034
		1,361,902
Health Care Equipment & Supplies - 0.8%
Accuray, Inc. (a)(d)	935,165	7,855
Boston Scientific Corp. (a)	2,611,300	32,928
Insulet Corp. (a)	130,700	4,918
Intuitive Surgical, Inc. (a)	92,207	33,351
The Cooper Companies, Inc.	343,230	45,275
		124,327
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	936,371	$ 13,884
Cardinal Health, Inc.	285,931	19,875
HCA Holdings, Inc. (a)	701,300	36,468
iKang Healthcare Group, Inc. sponsored ADR	482,200	6,621
Qualicorp SA (a)	1,151,000	11,186
		88,034
Health Care Technology - 0.3%
athenahealth, Inc. (a)	76,475	9,455
Castlight Health, Inc. Class B (a)(d)	122,959	1,847
Cerner Corp. (a)	816,418	41,882
		53,184
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	366,510	19,806
Illumina, Inc. (a)(d)	864,035	117,379
Lonza Group AG	38,412	4,013
		141,198
Pharmaceuticals - 4.4%
AbbVie, Inc.	2,190,306	114,071
Achaogen, Inc. (a)	331,200	4,643
Actavis PLC (a)	807,955	165,089
Allergan, Inc.	258,473	42,865
Bristol-Myers Squibb Co.	691,070	34,616
Endocyte, Inc. (a)	179,300	3,247
GW Pharmaceuticals PLC ADR (a)(d)	265,666	19,420
Johnson & Johnson	141,700	14,353
Merck & Co., Inc.	729,603	42,726
Pacira Pharmaceuticals, Inc. (a)	117,166	8,025
Perrigo Co. PLC	159,240	23,068
Salix Pharmaceuticals Ltd. (a)	235,837	25,942
Shire PLC sponsored ADR	165,759	28,469
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,003,000	49,007
Valeant Pharmaceuticals International (Canada) (a)	888,300	118,788
		694,329
TOTAL HEALTH CARE		2,462,974
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	11,300	1,630
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Curtiss-Wright Corp.	175,809	$ 11,241
Honeywell International, Inc.	819,200	76,104
Huntington Ingalls Industries, Inc.	15,400	1,586
Precision Castparts Corp.	380,800	96,377
The Boeing Co.	961,226	124,017
United Technologies Corp.	1,726,900	204,344
		515,299
Air Freight & Logistics - 0.2%
FedEx Corp.	234,178	31,907
Airlines - 1.6%
American Airlines Group, Inc.	3,359,993	117,835
Azul-Linhas Aereas Brasileiras warrants (f)	165,571	0
Delta Air Lines, Inc.	1,868,100	68,802
Southwest Airlines Co.	421,502	10,188
Spirit Airlines, Inc. (a)	856,400	48,678
United Continental Holdings, Inc. (a)	37,800	1,545
		247,048
Building Products - 0.1%
A.O. Smith Corp.	274,454	12,833
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	368,769	29,527
Jacobs Engineering Group, Inc. (a)	182,700	10,542
MasTec, Inc. (a)	211,774	8,382
		48,451
Electrical Equipment - 0.9%
Acuity Brands, Inc.	30,600	3,812
Eaton Corp. PLC	1,067,800	77,565
EnerSys	289,612	19,572
Generac Holdings, Inc.	340,701	20,060
OSRAM Licht AG (a)	89,042	4,661
SolarCity Corp. (a)(d)	410,032	21,834
		147,504
Industrial Conglomerates - 0.9%
Danaher Corp.	1,900,500	139,459
Machinery - 1.8%
Caterpillar, Inc.	500,900	52,795
Cummins, Inc.	850,561	128,307
Ingersoll-Rand PLC	679,684	40,645
ITT Corp.	313,800	13,537
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	423,700	$ 13,465
Meritor, Inc. (a)	132,200	1,569
Navistar International Corp. (a)	320,100	12,141
Pentair Ltd.	212,171	15,762
Xylem, Inc.	171,277	6,438
		284,659
Professional Services - 0.4%
Huron Consulting Group, Inc. (a)	137,994	9,825
Towers Watson & Co.	476,887	53,516
		63,341
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	175,163	9,212
Canadian Pacific Railway Ltd.	201,300	31,431
Hertz Global Holdings, Inc. (a)	847,696	24,134
J.B. Hunt Transport Services, Inc.	257,400	19,588
Union Pacific Corp.	571,300	108,793
		193,158
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	183,900	4,741
WESCO International, Inc. (a)	108,100	9,489
		14,230
TOTAL INDUSTRIALS		1,697,889
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 2.2%
F5 Networks, Inc. (a)	358,706	37,725
Juniper Networks, Inc. (a)	699	17
Palo Alto Networks, Inc. (a)	345,746	21,983
QUALCOMM, Inc.	3,367,214	265,033
Riverbed Technology, Inc. (a)	1,353,541	26,326
		351,084
Electronic Equipment & Components - 0.3%
InvenSense, Inc. (a)(d)	1,192,280	25,670
TE Connectivity Ltd.	334,612	19,735
		45,405
Internet Software & Services - 9.9%
Akamai Technologies, Inc. (a)	517,930	27,487
Baidu.com, Inc. sponsored ADR (a)	79,400	12,216
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)	264,000	$ 9,705
Dropbox, Inc. (a)(f)	1,003,814	19,174
eBay, Inc. (a)	402,300	20,851
Facebook, Inc. Class A (a)	5,930,201	354,507
Gogo, Inc. (d)	460,900	6,231
Google, Inc.:
Class A (a)	799,354	427,558
Class C (a)	771,754	406,452
IAC/InterActiveCorp	217,900	14,442
INFO Edge India Ltd. (a)	108,039	1,048
Just Dial Ltd.	252,638	4,937
LinkedIn Corp. (a)	30,470	4,676
Naver Corp.	50,363	35,977
Rackspace Hosting, Inc. (a)	1,743,801	50,605
SouFun Holdings Ltd. ADR	121,600	1,431
Tencent Holdings Ltd.	720,100	44,880
Wix.com Ltd. (a)	172,600	3,537
Xoom Corp. (a)	418,275	9,332
Yahoo!, Inc. (a)	3,079,276	110,700
		1,565,746
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	3,981,954	190,756
MasterCard, Inc. Class A	2,915,700	214,450
VeriFone Systems, Inc. (a)	755,700	25,271
Visa, Inc. Class A	1,177,299	238,533
		669,010
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	695,862	22,629
Cavium, Inc. (a)	846,901	35,883
Cirrus Logic, Inc. (a)	700	16
Cree, Inc. (a)	695,502	32,807
Cypress Semiconductor Corp.	961,884	9,109
EPISTAR Corp.	18,000	39
First Solar, Inc. (a)	1,045,000	70,527
Freescale Semiconductor, Inc. (a)	1,801,754	39,585
GCL-Poly Energy Holdings Ltd. (a)	32,059,000	9,593
International Rectifier Corp. (a)	187,900	4,893
Marvell Technology Group Ltd.	1,132,426	17,960
Maxim Integrated Products, Inc.	720,399	23,370
Micron Technology, Inc. (a)	814,100	21,264
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc. (a)	242,794	$ 9,008
NVIDIA Corp.	1,015,070	18,748
NXP Semiconductors NV (a)	3,680,107	219,408
Seoul Semiconductor Co. Ltd.	75,796	3,041
SunEdison, Inc. (a)	846,845	16,285
SunPower Corp. (a)	145,100	4,849
		559,014
Software - 5.4%
Activision Blizzard, Inc.	4,072,700	81,495
Adobe Systems, Inc. (a)	924,250	57,017
CommVault Systems, Inc. (a)	16,688	808
Concur Technologies, Inc. (a)	78,600	6,325
Electronic Arts, Inc. (a)	2,755,386	77,977
Fortinet, Inc. (a)	866,096	19,037
Imperva, Inc. (a)	129,076	2,953
Intuit, Inc.	122,800	9,302
Microsoft Corp.	7,776,944	314,189
Nintendo Co. Ltd.	228,500	23,983
Red Hat, Inc. (a)	465,300	22,637
salesforce.com, Inc. (a)	4,015,649	207,408
VMware, Inc. Class A (a)(d)	123,100	11,388
Zynga, Inc. (a)	4,728,853	19,152
		853,671
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	1,278,087	754,194
EMC Corp.	2,978,222	76,838
Hewlett-Packard Co.	1,059,400	35,024
NCR Corp. (a)	1,614,966	49,273
Nimble Storage, Inc.	54,900	1,353
		916,682
TOTAL INFORMATION TECHNOLOGY		4,960,612
MATERIALS - 2.2%
Chemicals - 2.2%
Cabot Corp.	497,499	28,755
Celanese Corp. Class A	306,450	18,825
CF Industries Holdings, Inc.	31,700	7,772
Chemtura Corp. (a)	61,003	1,360
E.I. du Pont de Nemours & Co.	48,790	3,285
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	829,500	$ 72,308
FMC Corp.	107,700	8,293
Huntsman Corp.	737,461	18,473
Intrepid Potash, Inc. (a)(d)	515,965	8,410
LyondellBasell Industries NV Class A	35,225	3,258
Monsanto Co.	1,184,500	131,124
Potash Corp. of Saskatchewan, Inc. (d)	619,161	22,381
The Mosaic Co.	453,919	22,714
		346,958
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	85,800	4,477
TOTAL MATERIALS		351,435
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Jazztel PLC (a)	573,300	8,797
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	458,609	13,433
TOTAL TELECOMMUNICATION SERVICES		22,230
TOTAL COMMON STOCKS (Cost $11,034,275)		15,716,385
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc.:
Series C (f)	607,766	10,287
Series D (f)	149,114	2,524
		12,811
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (f)	165,571	7,426
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
New Relic, Inc. Series F (f)	152,912	4,424
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Cloudera, Inc. Series F (f)	186,078	$ 2,709
TOTAL INFORMATION TECHNOLOGY		7,133
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,593)		27,370
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.11% (b)	14,018,411	14,018
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	154,608,277	154,608
TOTAL MONEY MARKET FUNDS (Cost $168,626)		168,626
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $11,224,494)		15,912,381
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(143,313)
NET ASSETS - 100%		$ 15,769,068
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,486,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
Cloudera, Inc. Series F	2/5/14	$ 2,709
Dropbox, Inc.	5/2/12	$ 9,084
New Relic, Inc. Series F	4/17/14	$ 4,424
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
NJOY, Inc. Series D	2/14/14	$ 2,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	1,276
Total	$ 1,298
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
500 Com Ltd. sponsored ADR Class A	$ -	$ 7,709	$ 1,385	$ -	$ 10,849
Parsvnath Developers Ltd.	10,232	-	-	-	8,699
Total	$ 10,232	$ 7,709	$ 1,385	$ -	$ 19,548
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,147,593	$ 3,114,840	$ -	$ 32,753
Consumer Staples	1,668,072	1,668,072	-	-
Energy	690,960	690,960	-	-
Financials	727,431	720,084	7,347	-
Health Care	2,462,974	2,462,974	-	-
Industrials	1,705,315	1,697,889	-	7,426
Information Technology	4,967,745	4,917,455	23,983	26,307
Materials	351,435	351,435	-	-
Telecommunication Services	22,230	22,230	-	-
Money Market Funds	168,626	168,626	-	-
Total Investments in Securities:	$ 15,912,381	$ 15,814,565	$ 31,330	$ 66,486

During the period, 120,385,000 shares of the Fund held by affiliated entities were redeemed for investments with a value of $7,325,217,000. The Fund recognized a net gain of $3,310,457,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $11,253,770,000. Net unrealized appreciation aggregated $4,658,611,000, of which $4,928,680,000 related to appreciated investment securities and $270,069,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

April 30, 2014

1.800341.110

LSF-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 2.3%
Delphi Automotive PLC	592,300	$ 39,589
Tenneco, Inc. (a)	825,300	49,411
TRW Automotive Holdings Corp. (a)	396,200	31,835
		120,835
Automobiles - 5.7%
Ford Motor Co.	8,332,333	134,567
General Motors Co.	4,081,587	140,733
General Motors Co.:
warrants 7/10/16 (a)	469,476	11,610
warrants 7/10/19 (a)	469,476	8,023
Motors Liquidation Co. GUC Trust (a)	123,112	3,392
		298,325
Diversified Consumer Services - 3.5%
Service Corp. International	9,896,727	185,762
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	987,744	27,845
Penn National Gaming, Inc. (a)	360,340	4,021
Station Holdco LLC unit (a)(g)(h)	146,846	26
		31,892
Household Durables - 2.0%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	6,329
Lennar Corp. Class A (e)	677,100	26,129
Newell Rubbermaid, Inc.	2,341,747	70,510
		102,968
Media - 6.3%
Cinemark Holdings, Inc.	2,601,645	77,061
Comcast Corp. Class A	3,767,334	194,997
Gray Television, Inc. (a)(f)	3,766,164	42,369
Nexstar Broadcasting Group, Inc. Class A (e)	455,698	18,160
		332,587
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	385,122	23,777
GameStop Corp. Class A (e)	2,885,007	114,477
Sally Beauty Holdings, Inc. (a)	808,000	22,147
		160,401
TOTAL CONSUMER DISCRETIONARY		1,232,770
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food Products - 1.5%
ConAgra Foods, Inc.	541,700	$ 16,527
Darling International, Inc. (a)	3,065,983	61,350
		77,877
Personal Products - 0.3%
Revlon, Inc. (a)	553,261	16,675
TOTAL CONSUMER STAPLES		94,552
ENERGY - 10.9%
Energy Equipment & Services - 3.1%
Ensco PLC Class A	110,000	5,550
Halliburton Co.	1,126,593	71,054
Noble Corp.	987,610	30,428
Oil States International, Inc. (a)	270,466	26,273
Schlumberger Ltd.	109,400	11,110
Transocean Ltd. (United States) (e)	381,900	16,448
		160,863
Oil, Gas & Consumable Fuels - 7.8%
Continental Resources, Inc. (a)(e)	494,487	68,496
Denbury Resources, Inc.	1,522,200	25,603
Hess Corp.	835,910	74,530
HollyFrontier Corp.	1,549,563	81,492
Kodiak Oil & Gas Corp. (a)	2,019,747	25,671
Peabody Energy Corp.	822,825	15,642
Range Resources Corp.	247,200	22,359
Valero Energy Corp.	1,328,266	75,937
Western Refining, Inc. (e)	451,814	19,654
		409,384
TOTAL ENERGY		570,247
FINANCIALS - 11.8%
Banks - 8.0%
Bank of America Corp.	8,641,999	130,840
Barclays PLC sponsored ADR (e)	2,441,721	41,778
CIT Group, Inc.	229,310	9,872
Citigroup, Inc.	1,458,047	69,855
Huntington Bancshares, Inc.	8,526,580	78,103
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	5,015,480	$ 50,857
SunTrust Banks, Inc.	1,019,600	39,010
		420,315
Consumer Finance - 1.1%
American Express Co.	679,548	59,413
Insurance - 1.2%
AFLAC, Inc.	641,700	40,247
Lincoln National Corp.	435,700	21,136
		61,383
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	430,875	15,835
Host Hotels & Resorts, Inc.	1,016,122	21,796
Sabra Health Care REIT, Inc.	547,507	16,409
		54,040
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	463,840	19,504
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	3,795
TOTAL FINANCIALS		618,450
HEALTH CARE - 10.7%
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	9,434,356	118,967
Health Care Providers & Services - 5.4%
Community Health Systems, Inc. (a)	1,376,027	52,138
DaVita HealthCare Partners, Inc. (a)	735,652	50,981
HCA Holdings, Inc. (a)	1,216,779	63,273
Tenet Healthcare Corp. (a)	1,929,244	86,970
Universal Health Services, Inc. Class B	385,505	31,530
		284,892
Pharmaceuticals - 3.0%
Johnson & Johnson	153,000	15,497
Merck & Co., Inc.	1,551,500	90,856
Sanofi SA sponsored ADR	992,534	53,398
		159,751
TOTAL HEALTH CARE		563,610
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	478,776	$ 44,478
Huntington Ingalls Industries, Inc.	258,160	26,590
Textron, Inc.	602,700	24,650
		95,718
Airlines - 4.1%
American Airlines Group, Inc.	1,481,380	51,952
Delta Air Lines, Inc.	3,665,001	134,982
Southwest Airlines Co.	571,283	13,808
United Continental Holdings, Inc. (a)	370,700	15,151
		215,893
Building Products - 0.7%
Allegion PLC	246,500	12,165
Armstrong World Industries, Inc. (a)	489,200	25,712
		37,877
Commercial Services & Supplies - 1.0%
Deluxe Corp.	742,413	40,796
Tyco International Ltd.	328,233	13,425
		54,221
Electrical Equipment - 0.8%
Emerson Electric Co.	163,500	11,147
Generac Holdings, Inc.	490,557	28,884
		40,031
Industrial Conglomerates - 0.6%
General Electric Co.	1,103,883	29,683
Machinery - 1.7%
Harsco Corp.	1,103,224	26,400
Ingersoll-Rand PLC	739,500	44,222
Pentair Ltd.	78,757	5,851
Timken Co.	228,734	14,429
		90,902
Marine - 0.3%
Genco Shipping & Trading Ltd. rights 5/29/14 (a)	97,415	0
Navios Maritime Holdings, Inc.	2,162,794	17,021
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	707,700	20,148
TOTAL INDUSTRIALS		601,494
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,383,049	$ 55,072
Electronic Equipment & Components - 2.0%
Avnet, Inc.	594,313	25,633
Belden, Inc.	777,664	57,399
Corning, Inc.	726,800	15,197
Viasystems Group, Inc. (a)	540,460	6,496
		104,725
Internet Software & Services - 0.2%
VeriSign, Inc. (a)(e)	194,300	9,167
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(e)	1,704,692	6,972
Freescale Semiconductor, Inc. (a)	1,235,600	27,146
Intersil Corp. Class A	1,460,387	18,021
Micron Technology, Inc. (a)	2,293,545	59,907
NXP Semiconductors NV (a)	269,464	16,065
ON Semiconductor Corp. (a)	5,502,368	51,777
		179,888
Software - 1.5%
Citrix Systems, Inc. (a)	230,899	13,695
Microsoft Corp.	1,619,168	65,414
		79,109
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	1,117,931	34,108
TOTAL INFORMATION TECHNOLOGY		462,069
MATERIALS - 13.4%
Chemicals - 10.5%
H.B. Fuller Co.	461,829	21,397
LyondellBasell Industries NV Class A	5,246,855	485,338
OMNOVA Solutions, Inc. (a)(f)	3,114,962	28,408
Phosphate Holdings, Inc. (a)	307,500	231
W.R. Grace & Co. (a)	179,956	16,574
		551,948
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	952,064	91,027
Sealed Air Corp.	483,434	16,587
		107,614
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Ormet Corp. (a)(f)	1,405,000	$ 29
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp. (a)	1,563,090	25,619
Neenah Paper, Inc.	418,300	21,070
		46,689
TOTAL MATERIALS		706,280
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp. (e)	5,528,256	32,893
Intelsat SA	1,144,700	20,811
		53,704
UTILITIES - 3.3%
Electric Utilities - 0.2%
FirstEnergy Corp.	421,304	14,219
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp. (a)	2,616,200	59,989
The AES Corp.	7,025,407	101,517
		161,506
TOTAL UTILITIES		175,725
TOTAL COMMON STOCKS (Cost $3,230,766)		5,078,901
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $10,975)	439,013	12,068
Corporate Bonds - 0.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Marine - 0.2%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 11,340	$ 11,220
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/49 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
8.375% 7/15/33 (d)	50,210	0
8.8% 3/1/21 (d)	10,765	0
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	13,360	13,894
TOTAL CORPORATE BONDS (Cost $21,387)		25,114
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	132,848,605	132,849
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	293,659,735	293,660
TOTAL MONEY MARKET FUNDS (Cost $426,509)		426,509
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $3,689,637)		5,542,592
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(284,307)
NET ASSETS - 100%		$ 5,258,285
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 287
Fidelity Securities Lending Cash Central Fund	435
Total	$ 722
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 29,414	$ -	$ -	$ -	$ 42,369
OMNOVA Solutions, Inc.	25,107	-	-	-	28,408
Ormet Corp.	13	-	-	-	29
Service Corp. International	244,446	-	53,608	2,654	-
Total	$ 298,980	$ -	$ 53,608	$ 2,654	$ 70,806
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,232,770	$ 1,232,744	$ -	$ 26
Consumer Staples	94,552	94,552	-	-
Energy	570,247	570,247	-	-
Financials	630,518	630,518	-	-
Health Care	563,610	563,610	-	-
Industrials	601,494	601,494	-	-
Information Technology	462,069	462,069	-	-
Materials	706,280	706,280	-	-
Telecommunication Services	53,704	53,704	-	-
Utilities	175,725	175,725	-	-
Corporate Bonds	25,114	-	25,114	-
Money Market Funds	426,509	426,509	-	-
Total Investments in Securities:	$ 5,542,592	$ 5,517,452	$ 25,114	$ 26
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,686,839,000. Net unrealized appreciation aggregated $1,855,753,000, of which $2,004,677,000 related to appreciated investment securities and $148,924,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2014

1.800335.110

DGF-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Johnson Controls, Inc.	1,415,436	$ 63,893
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,567,620	44,552
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	1,156,300	32,596
Bloomin' Brands, Inc. (a)	351,900	7,503
Brinker International, Inc.	1,147,061	56,367
Sonic Corp. (a)	988,557	18,822
Wyndham Worldwide Corp.	348,191	24,840
		140,128
Household Durables - 0.3%
Taylor Wimpey PLC	15,841,637	28,111
Media - 4.2%
Altice S.A. (d)	534,100	30,521
Atresmedia Corporacion de Medios de Comunicacion SA (d)	1,881,566	26,965
CBS Corp. Class B	1,118,642	64,613
Comcast Corp. Class A	2,248,596	116,387
DISH Network Corp. Class A (a)	359,000	20,413
Eniro AB (a)	732,900	5,816
MDC Partners, Inc. Class A (sub. vtg.)	1,085,908	26,518
Time Warner, Inc.	971,117	64,540
		355,773
Specialty Retail - 3.3%
AutoZone, Inc. (a)	121,300	64,761
Foot Locker, Inc.	1,030,979	47,971
GameStop Corp. Class A	754,500	29,939
Home Depot, Inc.	14	1
Kingfisher PLC	6,631,736	46,815
Staples, Inc.	2,769,164	34,615
TJX Companies, Inc.	863,275	50,225
		274,327
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	644,364	47,006
VF Corp.	860,800	52,586
		99,592
TOTAL CONSUMER DISCRETIONARY		1,006,376
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 10.7%
Beverages - 3.7%
Anheuser-Busch InBev SA NV (d)	206,400	$ 22,497
Cott Corp.	215,070	1,746
Dr. Pepper Snapple Group, Inc.	1,278,208	70,838
PepsiCo, Inc.	1,050,100	90,193
The Coca-Cola Co.	2,978,438	121,490
		306,764
Food & Staples Retailing - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,507,500	42,486
Kroger Co.	1,776,209	81,777
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	571,201	29,546
Walgreen Co.	1,496,036	101,581
		255,390
Food Products - 1.2%
Archer Daniels Midland Co.	995,760	43,545
Bunge Ltd.	301,480	24,013
Greencore Group PLC	6,741,177	29,718
Hilton Food Group PLC	612,674	5,519
		102,795
Household Products - 0.6%
Svenska Cellulosa AB (SCA) (B Shares)	1,682,876	47,130
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	1,280,460	73,940
Japan Tobacco, Inc.	1,595,500	52,374
Lorillard, Inc.	987,756	58,692
		185,006
TOTAL CONSUMER STAPLES		897,085
ENERGY - 8.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	697,342	54,762
Oil, Gas & Consumable Fuels - 7.6%
Access Midstream Partners LP	935,036	55,494
BPZ Energy, Inc. (a)	2,730,178	7,371
Chevron Corp.	1,420,300	178,276
ConocoPhillips Co.	1,552,047	115,333
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
Exxon Mobil Corp.	1,085,889	111,206
MPLX LP	867,322	46,948
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)	1,907,290	$ 29,429
Phillips 66 Partners LP	599,536	32,147
QEP Midstream Partners LP	17,086	407
Suncor Energy, Inc.	1,371,100	52,890
TAG Oil Ltd. (a)(e)	3,896,100	11,339
TAG Oil Ltd. (e)(f)	146,900	428
		641,268
TOTAL ENERGY		696,030
FINANCIALS - 15.6%
Banks - 10.2%
Bank of America Corp.	9,219,717	139,587
Citigroup, Inc.	2,166,061	103,776
JPMorgan Chase & Co.	3,376,135	188,996
Nordea Bank AB	4,731,390	68,364
SunTrust Banks, Inc.	1,132,300	43,322
U.S. Bancorp	2,645,769	107,894
Wells Fargo & Co.	4,067,293	201,900
		853,839
Capital Markets - 1.5%
BlackRock, Inc. Class A	134,480	40,478
Carlyle Group LP	203,600	6,531
Fortress Investment Group LLC	3,719,300	26,593
Monex Group, Inc.	4,910,700	16,427
The Blackstone Group LP	1,214,284	35,858
		125,887
Consumer Finance - 0.8%
Capital One Financial Corp.	949,267	70,151
Diversified Financial Services - 0.6%
McGraw Hill Financial, Inc.	708,527	52,381
Insurance - 2.3%
Allied World Assurance Co. Holdings Ltd.	558,708	60,167
Aspen Insurance Holdings Ltd.	989,358	45,293
Reinsurance Group of America, Inc.	377,014	28,921
The Travelers Companies, Inc.	649,168	58,802
		193,183
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	215,577	$ 14,577
TOTAL FINANCIALS		1,310,018
HEALTH CARE - 13.5%
Biotechnology - 3.1%
Amgen, Inc.	1,179,810	131,844
Gilead Sciences, Inc. (a)	1,088,741	85,455
Grifols SA ADR	710,569	29,162
Theravance, Inc. (a)(d)	582,399	15,678
		262,139
Health Care Equipment & Supplies - 1.2%
Covidien PLC	759,700	54,129
The Cooper Companies, Inc.	333,784	44,029
		98,158
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	1,072,603	74,557
McKesson Corp.	429,258	72,626
		147,183
Health Care Technology - 0.1%
CompuGroup Medical AG	359,500	9,581
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	704,200	38,055
Lonza Group AG	208,435	21,777
		59,832
Pharmaceuticals - 6.6%
AbbVie, Inc.	1,630,151	84,898
Astellas Pharma, Inc.	2,303,800	25,622
Bayer AG	20	3
Horizon Pharma, Inc. (a)	175,773	2,492
Horizon Pharma, Inc. warrants 9/25/17 (a)	932,200	9,124
Johnson & Johnson	1,920,643	194,542
Merck & Co., Inc.	2,213,400	129,617
Novo Nordisk A/S Series B	661,485	30,022
Perrigo Co. PLC	312,178	45,222
Teva Pharmaceutical Industries Ltd. sponsored ADR	638,400	31,192
		552,734
TOTAL HEALTH CARE		1,129,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.8%
The Boeing Co.	676,300	$ 87,256
United Technologies Corp.	1,235,366	146,181
		233,437
Air Freight & Logistics - 0.7%
FedEx Corp.	442,652	60,311
Electrical Equipment - 1.2%
Generac Holdings, Inc.	489,194	28,804
Roper Industries, Inc.	523,044	72,677
		101,481
Industrial Conglomerates - 1.6%
Danaher Corp.	1,043,592	76,579
Koninklijke Philips Electronics NV	1,809,043	57,913
		134,492
Machinery - 0.3%
Manitowoc Co., Inc.	971,175	30,864
Professional Services - 0.6%
Dun & Bradstreet Corp.	435,202	48,203
Road & Rail - 1.3%
CSX Corp.	805,322	22,726
Norfolk Southern Corp.	174,220	16,469
Union Pacific Corp.	370,265	70,510
		109,705
TOTAL INDUSTRIALS		718,493
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	3,715,986	85,876
QUALCOMM, Inc.	1,512,183	119,024
		204,900
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	1,057,194	62,353
Internet Software & Services - 2.3%
Google, Inc.:
Class A (a)	178,612	95,536
Class C (a)	178,612	94,068
Velti PLC (j)	1,639,166	26
		189,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 5.5%
Amdocs Ltd.	820,882	$ 38,196
ASAC II LP (j)	2,514,134	34,451
Computer Sciences Corp.	830,861	49,170
Fidelity National Information Services, Inc.	1,335,150	71,337
MasterCard, Inc. Class A	998,080	73,409
Total System Services, Inc.	2,017,131	64,084
Visa, Inc. Class A	425,273	86,165
Xerox Corp.	3,516,134	42,510
		459,322
Software - 5.4%
Activision Blizzard, Inc.	1,709,717	34,211
Comverse, Inc. (a)	1,089,313	27,167
Electronic Arts, Inc. (a)	904,586	25,600
Microsoft Corp.	5,512,016	222,685
Oracle Corp.	3,515,560	143,716
		453,379
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	492,274	290,490
EMC Corp.	2,223,200	57,359
		347,849
TOTAL INFORMATION TECHNOLOGY		1,717,433
MATERIALS - 3.4%
Chemicals - 2.7%
Cabot Corp.	650,048	37,573
Eastman Chemical Co.	348,999	30,422
LyondellBasell Industries NV Class A	699,138	64,670
Potash Corp. of Saskatchewan, Inc. (d)	1,811,000	65,464
W.R. Grace & Co. (a)	311,091	28,651
		226,780
Containers & Packaging - 0.7%
Nampak Ltd.	7,552,192	28,140
Rock-Tenn Co. Class A	291,364	27,857
		55,997
TOTAL MATERIALS		282,777
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	3,095,400	$ 144,648
Verizon Communications, Inc. CDI	292,480	13,671
		158,319
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	360,300	10,553
Telephone & Data Systems, Inc.	485,071	13,189
Vodafone Group PLC	6,065,944	23,030
		46,772
TOTAL TELECOMMUNICATION SERVICES		205,091
UTILITIES - 1.6%
Electric Utilities - 0.6%
ITC Holdings Corp.	556,996	20,592
Xcel Energy, Inc.	983,752	31,352
		51,944
Multi-Utilities - 1.0%
CMS Energy Corp.	1,383,445	41,932
Sempra Energy	410,021	40,432
		82,364
TOTAL UTILITIES		134,308
TOTAL COMMON STOCKS (Cost $6,623,683)		8,097,238
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (j) (Cost $9,659)	276,749	9,659
Convertible Bonds - 0.1%
		Principal Amount (000s) (i)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17		$ 7,356	$ 6,092
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (j)		5,003	6,240
TOTAL CONVERTIBLE BONDS (Cost $12,359)			12,332
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (h) (Cost $4,240)		4,240	4,240
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $10,674)	EUR	6,950	10,741
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	177,752,909	177,753
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	30,305,964	30,306
TOTAL MONEY MARKET FUNDS (Cost $208,059)		208,059
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,868,674)		8,342,269
NET OTHER ASSETS (LIABILITIES) - 0.6%		46,252
NET ASSETS - 100%		$ 8,388,521
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
476 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 44,694	$ 409

The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,169,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,275,000.
(i) Amount is stated in United States Dollars unless otherwise noted.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,376,000 or 0.6% of net assets.

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 25,141
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 5,003
Mobileye NV Series F	8/15/13	$ 9,659
Velti PLC	4/19/13	$ 2,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 105
Fidelity Securities Lending Cash Central Fund	1,317
Total	$ 1,422
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double Eagle Petroleum Co.	$ 3,050	$ -	$ 2,039	$ -	$ -
PICO Holdings, Inc.	26,509	-	27,964	-	-
TAG Oil Ltd.	13,370	1,311	-	-	11,339
TAG Oil Ltd. (144A)	548	-	-	-	428
Total	$ 43,477	$ 1,311	$ 30,003	$ -	$ 11,767
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,006,376	$ 1,006,376	$ -	$ -
Consumer Staples	897,085	800,648	96,437	-
Energy	696,030	696,030	-	-
Financials	1,310,018	1,310,018	-	-
Health Care	1,129,627	1,090,481	39,146	-
Industrials	718,493	660,580	57,913	-
Information Technology	1,727,092	1,682,956	26	44,110
Materials	282,777	282,777	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 205,091	$ 182,061	$ 23,030	$ -
Utilities	134,308	134,308	-	-
Corporate Bonds	12,332	-	6,092	6,240
U.S. Government and Government Agency Obligations	4,240	-	4,240	-
Preferred Securities	10,741	-	10,741	-
Money Market Funds	208,059	208,059	-	-
Total Investments in Securities:	$ 8,342,269	$ 8,054,294	$ 237,625	$ 50,350
Derivative Instruments:
Assets
Futures Contracts	$ 409	$ 409	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,871,547,000. Net unrealized appreciation aggregated $1,470,722,000, of which $1,581,164,000 related to appreciated investment securities and $110,442,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2014

1.800334.110

BCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 1.1%
Johnson Controls, Inc.	88,614	$ 4,000,036
Automobiles - 1.2%
Ford Motor Co.	119,979	1,937,661
General Motors Co.	77,251	2,663,614
		4,601,275
Diversified Consumer Services - 0.3%
DeVry, Inc.	22,972	1,034,429
Media - 1.2%
DISH Network Corp. Class A (a)	23,566	1,339,963
Time Warner Cable, Inc.	22,200	3,140,412
		4,480,375
Specialty Retail - 1.3%
Foot Locker, Inc.	47,600	2,214,828
Office Depot, Inc. (a)	636,100	2,601,649
		4,816,477
TOTAL CONSUMER DISCRETIONARY		18,932,592
CONSUMER STAPLES - 6.1%
Beverages - 0.5%
PepsiCo, Inc.	19,936	1,712,303
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	24,582	1,787,603
Wal-Mart Stores, Inc.	54,943	4,379,507
		6,167,110
Food Products - 1.9%
Kraft Foods Group, Inc.	67,194	3,820,651
Mondelez International, Inc.	89,706	3,198,019
		7,018,670
Household Products - 2.1%
Procter & Gamble Co.	92,904	7,669,225
TOTAL CONSUMER STAPLES		22,567,308
ENERGY - 14.2%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	29,600	1,789,024
National Oilwell Varco, Inc.	26,900	2,112,457
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	15,500	$ 1,574,025
Weatherford International Ltd. (a)	151,011	3,171,231
		8,646,737
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	78,600	7,782,972
Apache Corp.	79,075	6,863,710
Chevron Corp.	32,535	4,083,793
Exxon Mobil Corp.	178,130	18,242,292
Occidental Petroleum Corp.	74,222	7,106,757
		44,079,524
TOTAL ENERGY		52,726,261
FINANCIALS - 25.3%
Banks - 13.1%
Bank of America Corp.	341,335	5,167,812
Citigroup, Inc.	215,087	10,304,818
Fifth Third Bancorp	255,600	5,267,916
JPMorgan Chase & Co.	188,116	10,530,734
KeyCorp	382,335	5,215,049
U.S. Bancorp	80,197	3,270,434
Wells Fargo & Co.	144,098	7,153,025
Zions Bancorporation	71,080	2,055,634
		48,965,422
Capital Markets - 5.3%
Ares Capital Corp.	149,103	2,560,099
Bank of New York Mellon Corp.	53,100	1,798,497
Carlyle Group LP	30,500	978,440
E*TRADE Financial Corp. (a)	187,745	4,214,875
Goldman Sachs Group, Inc.	18,187	2,906,646
Raymond James Financial, Inc.	73,581	3,656,976
State Street Corp.	55,404	3,576,882
		19,692,415
Consumer Finance - 2.1%
Capital One Financial Corp.	77,333	5,714,909
Springleaf Holdings, Inc. (d)	87,400	2,008,452
		7,723,361
Insurance - 3.7%
AFLAC, Inc.	41,900	2,627,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	37,400	$ 2,129,930
American International Group, Inc.	60,175	3,197,098
Fidelity National Financial, Inc. Class A	88,755	2,856,136
MetLife, Inc.	35,700	1,868,895
The Chubb Corp.	11,216	1,032,769
		13,712,796
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc.	129,400	2,351,198
Senior Housing Properties Trust (SBI)	78,100	1,833,007
		4,184,205
TOTAL FINANCIALS		94,278,199
HEALTH CARE - 13.2%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	224,500	2,830,945
Health Care Providers & Services - 1.1%
HCA Holdings, Inc. (a)	28,591	1,486,732
Humana, Inc.	23,900	2,623,025
		4,109,757
Pharmaceuticals - 11.3%
Johnson & Johnson	97,200	9,845,388
Merck & Co., Inc.	237,032	13,880,594
Pfizer, Inc.	462,401	14,463,903
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,500	2,125,410
Zoetis, Inc. Class A	62,632	1,895,244
		42,210,539
TOTAL HEALTH CARE		49,151,241
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.1%
Textron, Inc.	6,751	276,116
Air Freight & Logistics - 1.2%
FedEx Corp.	31,700	4,319,125
Industrial Conglomerates - 4.5%
General Electric Co.	626,073	16,835,103
Machinery - 0.4%
Caterpillar, Inc.	15,965	1,682,711
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	82,600	$ 2,351,622
TOTAL INDUSTRIALS		25,464,677
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	155,950	1,451,895
Cisco Systems, Inc.	244,185	5,643,115
Juniper Networks, Inc. (a)	68,600	1,693,734
		8,788,744
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	44,700	1,606,965
IT Services - 1.3%
EVERTEC, Inc.	107,500	2,530,550
Xerox Corp.	195,219	2,360,198
		4,890,748
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	8,880	273,593
Intel Corp.	208,515	5,565,265
		5,838,858
Software - 6.2%
Activision Blizzard, Inc.	300,346	6,009,923
Comverse, Inc. (a)	213,848	5,333,369
Symantec Corp.	220,055	4,462,715
Verint Systems, Inc. (a)	163,665	7,163,617
		22,969,624
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	5,607	3,308,635
Hewlett-Packard Co.	78,267	2,587,507
		5,896,142
TOTAL INFORMATION TECHNOLOGY		49,991,081
MATERIALS - 3.8%
Chemicals - 0.8%
Axiall Corp.	37,000	1,724,200
The Dow Chemical Co.	25,392	1,267,061
		2,991,261
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	46,912	$ 2,212,839
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd. (Canada)	117,500	3,470,166
Freeport-McMoRan Copper & Gold, Inc.	162,945	5,600,420
		9,070,586
TOTAL MATERIALS		14,274,686
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	261,477	9,334,729
Level 3 Communications, Inc. (a)	65,162	2,803,921
		12,138,650
Wireless Telecommunication Services - 1.6%
Sprint Corp. (a)	72,300	614,550
T-Mobile U.S., Inc. (a)	179,791	5,266,078
		5,880,628
TOTAL TELECOMMUNICATION SERVICES		18,019,278
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	53,500	1,874,105
TOTAL COMMON STOCKS (Cost $323,117,882)		347,279,428
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 5/29/14 to 6/19/14 (Cost $199,994)	$ 200,000	199,997
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,349,031	$ 21,349,031
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	686,000	686,000
TOTAL MONEY MARKET FUNDS (Cost $22,035,031)		22,035,031
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $345,352,907)		369,514,456
NET OTHER ASSETS (LIABILITIES) - 0.8%		3,067,094
NET ASSETS - 100%		$ 372,581,550
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,813
Fidelity Securities Lending Cash Central Fund	2,681
Total	$ 22,494
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,932,592	$ 18,932,592	$ -	$ -
Consumer Staples	22,567,308	22,567,308	-	-
Energy	52,726,261	52,726,261	-	-
Financials	94,278,199	94,278,199	-	-
Health Care	49,151,241	49,151,241	-	-
Industrials	25,464,677	25,464,677	-	-
Information Technology	49,991,081	49,991,081	-	-
Materials	14,274,686	14,274,686	-	-
Telecommunication Services	18,019,278	18,019,278	-	-
Utilities	1,874,105	1,874,105	-	-
U.S. Government and Government Agency Obligations	199,997	-	199,997	-
Money Market Funds	22,035,031	22,035,031	-	-
Total Investments in Securities:	$ 369,514,456	$ 369,314,459	$ 199,997	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $350,892,394. Net unrealized appreciation aggregated $18,622,062, of which $34,657,441 related to appreciated investment securities and $16,035,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

April 30, 2014

1.930459.102

SLE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.3%
REITs - Apartments - 16.4%
AvalonBay Communities, Inc.	137,835	$ 18,821,369
Equity Residential (SBI)	450,551	26,780,751
Essex Property Trust, Inc.	345,367	59,838,286
Mid-America Apartment Communities, Inc.	614,848	42,824,163
Post Properties, Inc.	644,151	32,342,822
UDR, Inc.	637,200	16,477,992
TOTAL REITS - APARTMENTS		197,085,383
REITs - Health Care Facilities - 11.4%
HCP, Inc.	945,159	39,564,356
Health Care REIT, Inc.	338,749	21,371,674
Senior Housing Properties Trust (SBI)	345,700	8,113,579
Ventas, Inc.	1,022,437	67,562,637
TOTAL REITS - HEALTH CARE FACILITIES		136,612,246
REITs - Hotels - 6.2%
FelCor Lodging Trust, Inc.	2,391,669	22,075,105
Host Hotels & Resorts, Inc.	1,174,100	25,184,445
LaSalle Hotel Properties (SBI)	813,479	26,909,885
TOTAL REITS - HOTELS		74,169,435
REITs - Industrial Buildings - 15.0%
DuPont Fabros Technology, Inc.	207,710	5,032,813
Liberty Property Trust (SBI)	726,200	27,232,500
Prologis, Inc.	1,501,106	60,989,937
Public Storage	478,087	83,909,049
Terreno Realty Corp.	191,500	3,498,705
TOTAL REITS - INDUSTRIAL BUILDINGS		180,663,004
REITs - Malls - 17.0%
Simon Property Group, Inc.	941,323	163,037,144
Taubman Centers, Inc.	569,422	41,476,698
TOTAL REITS - MALLS		204,513,842
REITs - Management/Investment - 3.7%
Digital Realty Trust, Inc. (d)	384,400	20,526,960
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - continued
Equity Lifestyle Properties, Inc.	320,448	$ 13,417,158
Weyerhaeuser Co.	375,160	11,198,526
TOTAL REITS - MANAGEMENT/INVESTMENT		45,142,644
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	150,123	6,841,105
REITs - Office Buildings - 19.5%
Alexandria Real Estate Equities, Inc.	555,208	40,985,455
Boston Properties, Inc.	592,249	69,376,048
Cousins Properties, Inc.	2,141,931	24,910,658
Kilroy Realty Corp.	312,915	18,640,347
Mack-Cali Realty Corp.	239,400	4,876,578
Piedmont Office Realty Trust, Inc. Class A (d)	1,499,020	26,397,742
SL Green Realty Corp.	474,332	49,667,304
TOTAL REITS - OFFICE BUILDINGS		234,854,132
REITs - Shopping Centers - 7.5%
Cedar Shopping Centers, Inc.	1,190,090	7,366,657
Equity One, Inc.	728,569	16,414,660
Excel Trust, Inc.	147,292	1,858,825
Federal Realty Investment Trust (SBI)	334,152	39,276,226
Glimcher Realty Trust	667,759	6,804,464
Kite Realty Group Trust	250,500	1,553,100
Vornado Realty Trust	171,300	17,575,380
TOTAL REITS - SHOPPING CENTERS		90,849,312
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,170,731,103
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	725,542	13,719,999
TOTAL COMMON STOCKS (Cost $1,011,929,704)		1,184,451,102
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	18,198,119	$ 18,198,119
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	23,573,350	23,573,350
TOTAL MONEY MARKET FUNDS (Cost $41,771,469)		41,771,469
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,053,701,173)		1,226,222,571
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(22,871,613)
NET ASSETS - 100%		$ 1,203,350,958
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,506
Fidelity Securities Lending Cash Central Fund	37,721
Total	$ 52,227
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,054,882,481. Net unrealized appreciation aggregated $171,340,090, of which $175,263,659 related to appreciated investment securities and $3,923,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

April 30, 2014

1.924316.102

SRE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.3%
	Shares	Value
FINANCIALS - 15.2%
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	442,700	$ 12,010,451
American Residential Properties, Inc. (a)	29,100	522,927
American Tower Corp.	16,900	1,411,488
Annaly Capital Management, Inc.	44,900	518,595
Anworth Mortgage Asset Corp.	271,800	1,467,720
Apartment Investment & Management Co. Class A	116,300	3,585,529
Arbor Realty Trust, Inc.	113,300	794,233
Associated Estates Realty Corp.	32,400	543,672
AvalonBay Communities, Inc.	23,500	3,208,925
BioMed Realty Trust, Inc.	71,400	1,492,260
Blackstone Mortgage Trust, Inc.	6,600	187,638
CBL & Associates Properties, Inc.	268,600	4,880,462
Cedar Shopping Centers, Inc.	64,200	397,398
Chambers Street Properties	131,800	1,026,722
Chartwell Retirement Residence (a)(f)	14,700	139,885
CYS Investments, Inc.	179,100	1,540,260
Douglas Emmett, Inc.	74,900	2,067,240
DuPont Fabros Technology, Inc.	11,100	268,953
Dynex Capital, Inc.	228,300	1,958,814
EastGroup Properties, Inc.	14,400	910,800
Equity Lifestyle Properties, Inc.	301,700	12,632,179
Equity Residential (SBI)	32,900	1,955,576
Excel Trust, Inc.	206,300	2,603,506
Extra Space Storage, Inc.	9,600	502,368
First Potomac Realty Trust	120,400	1,568,812
Glimcher Realty Trust	7,800	79,482
Hatteras Financial Corp.	61,800	1,209,426
Highwoods Properties, Inc. (SBI)	20,900	843,315
Lexington Corporate Properties Trust	370,600	3,987,656
Liberty Property Trust (SBI)	21,800	817,500
LTC Properties, Inc.	57,600	2,225,088
MFA Financial, Inc.	1,657,400	13,143,168
Mid-America Apartment Communities, Inc.	70,300	4,896,395
Monmouth Real Estate Investment Corp. Class A	78,100	733,359
National Retail Properties, Inc. (e)	25,000	853,250
Newcastle Investment Corp.	375,400	1,685,546
Piedmont Office Realty Trust, Inc. Class A	84,100	1,481,001
Prologis, Inc.	81,800	3,323,534
Redwood Trust, Inc. (e)	94,200	2,053,560
Select Income (REIT)	42,500	1,308,150
Senior Housing Properties Trust (SBI)	136,600	3,206,002
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	16,900	$ 2,927,080
Stag Industrial, Inc.	54,800	1,289,444
Terreno Realty Corp.	137,761	2,516,893
Two Harbors Investment Corp.	155,800	1,617,204
Ventas, Inc.	151,600	10,017,728
Washington REIT (SBI)	46,100	1,127,606
Weyerhaeuser Co.	78,300	2,337,255
WP Carey, Inc.	39,800	2,446,904
		124,322,959
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,633,632
TOTAL FINANCIALS		125,956,591
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emeritus Corp. (a)	14,800	441,484
TOTAL COMMON STOCKS (Cost $105,400,592)		126,398,075
Preferred Stocks - 22.6%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
CommonWealth REIT 6.50%	23,600	610,060
Excel Trust, Inc. 7.00% (f)	24,300	606,042
Health Care REIT, Inc. Series I, 6.50%	16,200	932,513
Lexington Corporate Properties Trust Series C, 6.50%	59,500	2,793,525
Weyerhaeuser Co. Series A, 6.375%	32,000	1,792,000
		6,734,140
Nonconvertible Preferred Stocks - 21.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Capital Trust 9.50%	100,191	2,606,970
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 21.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	$ 756,672
Real Estate Investment Trusts - 21.2%
AG Mortgage Investment Trust, Inc. 8.00%	82,804	1,985,640
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	606,505
American Capital Agency Corp. 8.00%	120,000	3,138,000
American Homes 4 Rent:
Series A, 5.00%	210,000	5,147,100
Series B, 5.00%	80,000	1,936,000
Series C, 5.50% (a)	16,000	392,320
American Realty Capital Properties, Inc. Series F, 6.70%	45,091	1,062,795
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,835,656
Series C, 7.625%	24,839	620,975
Series D, 7.50%	73,213	1,803,968
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,539,732
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,585,715
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,168,033
Arbor Realty Trust, Inc.:
Series A, 8.25%	41,922	1,052,661
Series B, 7.75%	40,000	958,000
Series C, 8.50%	15,000	378,300
Armour Residential REIT, Inc. Series B, 7.875%	25,701	620,679
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,319,097
Series E, 9.00%	35,948	973,831
Brandywine Realty Trust Series E, 6.90%	21,000	540,960
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,842,902
Capstead Mortgage Corp. Series E, 7.50%	37,016	899,119
CBL & Associates Properties, Inc.:
Series D, 7.375%	67,200	1,710,240
Series E, 6.625%	38,296	912,977
Cedar Shopping Centers, Inc. Series B, 7.25%	109,018	2,766,877
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,680,893
Colony Financial, Inc. Series A, 8.50%	77,829	2,044,568
CommonWealth REIT:
7.50%	24,923	517,651
Series E, 7.25%	200,160	5,156,122
Coresite Realty Corp. Series A, 7.25%	42,600	1,080,336
Corporate Office Properties Trust Series L, 7.375%	136,869	3,532,589
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CubeSmart Series A, 7.75%	40,000	$ 1,062,440
CYS Investments, Inc.:
Series A, 7.75%	10,014	241,337
Series B, 7.50%	58,433	1,360,320
DDR Corp.:
Series J, 6.50%	70,181	1,704,696
Series K, 6.25%	25,489	600,776
Digital Realty Trust, Inc.:
Series E, 7.00%	40,181	1,008,543
Series F, 6.625%	20,000	487,000
Series G, 5.875%	28,270	623,071
Series H, 7.375%	10,000	254,000
Duke Realty LP Series L, 6.60%	4,300	107,199
DuPont Fabros Technology, Inc. Series B, 7.625%	73,798	1,909,892
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,394,341
Series B, 7.625%	47,335	1,114,266
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,674,505
Essex Property Trust, Inc. Series H, 7.125%	8,100	211,005
Excel Trust, Inc. Series B, 8.125%	360,000	9,558,000
First Potomac Realty Trust 7.75%	107,746	2,753,988
Five Oaks Investment Corp. Series A, 8.75%	40,000	1,010,800
General Growth Properties, Inc. Series A, 6.375%	34,690	848,171
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,767,911
Glimcher Realty Trust:
6.875%	3,183	78,620
Series G, 8.125%	40,977	1,044,914
Series H, 7.50%	53,575	1,380,092
Hatteras Financial Corp. Series A, 7.625%	36,972	883,631
Health Care REIT, Inc. Series J, 6.50%	33,400	846,022
Hersha Hospitality Trust Series B, 8.00%	18,928	501,971
Hospitality Properties Trust Series D, 7.125%	40,200	1,037,160
Hudson Pacific Properties, Inc. 8.375%	84,787	2,215,484
Inland Real Estate Corp. Series A, 8.125%	200,000	5,332,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	732,971
Investors Real Estate Trust Series B, 7.95%	33,428	888,516
iStar Financial, Inc.:
Series E, 7.875%	24,583	594,171
Series F, 7.80%	128,864	3,104,334
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
Series G, 7.65%	84,000	$ 2,018,520
Kilroy Realty Corp.:
Series G, 6.875%	20,300	512,575
Series H, 6.375%	31,704	757,092
Kite Realty Group Trust 8.25%	4,100	106,969
LaSalle Hotel Properties:
Series G, 7.25%	26,100	661,635
Series H, 7.50%	37,192	966,992
Series I, 6.375%	39,839	945,778
LBA Realty Fund II Series B, 7.625%	118,900	2,437,450
MFA Financial, Inc.:
8.00%	108,747	2,740,424
Series B, 7.50%	188,749	4,577,163
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	787,500
National Retail Properties, Inc.:
5.70%	23,624	531,304
Series D, 6.625%	46,667	1,170,408
New York Mortgage Trust, Inc. Series B, 7.75%	70,013	1,634,103
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	408,503
Series C, 8.875%	105,295	2,711,346
Series D, 8.50%	44,213	1,124,779
Pebblebrook Hotel Trust:
Series A, 7.875%	119,000	3,053,540
Series B, 8.00%	37,400	974,644
Series C, 6.50%	66,082	1,595,880
Pennsylvania (REIT) 7.375%	55,408	1,412,904
Prologis, Inc. Series Q, 8.54%	15,800	948,000
PS Business Parks, Inc.:
Series R, 6.875%	1,100	28,172
Series T, 6.00%	26,000	622,440
Series U, 5.75%	102,483	2,336,612
RAIT Financial Trust 7.625% (a)	34,280	852,886
Regency Centers Corp.:
Series 6, 6.625%	17,739	448,087
Series 7, 6.00%	22,000	524,480
Retail Properties America, Inc. 7.00%	82,917	2,084,533
Sabra Health Care REIT, Inc. Series A, 7.125%	80,000	2,036,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Saul Centers, Inc.:
Series A, 8.00%	14,472	$ 370,049
Series C, 6.875%	69,596	1,666,128
Senior Housing Properties Trust 5.625%	15,000	339,900
Stag Industrial, Inc. Series A, 9.00%	280,000	7,604,800
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,700,148
Sun Communities, Inc. Series A, 7.125%	59,000	1,472,050
Sunstone Hotel Investors, Inc. Series D, 8.00%	32,939	854,767
Taubman Centers, Inc. Series K, 6.25%	19,561	470,638
Terreno Realty Corp. Series A, 7.75%	81,048	2,082,934
UMH Properties, Inc. Series A, 8.25%	96,000	2,542,080
Urstadt Biddle Properties, Inc. Series F, 7.125%	30,000	741,900
Weingarten Realty Investors (SBI) Series F, 6.50%	26,708	666,365
Winthrop Realty Trust:
7.75%	60,000	1,567,800
Series D, 9.25%	35,000	959,350
		175,192,816
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,386,810
TOTAL FINANCIALS		177,336,298
TOTAL NONCONVERTIBLE PREFERRED STOCKS		179,943,268
TOTAL PREFERRED STOCKS (Cost $179,467,266)		186,677,408
Corporate Bonds - 26.1%
	Principal Amount
Convertible Bonds - 5.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,351,350
FINANCIALS - 5.3%
Consumer Finance - 0.4%
Zais Financial Partners LP 8% 11/15/16 (f)	3,000,000	3,046,875
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.6%
IAS Operating Partnership LP 5% 3/15/18 (f)	$ 4,920,000	$ 4,778,550
Real Estate Investment Trusts - 4.0%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,878,156
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	860,000	904,118
Ares Commercial Real Estate Corp. 7% 12/15/15	2,300,000	2,337,375
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18	7,750,000	8,539,725
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (f)	3,000,000	2,947,500
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
Colony Financial, Inc. 3.875% 1/15/21	750,000	776,250
PennyMac Corp. 5.375% 5/1/20	1,500,000	1,454,063
RAIT Financial Trust 4% 10/1/33	2,000,000	1,960,000
Redwood Trust, Inc. 4.625% 4/15/18	3,000,000	3,240,000
		33,495,187
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. 3.625% 8/15/20 (f)	2,450,000	2,532,688
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	3,080
		2,535,768
TOTAL FINANCIALS		43,856,380
TOTAL CONVERTIBLE BONDS		45,207,730
Nonconvertible Bonds - 20.6%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 1.1%
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,471,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	1,555,000	1,621,088
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (f)	2,250,000	2,340,000
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,625,646	3,362,497
		8,794,835
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 5.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)	$ 1,800,000	$ 1,827,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	530,000	541,925
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	415,738
D.R. Horton, Inc.:
5.75% 8/15/23	490,000	520,625
6.5% 4/15/16	811,000	883,990
KB Home:
8% 3/15/20	2,395,000	2,712,338
9.1% 9/15/17	1,185,000	1,398,300
Lennar Corp.:
4.125% 12/1/18	1,220,000	1,232,200
4.5% 6/15/19	400,000	404,500
5.6% 5/31/15	1,216,000	1,274,003
6.95% 6/1/18	1,720,000	1,947,900
M.D.C. Holdings, Inc. 5.5% 1/15/24	1,055,000	1,083,811
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,288,210
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,197,981
7.15% 4/15/20	1,940,000	2,153,400
Ryland Group, Inc.:
6.625% 5/1/20	445,000	482,825
8.4% 5/15/17	1,446,000	1,684,590
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,495,460
10.75% 9/15/16	3,284,000	3,924,380
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	482,625
William Lyon Homes, Inc. 8.5% 11/15/20	4,320,000	4,816,800
		46,768,601
TOTAL CONSUMER DISCRETIONARY		55,563,436
FINANCIALS - 12.4%
Diversified Financial Services - 0.7%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (f)	1,025,000	1,107,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (f)	820,000	832,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
6% 8/1/20 (f)	$ 2,000,000	$ 2,110,000
6% 8/1/20	1,500,000	1,593,750
		5,643,050
Real Estate Investment Trusts - 9.2%
American Tower Corp. 3.4% 2/15/19	2,000,000	2,061,950
Camden Property Trust 5% 6/15/15	1,135,000	1,187,821
CBL & Associates LP 5.25% 12/1/23	2,000,000	2,083,330
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	989,747
6.25% 6/15/14	949,000	954,348
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,541,250
CubeSmart LP 4.8% 7/15/22	1,000,000	1,067,080
DCT Industrial Operating Partnership LP 4.5% 10/15/23 (f)	2,000,000	2,005,258
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,864,060
9.625% 3/15/16	2,254,000	2,597,214
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,085,000
Equity One, Inc.:
5.375% 10/15/15	405,000	429,896
6% 9/15/16	811,000	892,857
6.25% 1/15/17	811,000	898,160
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,268,997
6.3% 9/15/16	3,850,000	4,315,827
7.072% 6/8/15	405,000	432,807
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,072,925
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	772,416
6.5% 1/17/17	506,000	569,764
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	379,078
5.85% 3/15/17	2,593,000	2,883,476
Hospitality Properties Trust:
5% 8/15/22	823,000	864,958
5.625% 3/15/17	1,248,000	1,365,733
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust: - continued
6.7% 1/15/18	$ 811,000	$ 916,411
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,251,540
iStar Financial, Inc.:
3.875% 7/1/16	525,000	540,750
5.85% 3/15/17	825,000	882,750
5.875% 3/15/16	8,610,000	9,212,700
6.05% 4/15/15	2,887,000	2,995,263
7.125% 2/15/18	1,010,000	1,128,675
9% 6/1/17	2,430,000	2,855,250
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,432,978
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	1,685,000	1,807,163
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,874,912
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,624,896
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)	627,000	623,391
7.5% 2/15/20	811,000	875,880
Potlatch Corp. 7.5% 11/1/19	811,000	936,705
Prologis LP 7.625% 7/1/17	1,268,000	1,428,818
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	964,680
Senior Housing Properties Trust:
4.75% 5/1/24	849,000	850,070
6.75% 4/15/20	576,000	664,024
6.75% 12/15/21	2,000,000	2,264,232
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	417,891
5.25% 1/15/16	811,000	864,863
		75,997,794
Real Estate Management & Development - 2.5%
Brandywine Operating Partnership LP:
6% 4/1/16	811,000	879,224
7.5% 5/15/15	405,000	431,483
CBRE Group, Inc. 5% 3/15/23	1,225,000	1,234,188
First Industrial LP 5.75% 1/15/16	811,000	863,241
Host Hotels & Resorts LP 6% 10/1/21	485,000	554,975
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,615,000	1,736,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Hunt Companies, Inc. 9.625% 3/1/21 (f)	$ 900,000	$ 929,250
Kennedy-Wilson, Inc.:
5.875% 4/1/24	560,000	559,300
8.75% 4/1/19	3,000,000	3,277,500
Mid-America Apartments LP:
6.05% 9/1/16 (f)	1,216,000	1,329,655
6.25% 6/15/14 (f)	1,293,000	1,300,930
Realogy Corp. 7.875% 2/15/19 (f)	1,450,000	1,569,625
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	685,000	688,425
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,420,242
5.875% 6/15/17	486,000	547,482
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	495,000	485,100
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	572,289
4% 4/30/19	597,000	637,496
		21,016,530
TOTAL FINANCIALS		102,657,374
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	295,000	309,750
7.75% 2/15/19	1,835,000	1,968,038
		2,277,788
Health Care Providers & Services - 0.9%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,500,000	3,587,500
5.5% 2/1/21	3,805,000	3,985,738
		7,573,238
TOTAL HEALTH CARE		9,851,026
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	$ 785,000	$ 848,781
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,728,621
TOTAL NONCONVERTIBLE BONDS		170,649,238
TOTAL CORPORATE BONDS (Cost $201,874,150)		215,856,968
Asset-Backed Securities - 4.6%

Capital Trust RE CDO Ltd. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	91,725	91,725
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (f)(g)	296,366	289,697
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (f)(g)	982,934	943,616
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,130,902
Series 2002-2 Class M2, 9.163% 3/1/33 (g)	2,026,000	1,725,902
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,423,137	1,384,313
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,467,541	1,695,149
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4123% 2/25/47 (f)(g)	2,507,753	2,466,074
Class A2, 0.4423% 2/25/47 (f)(g)	4,000,000	3,773,520
N-Star Real Estate CDO Ltd. Series 1A Class B1, 1.9083% 8/28/38 (f)(g)	553,216	553,216
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	226,600	136,773
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (f)(g)	2,432,000	1,696,320
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (f)(g)	9,242,749	9,187,292
Class B, 0.5929% 9/25/26 (f)(g)	1,780,000	1,744,400
Class C, 0.7629% 9/25/26 (f)(g)	3,250,000	3,168,750
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class D, 0.8629% 9/25/26 (f)(g)	$ 460,000	$ 436,310
Class E, 0.9629% 9/25/26 (f)(g)	1,220,000	1,148,020
Class F, 1.3829% 9/25/26 (f)(g)	2,408,000	2,228,604
Class G, 1.5829% 9/25/26 (f)(g)	1,343,000	1,237,172
Class H, 1.8829% 9/25/26 (f)(g)	3,486,000	3,201,891
TOTAL ASSET-BACKED SECURITIES (Cost $35,482,555)		38,239,646
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3322% 6/15/22 (f)(g)	502,914	498,685
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3655% 12/25/46 (f)(g)	811,000	897,771
Series 2010-K7 Class B, 5.4352% 4/25/20 (f)(g)	2,605,000	2,907,167
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	172,504	181,646
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,869,368)		4,485,269
Commercial Mortgage Securities - 20.1%

Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(g)	2,000,000	1,892,870
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2903% 11/10/42 (g)	1,175,000	1,215,293
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1522% 3/15/22 (f)(g)	387,059	340,612
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6522% 8/15/17 (f)(g)	1,010,000	1,027,271
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4401% 3/11/39 (g)	2,432,000	2,520,108
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9022% 8/15/26 (f)(g)	1,500,000	1,501,682
CGBAM Commercial Mortgage Trust Series 2013-D Class D, 3.005% 5/15/30 (f)(g)	2,250,000	2,262,503
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,491,761
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (f)(g)	2,000,000	1,890,580
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust:
Series 2013-CR10 Class D, 4.958% 8/10/46 (f)(g)	$ 1,300,000	$ 1,205,982
Series 2013-CR12 Class D, 5.0863% 10/10/46 (f)(g)	1,900,000	1,807,151
Series 2013-CR9 Class D, 4.261% 7/10/45 (f)(g)	1,897,000	1,705,906
Series 2013-LC6 Class D, 4.2899% 1/10/46 (f)(g)	1,912,000	1,758,455
Series 2014-UBS2 Class D, 5.183% 3/10/47 (f)(g)	537,000	503,808
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2822% 12/15/20 (f)(g)	372,143	370,584
Series 2005-LP5 Class F, 5.2903% 5/10/43 (f)(g)	2,000,000	2,065,142
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)	1,811,642	1,752,171
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	2,000,000	2,090,324
Series 2012-CR1:
Class C, 5.3682% 5/15/45 (g)	3,000,000	3,278,217
Class D, 5.3682% 5/15/45 (f)(g)	1,350,000	1,366,323
Series 2012-CR2 Class D, 4.8583% 8/15/45 (f)(g)	500,000	513,060
Series 2012-LC4:
Class C, 5.648% 12/10/44 (g)	780,000	866,568
Class D, 5.648% 12/10/44 (f)(g)	2,830,000	2,927,890
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (f)	616,332	636,305
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5577% 11/10/46 (f)(g)	2,450,000	2,598,999
Class G, 4.652% 11/10/46 (f)	2,157,000	1,833,452
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	443,410	442,964
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1764% 6/10/31 (f)(g)	30,312	30,281
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)	2,000,000	2,008,390
Series 2013-ESHM Class M, 7.625% 12/5/19 (f)	915,880	942,454
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5755% 12/25/43 (g)(h)	4,947,000	718,943
Series K012 Class X3, 2.2882% 1/25/41 (g)(h)	2,846,999	371,132
Series K013 Class X3, 2.7905% 1/25/43 (g)(h)	4,806,000	758,440
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	179,718	179,988
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	904,087
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	662,826	724,138
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3 Class J, 6.974% 8/15/36 (f)	$ 744,070	$ 749,004
Series 2000-C1 Class K, 7% 3/15/33	17,618	17,922
GP Portfolio Trust Series 2014-GPP Class E, 4.004% 2/15/27 (f)(g)	615,000	615,749
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2249% 12/10/43 (f)(g)	2,000,000	2,058,276
Series 2012-GC6 Class C, 5.6386% 1/10/45 (f)(g)	2,400,000	2,651,292
Series 2012-GCJ7:
Class C, 5.7233% 5/10/45 (g)	3,500,000	3,877,493
Class D, 5.7233% 5/10/45 (f)(g)	2,500,000	2,595,766
Class E, 5% 5/10/45 (f)	980,000	839,096
Series 2013-GC16 Class D, 5.323% 11/10/46 (f)(g)	3,000,000	2,869,125
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.4533% 11/5/30 (f)(g)	4,250,000	4,396,489
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.9% 12/17/30 (f)(g)	1,500,000	1,481,351
Class F, 3.9% 12/17/30 (f)(g)	1,750,000	1,741,363
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0069% 1/12/37 (f)(g)	756,000	762,203
Series 2009-IWST Class D, 7.4459% 12/5/27 (f)(g)	2,779,000	3,184,053
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,765,754
Series 2010-CNTR Class D, 6.1844% 8/5/32 (f)(g)	1,216,000	1,388,514
Series 2012-CBX Class C, 5.1866% 6/15/45 (g)	1,240,000	1,326,958
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1297% 9/15/18 (f)(g)	2,000,000	2,025,825
Series 2013-INN Class E, 4.4022% 10/15/30 (f)(g)	2,000,000	2,006,705
Series 2013-JWRZ Class E, 3.8922% 4/15/30 (f)(g)	1,280,000	1,276,732
Series 2014-FBLU Class E, 3.655% 12/15/28 (f)(g)	2,000,000	2,000,948
Series 2005-LDP2 Class C, 4.911% 7/15/42 (g)	4,000,000	4,046,776
Series 2011-C4 Class E, 5.3971% 7/15/46 (f)(g)	1,390,000	1,481,990
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	104,362	104,810
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	4,760,000	4,932,341
Series 2005-C7 Class AJ, 5.323% 11/15/40 (g)	1,240,000	1,310,576
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C1 Class E, 4.924% 2/15/40	$ 1,000,000	$ 1,012,184
Series 2006-C4 Class AJ, 5.8525% 6/15/38 (g)	2,511,000	2,666,152
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0522% 6/15/22 (f)(g)	256,730	256,648
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3805% 6/25/43 (f)(g)	1,897,000	1,936,194
Class D, 5.3805% 6/25/43 (f)(g)	1,564,000	1,575,489
Mach One Trust LLC Series 2004-1A Class H, 6.2609% 5/28/40 (f)(g)	540,000	558,403
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	1,701,905	1,633,829
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6636% 11/15/45 (f)(g)	2,000,000	1,994,790
Series 2013-C12 Class D, 4.935% 10/15/46 (f)	1,500,000	1,388,106
Series 2013-C13 Class D, 4.8965% 11/15/46 (f)(g)	2,500,000	2,349,328
Series 2013-C7 Class E, 4.3037% 2/15/46 (f)(g)	1,490,000	1,227,094
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,123,772
Series 2012-C4 Class E, 5.5259% 3/15/45 (f)(g)	2,250,000	2,289,348
Series 1997-RR Class F, 7.4292% 4/30/39 (f)(g)	186,939	186,939
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,799,338	1,438,081
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,492,714
Series 2011-C1 Class C, 5.2523% 9/15/47 (f)(g)	2,000,000	2,202,294
Series 2011-C2:
Class D, 5.3059% 6/15/44 (f)(g)	1,532,000	1,645,302
Class E, 5.3059% 6/15/44 (f)(g)	1,946,000	2,035,707
Class F, 5.3059% 6/15/44 (f)(g)	1,467,000	1,339,597
Class XB, 0.4596% 6/15/44 (f)(g)(h)	51,641,000	1,485,815
Series 2011-C3 Class C, 5.1833% 7/15/49 (f)(g)	2,000,000	2,170,834
Series 2012-C4 Class D, 5.5259% 3/15/45 (f)(g)	1,640,000	1,743,761
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,121,155	1,418,037
RBSCF Trust Series 2010-MB1 Class D, 4.6882% 4/15/24 (f)(g)	2,687,000	2,743,951
SCG Trust Series 2013-SRP1 Class D, 3.4987% 11/15/26 (f)(g)	1,000,000	969,847
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,067,375
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7272% 7/15/24 (f)(g)	1,459,000	1,443,952
Commercial Mortgage Securities - continued
	Principal Amount	Value
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (f)(g)	$ 1,460,000	$ 1,379,236
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,622,971
Series 2004-C12 Class D, 5.3979% 7/15/41 (g)	1,824,000	1,825,162
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,728,892
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,289,260
Class D, 5.5485% 3/15/44 (f)(g)	1,000,000	1,042,501
Series 2011-C5:
Class C, 5.6363% 11/15/44 (f)(g)	1,250,000	1,393,559
Class F, 5.25% 11/15/44 (f)(g)	2,000,000	1,826,258
Series 2012-C10 Class E, 4.4601% 12/15/45 (f)(g)	910,000	742,606
Series 2012-C7 Class D, 4.8475% 6/15/45 (f)(g)	620,000	635,874
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $150,336,921)		165,892,807
Bank Loan Obligations - 6.9%

CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 1.9%
BRE Select Hotels Corp. 5.893% 5/9/18 (g)	2,260,845	2,260,845
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	3,241,875	3,258,084
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (i)	1,555,000	1,551,113
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (g)	384,038	385,958
Cooper Hotel Group 12% 11/6/17	2,327,060	2,443,413
Extended Stay America, Inc. 9.625% 12/1/19	675,926	696,204
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (g)	100,000	101,250
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	3,434,211	3,421,332
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (g)	1,425,000	1,417,875
		15,536,074
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	535,000	532,994
Bank Loan Obligations - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	$ 625,275	$ 619,022
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (g)	1,343,000	1,348,036
TOTAL CONSUMER DISCRETIONARY		18,036,126
FINANCIALS - 2.7%
Diversified Financial Services - 1.1%
Blackstone 9.98% 10/1/17	7,441,393	7,590,221
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (g)	997,495	976,298
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (g)	655,708	659,839
		9,226,358
Real Estate Investment Trusts - 1.1%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (g)	6,335,204	6,366,880
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (g)	2,481,203	2,468,797
		8,835,677
Real Estate Management & Development - 0.5%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (g)	881,100	876,695
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (g)	164,243	163,832
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	2,894,248	2,879,777
		3,920,304
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (g)	212,850	213,914
TOTAL FINANCIALS		22,196,253
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (g)	285,069	285,782
Bank Loan Obligations - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche E, term loan 3.4686% 1/25/17 (g)	$ 106,954	$ 106,687
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (g)	2,193,924	2,182,955
		2,575,424
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)	3,466,303	3,431,640
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.1503% 1/31/19 (g)	816,553	808,387
Tranche B 2LN, term loan 3.25% 1/31/21 (g)	1,961,237	1,961,237
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (g)	1,435,000	1,427,825
		4,197,449
UTILITIES - 0.8%
Electric Utilities - 0.5%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (g)	1,029,815	1,029,815
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (g)	997,408	997,408
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (g)	1,863,261	1,863,261
		3,890,484
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (g)	1,995,000	1,995,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (g)	1,000,000	962,500
		2,957,500
TOTAL UTILITIES		6,847,984
TOTAL BANK LOAN OBLIGATIONS (Cost $56,773,889)		57,284,876
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	29,571,208	$ 29,571,208
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,162,350	2,162,350
TOTAL MONEY MARKET FUNDS (Cost $31,733,558)		31,733,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $764,938,299)		826,568,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,178
NET ASSETS - 100%		$ 826,573,785
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,008,483 or 24.1% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,636
Fidelity Securities Lending Cash Central Fund	4,574
Total	$ 37,210
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,606,970	$ 2,606,970	$ -	$ -
Financials	310,027,029	306,304,154	3,722,875	-
Health Care	441,484	441,484	-	-
Corporate Bonds	215,856,968	1,960,000	213,893,888	3,080
Asset-Backed Securities	38,239,646	-	37,686,430	553,216
Collateralized Mortgage Obligations	4,485,269	-	4,485,269	-
Commercial Mortgage Securities	165,892,807	-	161,734,943	4,157,864
Bank Loan Obligations	57,284,876	-	44,029,111	13,255,765
Money Market Funds	31,733,558	31,733,558	-	-
Total Investments in Securities:	$ 826,568,607	$ 343,046,166	$ 465,552,516	$ 17,969,925
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 18,529,024
Net Realized Gain (Loss) on Investment Securities	28,408
Net Unrealized Gain (Loss) on Investment Securities	(110,360)
Cost of Purchases	-
Proceeds of Sales	(5,449,439)
Amortization/Accretion	(9,358)
Transfers into Level 3	267,490
Transfers out of Level 3	-
Ending Balance	$ 13,255,765
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ (238,789)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 9,851,266
Net Realized Gain (Loss) on Investment Securities	487,448
Net Unrealized Gain (Loss) on Investment Securities	(346,102)
Cost of Purchases	-
Proceeds of Sales	(5,869,288)
Amortization/Accretion	327,692
Transfers into Level 3	263,144
Transfers out of Level 3	-
Ending Balance	$ 4,714,160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ (187,703)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $764,998,672. Net unrealized appreciation aggregated $61,569,935, of which $66,418,972 related to appreciated investment securities and $4,849,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio

April 30, 2014

1.800339.110

GAI-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	755,107	$ 21,460
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	272,000	13,521
McDonald's Corp.	628,761	63,744
Yum! Brands, Inc.	785,444	60,471
		137,736
Household Durables - 0.0%
Tupperware Brands Corp.	17,600	1,494
Media - 3.5%
Comcast Corp. Class A	2,671,400	138,272
Scripps Networks Interactive, Inc. Class A	75,989	5,704
Sinclair Broadcast Group, Inc. Class A	802,861	21,460
Time Warner, Inc.	1,480,017	98,362
		263,798
Multiline Retail - 2.0%
Target Corp.	2,401,425	148,288
Specialty Retail - 1.5%
Lewis Group Ltd.	516,869	3,066
Lowe's Companies, Inc.	2,141,879	98,334
Staples, Inc.	691,640	8,646
		110,046
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	95,100	10,150
Li & Fung Ltd.	2,466,000	3,581
		13,731
TOTAL CONSUMER DISCRETIONARY		696,553
CONSUMER STAPLES - 13.0%
Beverages - 3.7%
Diageo PLC	812,827	24,905
Molson Coors Brewing Co. Class B	298,312	17,890
PepsiCo, Inc.	783,314	67,279
Pernod Ricard SA	73,100	8,773
Remy Cointreau SA	76,050	6,688
SABMiller PLC	550,848	29,952
The Coca-Cola Co.	3,004,003	122,533
		278,020
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	571,804	$ 41,582
Jeronimo Martins SGPS SA	216,100	3,779
Kroger Co.	556,171	25,606
Walgreen Co.	1,282,384	87,074
		158,041
Food Products - 0.7%
Kellogg Co.	685,954	45,842
Mead Johnson Nutrition Co. Class A	113,150	9,987
		55,829
Household Products - 2.1%
Procter & Gamble Co.	1,771,015	146,197
Svenska Cellulosa AB (SCA) (B Shares) (e)	390,191	10,928
		157,125
Tobacco - 4.4%
British American Tobacco PLC sponsored ADR	1,132,223	130,228
Lorillard, Inc.	1,668,497	99,142
Philip Morris International, Inc.	860,771	73,536
Reynolds American, Inc.	508,900	28,717
		331,623
TOTAL CONSUMER STAPLES		980,638
ENERGY - 11.2%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	453,723	22,890
Oceaneering International, Inc.	30,400	2,228
Schlumberger Ltd.	444,132	45,102
		70,220
Oil, Gas & Consumable Fuels - 10.3%
Access Midstream Partners LP	278,133	16,507
Apache Corp.	625,168	54,265
Atlas Pipeline Partners LP	551,639	17,862
BG Group PLC	3,392,064	68,611
Canadian Natural Resources Ltd.	1,199,300	48,867
Chevron Corp.	1,644,596	206,430
Eni SpA	293,900	7,612
Exxon Mobil Corp.	306,811	31,421
Imperial Oil Ltd.	798,500	38,991
Magellan Midstream Partners LP	22,721	1,686
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	682,982	$ 43,260
MPLX LP	79,509	4,304
Occidental Petroleum Corp.	966,916	92,582
Peabody Energy Corp.	376,800	7,163
Suncor Energy, Inc.	1,897,850	73,209
The Williams Companies, Inc.	1,319,772	55,655
Western Gas Partners LP	110,400	7,507
		775,932
TOTAL ENERGY		846,152
FINANCIALS - 19.1%
Banks - 11.9%
Bank of America Corp.	7,054,356	106,803
Citigroup, Inc.	3,411,930	163,466
Comerica, Inc.	203,512	9,817
JPMorgan Chase & Co.	5,353,992	299,717
M&T Bank Corp.	103,860	12,672
Nordea Bank AB	530,800	7,670
PNC Financial Services Group, Inc.	654,054	54,967
Standard Chartered PLC (United Kingdom)	3,298,910	71,378
SunTrust Banks, Inc.	293,566	11,232
U.S. Bancorp	1,574,173	64,195
Wells Fargo & Co.	1,857,341	92,198
		894,115
Capital Markets - 3.7%
Apollo Investment Corp.	260,003	2,077
Ares Capital Corp.	352,900	6,059
BlackRock, Inc. Class A	27,700	8,338
Carlyle Group LP	178,500	5,726
Charles Schwab Corp.	2,438,043	64,730
Greenhill & Co., Inc.	28,600	1,434
KKR & Co. LP	1,235,747	28,064
Morgan Stanley	1,471,897	45,526
Northern Trust Corp.	747,964	45,065
State Street Corp.	1,075,927	69,462
The Blackstone Group LP	140,200	4,140
		280,621
Diversified Financial Services - 0.8%
IntercontinentalExchange Group, Inc.	148,617	30,383
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KKR Financial Holdings LLC	1,585,875	$ 18,301
TPG Specialty Lending, Inc.	686,702	12,464
		61,148
Insurance - 1.7%
Arthur J. Gallagher & Co.	174,600	7,860
Brown & Brown, Inc.	136,600	4,068
Marsh & McLennan Companies, Inc.	309,546	15,264
MetLife, Inc.	1,691,589	88,555
MetLife, Inc. unit	304,400	9,266
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	75,500	558
		125,571
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	112,600	3,166
CBL & Associates Properties, Inc.	1,063,909	19,331
Digital Realty Trust, Inc. (e)	78,700	4,203
First Potomac Realty Trust	220,318	2,871
Sun Communities, Inc.	560,014	25,520
		55,091
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(h)	254,400	5,215
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,109,568	15,512
TOTAL FINANCIALS		1,437,273
HEALTH CARE - 10.8%
Biotechnology - 1.1%
Amgen, Inc.	626,403	70,001
Biogen Idec, Inc. (a)	44,800	12,863
		82,864
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	517,904	20,064
Ansell Ltd.	266,311	4,476
Coloplast A/S Series B	44,100	3,700
Covidien PLC	53,600	3,819
ResMed, Inc. (e)	343,467	17,122
St. Jude Medical, Inc.	329,800	20,932
Steris Corp.	95,200	4,574
Stryker Corp.	311,842	24,246
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	86,904	$ 11,464
Zimmer Holdings, Inc.	198,610	19,225
		129,622
Health Care Providers & Services - 2.1%
Aetna, Inc.	191,998	13,718
Fresenius Medical Care AG & Co. KGaA	130,900	9,019
McKesson Corp.	269,187	45,544
Patterson Companies, Inc.	288,270	11,733
Quest Diagnostics, Inc.	557,984	31,208
UnitedHealth Group, Inc.	570,776	42,831
		154,053
Health Care Technology - 0.1%
Quality Systems, Inc.	507,391	7,494
Life Sciences Tools & Services - 0.1%
Lonza Group AG	59,012	6,165
Pharmaceuticals - 5.7%
AbbVie, Inc.	749,701	39,044
GlaxoSmithKline PLC sponsored ADR	1,312,722	72,685
Johnson & Johnson	1,156,269	117,118
Merck & Co., Inc.	1,192,138	69,812
Novartis AG sponsored ADR	519,844	45,195
Sanofi SA	237,378	25,618
Teva Pharmaceutical Industries Ltd. sponsored ADR	983,420	48,050
Zoetis, Inc. Class A	455,800	13,793
		431,315
TOTAL HEALTH CARE		811,513
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.0%
Meggitt PLC	1,585,700	12,763
Rolls-Royce Group PLC	823,500	14,599
The Boeing Co.	587,089	75,746
United Technologies Corp.	408,882	48,383
		151,491
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	472,573	27,835
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV (a)	828,000	$ 3,632
United Parcel Service, Inc. Class B	862,604	84,966
		116,433
Commercial Services & Supplies - 0.3%
ADT Corp. (e)	179,810	5,437
KAR Auction Services, Inc.	518,200	15,432
Ritchie Brothers Auctioneers, Inc. (e)	122,440	3,060
		23,929
Electrical Equipment - 0.5%
General Cable Corp.	229,558	5,881
Hubbell, Inc. Class B	228,739	26,927
Schneider Electric SA	85,450	8,008
		40,816
Industrial Conglomerates - 3.2%
General Electric Co.	8,895,580	239,202
Machinery - 0.4%
Caterpillar, Inc.	37,501	3,953
Ingersoll-Rand PLC	380,510	22,754
Stanley Black & Decker, Inc.	17,500	1,503
		28,210
Professional Services - 0.6%
Acacia Research Corp.	514,902	8,259
Amadeus Fire AG	39,893	3,470
Bureau Veritas SA	793,377	24,215
Exova Group Ltd. PLC (a)	774,000	2,878
Towers Watson & Co.	65,450	7,345
		46,167
Road & Rail - 2.2%
CSX Corp.	2,480,620	70,003
J.B. Hunt Transport Services, Inc.	548,145	41,714
Kansas City Southern	97,200	9,806
Norfolk Southern Corp.	375,299	35,477
TransForce, Inc.	334,800	7,310
		164,310
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B (e)	69,855	1,418
Brenntag AG	23,600	4,268
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	104,007	$ 26,459
Watsco, Inc.	200,792	20,664
		52,809
TOTAL INDUSTRIALS		863,367
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.3%
Cisco Systems, Inc.	4,744,252	109,640
QUALCOMM, Inc.	857,746	67,513
		177,153
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	10,400	613
Internet Software & Services - 2.7%
Google, Inc.:
Class A (a)	161,907	86,601
Class C (a)	152,807	80,477
Yahoo!, Inc. (a)	928,195	33,369
		200,447
IT Services - 5.1%
Accenture PLC Class A	123,145	9,879
Cognizant Technology Solutions Corp. Class A (a)	669,372	32,066
Computer Sciences Corp.	420,906	24,909
Fidelity National Information Services, Inc.	401,436	21,449
IBM Corp.	155,204	30,493
MasterCard, Inc. Class A	936,500	68,880
Paychex, Inc.	2,288,357	95,676
Quindell PLC	17,971,500	7,586
The Western Union Co.	1,457,980	23,138
Visa, Inc. Class A	353,671	71,657
		385,733
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	212,165	10,882
Applied Materials, Inc.	1,888,149	35,988
Broadcom Corp. Class A	1,405,982	43,318
Maxim Integrated Products, Inc.	593,753	19,261
		109,449
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Microsoft Corp.	5,884,199	$ 237,722
Oracle Corp.	221,853	9,069
		246,791
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	444,342	262,202
EMC Corp.	887,991	22,910
		285,112
TOTAL INFORMATION TECHNOLOGY		1,405,298
MATERIALS - 3.1%
Chemicals - 2.9%
Airgas, Inc.	321,106	34,121
E.I. du Pont de Nemours & Co.	394,746	26,574
FMC Corp.	250,682	19,303
Johnson Matthey PLC	88,295	4,879
Monsanto Co.	570,515	63,156
Potash Corp. of Saskatchewan, Inc.	328,300	11,867
Royal DSM NV	212,000	15,200
Syngenta AG (Switzerland)	93,633	37,078
Tronox Ltd. Class A	209,300	5,128
		217,306
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	348,100	11,964
SunCoke Energy Partners LP	115,870	3,407
		15,371
TOTAL MATERIALS		232,677
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	2,973,874	138,969
UTILITIES - 0.3%
Electric Utilities - 0.2%
ITC Holdings Corp.	205,827	7,609
Northeast Utilities	100,172	4,734
		12,343
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	108,179	$ 10,668
TOTAL UTILITIES		23,011
TOTAL COMMON STOCKS (Cost $5,928,257)		7,435,451
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	68,794	1,164
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	189,025	55,573
TOTAL CONVERTIBLE PREFERRED STOCKS		56,737
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	99,173,400	167
TOTAL PREFERRED STOCKS (Cost $47,904)		56,904
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 5,615	4,650
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc.: - continued
5% 10/15/18 (h)		$ 2,800	$ 2,244
Peabody Energy Corp. 4.75% 12/15/41		7,660	6,066
			12,960
TOTAL CONVERTIBLE BONDS (Cost $14,364)			12,960
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	4,652
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,869,949	3,870
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	38,287,642	38,288
TOTAL MONEY MARKET FUNDS (Cost $42,158)		42,158
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,037,306)		7,552,125
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(25,181)
NET ASSETS - 100%		$ 7,526,944
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,652,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,624,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
NJOY, Inc. Series D	2/14/14	$ 1,164
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	331
Total	$ 334
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 697,717	$ 696,553	$ -	$ 1,164
Consumer Staples	980,638	955,733	24,905	-
Energy	846,152	838,540	7,612	-
Financials	1,437,273	1,422,792	9,266	5,215
Health Care	867,086	832,449	34,637	-
Industrials	863,534	863,534	-	-
Information Technology	1,405,298	1,405,298	-	-
Materials	232,677	195,599	37,078	-
Telecommunication Services	138,969	138,969	-	-
Utilities	23,011	23,011	-	-
Corporate Bonds	12,960	-	12,960	-
Preferred Securities	4,652	-	4,652	-
Money Market Funds	42,158	42,158	-	-
Total Investments in Securities:	$ 7,552,125	$ 7,414,636	$ 131,110	$ 6,379
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,059,239,000. Net unrealized appreciation aggregated $1,492,886,000, of which $1,572,583,000 related to appreciated investment securities and $79,697,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Blue Chip Growth Fund

April 30, 2014

1.967990.100

XS1-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.3%
Allison Transmission Holdings, Inc.	48,500	$ 1,447,240
Johnson Controls, Inc.	247,700	11,181,178
Magna International, Inc. Class A (sub. vtg.)	138,675	13,585,987
The Goodyear Tire & Rubber Co.	18,000	453,600
		26,668,005
Automobiles - 0.4%
General Motors Co.	66,700	2,299,816
Tesla Motors, Inc. (a)(d)	135,637	28,197,576
		30,497,392
Diversified Consumer Services - 0.3%
H&R Block, Inc.	679,600	19,314,232
Hotels, Restaurants & Leisure - 5.1%
500 Com Ltd. sponsored ADR Class A (d)	166,700	5,284,390
Bally Technologies, Inc. (a)	44,727	2,912,175
Buffalo Wild Wings, Inc. (a)	17,514	2,559,146
China Lodging Group Ltd. ADR (a)	107,900	2,394,301
Chipotle Mexican Grill, Inc. (a)	106,900	53,289,650
Darden Restaurants, Inc.	176,700	8,783,757
Dunkin' Brands Group, Inc.	261,200	11,887,212
Fiesta Restaurant Group, Inc. (a)	145,500	5,326,755
Home Inns & Hotels Management, Inc. sponsored ADR (a)	149,578	4,251,007
Hyatt Hotels Corp. Class A (a)	223,100	12,556,068
Las Vegas Sands Corp.	1,049,400	83,039,022
Melco Crown Entertainment Ltd. sponsored ADR	194,400	6,644,592
MGM Mirage, Inc. (a)	489,800	12,357,654
Panera Bread Co. Class A (a)	160,244	24,512,525
Starbucks Corp.	1,232,510	87,039,856
Whitbread PLC	156,724	10,796,202
Wynn Resorts Ltd.	55,000	11,213,950
Yum! Brands, Inc.	573,151	44,126,895
		388,975,157
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	16,600	2,198,006
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	572,580	174,138,755
Ctrip.com International Ltd. sponsored ADR (a)(d)	189,743	8,868,588
Expedia, Inc.	180,654	12,824,627
MakeMyTrip Ltd. (a)	159,400	3,377,686
Netflix, Inc. (a)	43,278	13,937,247
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
priceline.com, Inc. (a)	75,400	$ 87,294,350
Qunar Cayman Islands Ltd. sponsored ADR (d)	40,778	1,007,217
Vipshop Holdings Ltd. ADR (a)	2,925	410,056
		301,858,526
Media - 2.5%
AMC Networks, Inc. Class A (a)	168,419	11,060,076
CBS Corp. Class B	2,600	150,176
Comcast Corp. Class A	2,225,300	115,181,528
DISH Network Corp. Class A (a)	127,000	7,221,220
Naspers Ltd. Class N	27,200	2,564,745
The Walt Disney Co.	544,517	43,201,979
Time Warner Cable, Inc.	62,360	8,821,446
		188,201,170
Multiline Retail - 1.4%
Macy's, Inc.	563,300	32,350,319
Target Corp.	1,261,541	77,900,157
		110,250,476
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	141,143	5,188,417
American Eagle Outfitters, Inc.	184,769	2,135,930
AutoZone, Inc. (a)	15,174	8,101,247
Express, Inc. (a)	90,100	1,312,757
Home Depot, Inc.	1,529,200	121,586,692
L Brands, Inc.	348,214	18,873,199
Lowe's Companies, Inc.	5,883	270,089
Lumber Liquidators Holdings, Inc. (a)	17,600	1,534,016
Murphy U.S.A., Inc. (a)	401,800	17,076,500
Restoration Hardware Holdings, Inc. (a)	386,377	24,106,061
Ross Stores, Inc.	597,238	40,659,963
TJX Companies, Inc.	848,000	49,336,640
Urban Outfitters, Inc. (a)	128,800	4,592,364
		294,773,875
Textiles, Apparel & Luxury Goods - 1.8%
Kate Spade & Co. (a)	685,956	23,850,690
lululemon athletica, Inc. (a)	199,430	9,159,820
Michael Kors Holdings Ltd. (a)	387,400	35,330,880
NIKE, Inc. Class B	299,100	21,819,345
Pandora A/S	117,200	7,883,770
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	229,028	$ 28,759,046
Under Armour, Inc. Class A (sub. vtg.) (a)	149,684	7,318,051
		134,121,602
TOTAL CONSUMER DISCRETIONARY		1,496,858,441
CONSUMER STAPLES - 10.6%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	227,400	24,063,468
Monster Beverage Corp. (a)	584,081	39,110,064
PepsiCo, Inc.	753,786	64,742,680
The Coca-Cola Co.	1,986,681	81,036,718
		208,952,930
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	439,700	50,864,496
CVS Caremark Corp.	968,500	70,429,320
Kroger Co.	925,659	42,617,340
Sprouts Farmers Market LLC	463,423	14,815,633
Whole Foods Market, Inc.	483,660	24,037,902
		202,764,691
Food Products - 2.3%
Associated British Foods PLC	200,200	10,042,505
Bunge Ltd.	261,900	20,860,335
Keurig Green Mountain, Inc.	1,085,200	101,661,536
Mead Johnson Nutrition Co. Class A	364,400	32,161,944
WhiteWave Foods Co. (a)	228,129	6,316,892
		171,043,212
Household Products - 0.9%
Church & Dwight Co., Inc.	118,935	8,207,704
Procter & Gamble Co.	656,000	54,152,800
Svenska Cellulosa AB (SCA) (B Shares)	274,100	7,676,419
		70,036,923
Personal Products - 1.0%
Coty, Inc. Class A	249,800	4,009,290
Herbalife Ltd.	460,438	27,617,071
Natura Cosmeticos SA	43,100	738,194
Nu Skin Enterprises, Inc. Class A	493,649	42,947,463
		75,312,018
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	34,600	$ 3,979,692
Lorillard, Inc.	1,008,852	59,945,986
Reynolds American, Inc.	248,400	14,017,212
		77,942,890
TOTAL CONSUMER STAPLES		806,052,664
ENERGY - 4.4%
Energy Equipment & Services - 0.8%
Halliburton Co.	959,922	60,542,281
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	407,678	40,368,276
BG Group PLC	77,800	1,573,663
Cabot Oil & Gas Corp.	550,227	21,612,917
Canadian Natural Resources Ltd.	146,900	5,985,634
Carrizo Oil & Gas, Inc. (a)	112,400	6,184,248
Cheniere Energy, Inc. (a)	63,400	3,578,930
Chesapeake Energy Corp.	118,934	3,419,353
Cimarex Energy Co.	177,930	21,195,022
Continental Resources, Inc. (a)	167,732	23,234,237
EOG Resources, Inc.	393,526	38,565,548
GasLog Ltd.	300	8,034
Golar LNG Ltd. (NASDAQ)	35,200	1,555,840
Hess Corp.	144,038	12,842,428
Marathon Petroleum Corp.	90,800	8,439,860
Newfield Exploration Co. (a)	317,300	10,740,605
Phillips 66 Co.	138,134	11,495,511
Pioneer Natural Resources Co.	210,100	40,606,027
Range Resources Corp.	8,400	759,780
Rice Energy, Inc.	153,200	4,550,040
Southwestern Energy Co. (a)	63,000	3,016,440
Valero Energy Corp.	234,056	13,380,982
		273,113,375
TOTAL ENERGY		333,655,656
FINANCIALS - 4.4%
Banks - 2.3%
Bank of America Corp.	2,891,100	43,771,254
Citigroup, Inc.	1,102,489	52,820,248
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
HDFC Bank Ltd. sponsored ADR	160,700	$ 6,436,035
ICICI Bank Ltd. sponsored ADR	196,300	8,376,121
JPMorgan Chase & Co.	1,115,772	62,460,917
		173,864,575
Capital Markets - 1.1%
Ameriprise Financial, Inc.	85,162	9,506,634
BlackRock, Inc. Class A	86,200	25,946,200
Carlyle Group LP	109,800	3,522,384
Invesco Ltd.	309,992	10,914,818
Morgan Stanley	795,000	24,589,350
Och-Ziff Capital Management Group LLC Class A	234,600	2,812,854
The Blackstone Group LP	137,700	4,066,281
WisdomTree Investments, Inc. (a)(d)	303,900	3,431,031
		84,789,552
Consumer Finance - 0.7%
American Express Co.	574,845	50,258,698
Capital One Financial Corp.	66,900	4,943,910
		55,202,608
Insurance - 0.1%
MetLife, Inc.	179,600	9,402,060
Real Estate Management & Development - 0.2%
Howard Hughes Corp. (a)	27,100	3,868,796
Realogy Holdings Corp. (a)	223,795	9,410,580
		13,279,376
TOTAL FINANCIALS		336,538,171
HEALTH CARE - 15.6%
Biotechnology - 8.7%
Acceleron Pharma, Inc.	20,600	707,610
Agios Pharmaceuticals, Inc. (d)	82,500	3,469,950
Alexion Pharmaceuticals, Inc. (a)	304,004	48,093,433
Alkermes PLC (a)	343,500	15,890,310
Alnylam Pharmaceuticals, Inc. (a)	294,000	14,561,820
Amgen, Inc.	856,998	95,769,527
BioCryst Pharmaceuticals, Inc. (a)	249,773	2,145,550
Biogen Idec, Inc. (a)	360,100	103,391,912
BioMarin Pharmaceutical, Inc. (a)	137,700	8,018,271
Bluebird Bio, Inc.	48,400	958,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	26,600	$ 3,910,466
Clovis Oncology, Inc. (a)	66,000	3,568,620
Dicerna Pharmaceuticals, Inc.	78,600	1,475,322
Exelixis, Inc. (a)	1,288,200	4,560,228
Gilead Sciences, Inc. (a)	2,900,535	227,662,992
Grifols SA	92,100	4,919,335
Grifols SA ADR	74,800	3,069,792
Intercept Pharmaceuticals, Inc. (a)	38,900	10,274,268
InterMune, Inc. (a)	182,955	5,869,196
Intrexon Corp. (d)	119,300	2,252,384
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	4,880,934
Isis Pharmaceuticals, Inc. (a)	31,100	827,571
Keryx Biopharmaceuticals, Inc. (a)(d)	260,060	3,841,086
KYTHERA Biopharmaceuticals, Inc. (a)	129,033	4,207,766
Merrimack Pharmaceuticals, Inc. (a)	813,200	3,569,948
Neurocrine Biosciences, Inc. (a)	215,800	3,025,516
NPS Pharmaceuticals, Inc. (a)	6,600	175,692
Pharmacyclics, Inc. (a)	99,600	9,420,168
Regeneron Pharmaceuticals, Inc. (a)	150,580	44,705,696
Seattle Genetics, Inc. (a)	81,000	3,116,880
Synageva BioPharma Corp. (a)	62,900	5,432,673
uniQure B.V.	146,459	1,504,134
Vertex Pharmaceuticals, Inc. (a)	216,900	14,684,130
		659,961,500
Health Care Equipment & Supplies - 0.8%
Accuray, Inc. (a)	476,900	4,005,960
Boston Scientific Corp. (a)	1,331,700	16,792,737
Insulet Corp. (a)	62,600	2,355,638
Intuitive Surgical, Inc. (a)	43,700	15,806,290
The Cooper Companies, Inc.	167,375	22,078,436
		61,039,061
Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	145,800	10,134,558
HCA Holdings, Inc. (a)	341,950	17,781,400
iKang Healthcare Group, Inc. sponsored ADR	231,500	3,178,495
		31,094,453
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	36,700	4,537,588
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Castlight Health, Inc. Class B (a)(d)	59,700	$ 896,694
Cerner Corp. (a)	375,100	19,242,630
		24,676,912
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	180,823	9,771,675
Illumina, Inc. (a)	416,838	56,627,442
Lonza Group AG	19,589	2,046,595
		68,445,712
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,102,165	57,400,753
Achaogen, Inc. (a)	161,500	2,264,230
Actavis PLC (a)	389,572	79,601,247
Allergan, Inc.	126,127	20,916,902
Bristol-Myers Squibb Co.	331,596	16,609,644
Endocyte, Inc. (a)	87,100	1,577,381
GW Pharmaceuticals PLC ADR (a)(d)	127,169	9,296,054
Johnson & Johnson	68,200	6,907,978
Merck & Co., Inc.	369,158	21,617,892
Pacira Pharmaceuticals, Inc. (a)	57,186	3,916,669
Perrigo Co. PLC	78,300	11,342,538
Salix Pharmaceuticals Ltd. (a)	113,452	12,479,720
Shire PLC sponsored ADR	84,500	14,512,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	482,300	23,565,178
Valeant Pharmaceuticals International (Canada) (a)	437,000	58,438,110
		340,447,171
TOTAL HEALTH CARE		1,185,664,809
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	5,500	793,210
Curtiss-Wright Corp.	85,769	5,484,070
Honeywell International, Inc.	400,900	37,243,610
Huntington Ingalls Industries, Inc.	7,400	762,200
Precision Castparts Corp.	186,450	47,188,631
The Boeing Co.	461,900	59,594,338
United Technologies Corp.	831,800	98,426,894
		249,492,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
FedEx Corp.	118,312	$ 16,120,010
Airlines - 1.6%
American Airlines Group, Inc.	1,618,434	56,758,480
Delta Air Lines, Inc.	898,200	33,080,706
Southwest Airlines Co.	214,900	5,194,133
Spirit Airlines, Inc. (a)	430,700	24,480,988
United Continental Holdings, Inc. (a)	18,200	743,834
		120,258,141
Building Products - 0.1%
A.O. Smith Corp.	131,951	6,170,029
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	181,921	14,566,414
Jacobs Engineering Group, Inc. (a)	88,400	5,100,680
MasTec, Inc. (a)	102,700	4,064,866
		23,731,960
Electrical Equipment - 0.9%
Acuity Brands, Inc.	14,900	1,856,093
Eaton Corp. PLC	514,400	37,366,016
EnerSys	138,750	9,376,725
Generac Holdings, Inc.	166,377	9,796,278
OSRAM Licht AG (a)	42,845	2,242,709
SolarCity Corp. (a)(d)	196,526	10,465,010
		71,102,831
Industrial Conglomerates - 0.9%
Danaher Corp.	915,400	67,172,052
Machinery - 1.8%
Caterpillar, Inc.	244,463	25,766,400
Cummins, Inc.	409,700	61,803,245
Ingersoll-Rand PLC	345,600	20,666,880
ITT Corp.	160,100	6,906,714
Manitowoc Co., Inc.	203,300	6,460,874
Meritor, Inc. (a)	63,600	754,932
Navistar International Corp. (a)(d)	153,900	5,837,427
Pentair Ltd.	111,300	8,268,477
Xylem, Inc.	86,900	3,266,571
		139,731,520
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.4%
Huron Consulting Group, Inc. (a)	66,399	$ 4,727,609
Towers Watson & Co.	236,361	26,524,431
		31,252,040
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	85,482	4,495,498
Canadian Pacific Railway Ltd.	96,500	15,067,752
Hertz Global Holdings, Inc. (a)	407,800	11,610,066
J.B. Hunt Transport Services, Inc.	123,800	9,421,180
Union Pacific Corp.	266,900	50,825,767
		91,420,263
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	88,400	2,278,952
WESCO International, Inc. (a)	52,500	4,608,450
		6,887,402
TOTAL INDUSTRIALS		823,339,201
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 2.3%
F5 Networks, Inc. (a)	172,440	18,135,515
Juniper Networks, Inc. (a)	400	9,876
Palo Alto Networks, Inc. (a)	166,297	10,573,163
QUALCOMM, Inc.	1,668,681	131,341,882
Riverbed Technology, Inc. (a)	660,700	12,850,615
		172,911,051
Electronic Equipment & Components - 0.3%
InvenSense, Inc. (a)(d)	581,400	12,517,542
TE Connectivity Ltd.	149,516	8,818,454
		21,335,996
Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a)	249,136	13,221,648
Baidu.com, Inc. sponsored ADR (a)	38,200	5,877,070
Cornerstone OnDemand, Inc. (a)	127,100	4,672,196
eBay, Inc. (a)	167,700	8,691,891
Facebook, Inc. Class A (a)	2,874,255	171,822,964
Gogo, Inc. (d)	221,000	2,987,920
Google, Inc.:
Class A (a)	384,413	205,614,825
Class C (a)	371,113	195,450,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp	104,800	$ 6,946,144
LinkedIn Corp. (a)	14,578	2,237,286
Naver Corp.	24,589	17,565,272
Rackspace Hosting, Inc. (a)	851,295	24,704,581
SouFun Holdings Ltd. ADR	58,300	686,191
Tencent Holdings Ltd.	345,100	21,508,241
Wix.com Ltd. (a)	72,700	1,489,623
Xoom Corp. (a)	201,115	4,486,876
Yahoo!, Inc. (a)	1,484,585	53,370,831
		741,333,932
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	1,916,148	91,793,070
MasterCard, Inc. Class A	1,414,800	104,058,540
VeriFone Systems, Inc. (a)	363,600	12,158,784
Visa, Inc. Class A	567,037	114,887,367
		322,897,761
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	334,000	10,861,680
Cavium, Inc. (a)	403,755	17,107,099
Cirrus Logic, Inc. (a)	300	6,690
Cree, Inc. (a)	342,173	16,140,300
Cypress Semiconductor Corp.	468,735	4,438,920
EPISTAR Corp.	8,000	17,477
First Solar, Inc. (a)	502,820	33,935,322
Freescale Semiconductor, Inc. (a)	866,919	19,046,210
GCL-Poly Energy Holdings Ltd. (a)	16,008,000	4,790,249
International Rectifier Corp. (a)	91,100	2,372,244
Marvell Technology Group Ltd.	543,324	8,617,119
Maxim Integrated Products, Inc.	325,639	10,563,729
Micron Technology, Inc. (a)	391,800	10,233,816
Monolithic Power Systems, Inc. (a)	100,056	3,712,078
NVIDIA Corp.	470,020	8,681,269
NXP Semiconductors NV (a)	1,776,631	105,922,740
Seoul Semiconductor Co. Ltd.	36,822	1,477,371
SunEdison, Inc. (a)	405,805	7,803,630
SunPower Corp. (a)	69,800	2,332,716
		268,060,659
Software - 5.5%
Activision Blizzard, Inc.	2,077,000	41,560,770
Adobe Systems, Inc. (a)	443,820	27,379,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	8,200	$ 396,880
Concur Technologies, Inc. (a)	37,900	3,049,813
Electronic Arts, Inc. (a)	1,368,100	38,717,230
Fortinet, Inc. (a)	416,506	9,154,802
Imperva, Inc. (a)	62,001	1,418,583
Intuit, Inc.	59,800	4,529,850
Microsoft Corp.	3,739,888	151,091,475
Nintendo Co. Ltd.	111,600	11,713,588
Red Hat, Inc. (a)	223,900	10,892,735
salesforce.com, Inc. (a)	1,948,804	100,655,727
VMware, Inc. Class A (a)(d)	59,224	5,478,812
Zynga, Inc. (a)	2,329,708	9,435,317
		415,474,838
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	614,662	362,705,896
EMC Corp.	1,436,700	37,066,860
Hewlett-Packard Co.	507,100	16,764,726
NCR Corp. (a)	790,132	24,106,927
Nimble Storage, Inc.	26,400	650,760
		441,295,169
TOTAL INFORMATION TECHNOLOGY		2,383,309,406
MATERIALS - 2.3%
Chemicals - 2.2%
Cabot Corp.	242,830	14,035,574
Celanese Corp. Class A	148,615	9,129,419
CF Industries Holdings, Inc.	15,400	3,775,618
Chemtura Corp. (a)	29,274	652,810
E.I. du Pont de Nemours & Co.	23,910	1,609,621
Eastman Chemical Co.	399,600	34,833,132
FMC Corp.	52,500	4,042,500
Huntsman Corp.	329,200	8,246,460
Intrepid Potash, Inc. (a)	263,100	4,288,530
LyondellBasell Industries NV Class A	16,867	1,560,198
Monsanto Co.	583,900	64,637,730
Potash Corp. of Saskatchewan, Inc.	301,500	10,898,618
The Mosaic Co.	223,043	11,161,072
		168,871,282
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	41,100	$ 2,144,598
TOTAL MATERIALS		171,015,880
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Jazztel PLC (a)	292,300	4,485,078
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	220,438	6,456,629
TOTAL TELECOMMUNICATION SERVICES		10,941,707
TOTAL COMMON STOCKS (Cost $7,095,442,576)		7,547,375,935
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.11% (b)	52,336,346	52,336,346
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	45,740,230	45,740,230
TOTAL MONEY MARKET FUNDS (Cost $98,076,576)		98,076,576
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,193,519,152)		7,645,452,511
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(46,835,908)
NET ASSETS - 100%		$ 7,598,616,603
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,836
Fidelity Securities Lending Cash Central Fund	152,050
Total	$ 163,886
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,496,858,441	$ 1,496,858,441	$ -	$ -
Consumer Staples	806,052,664	806,052,664	-	-
Energy	333,655,656	333,655,656	-	-
Financials	336,538,171	336,538,171	-	-
Health Care	1,185,664,809	1,185,664,809	-	-
Industrials	823,339,201	823,339,201	-	-
Information Technology	2,383,309,406	2,371,595,818	11,713,588	-
Materials	171,015,880	171,015,880	-	-
Telecommunication Services	10,941,707	10,941,707	-	-
Money Market Funds	98,076,576	98,076,576	-	-
Total Investments in Securities:	$ 7,645,452,511	$ 7,633,738,923	$ 11,713,588	$ -

During the period, certain investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $7,325,217,400 in exchange for 732,521,740 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $7,200,226,838. Net unrealized appreciation aggregated $445,225,673, of which $632,248,478 related to appreciated investment securities and $187,022,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

April 30, 2014

1.847958.107

SMO-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.4%
Allison Transmission Holdings, Inc.	1,021,471	$ 30,480,695
Tenneco, Inc. (a)	682,586	40,866,424
		71,347,119
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	748,923	30,541,080
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc. (a)	1,471,616	31,374,853
Interval Leisure Group, Inc.	1,152,099	29,689,591
Life Time Fitness, Inc. (a)(d)	823,320	39,519,360
		100,583,804
Household Durables - 0.6%
KB Home (d)	1,799,792	29,714,566
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	763,600	24,908,632
HSN, Inc.	452,307	26,251,898
		51,160,530
Leisure Products - 0.6%
Brunswick Corp.	724,290	29,109,215
Media - 1.1%
MDC Partners, Inc. Class A (sub. vtg.)	1,177,550	28,755,770
Nexstar Broadcasting Group, Inc. Class A (d)	781,917	31,159,392
		59,915,162
Multiline Retail - 0.6%
Dillard's, Inc. Class A	343,244	33,613,885
Specialty Retail - 3.5%
Ascena Retail Group, Inc. (a)	1,241,367	21,351,512
AutoCanada, Inc.	329,425	21,038,958
Conn's, Inc. (a)(d)	819,588	36,250,377
Francesca's Holdings Corp. (a)(d)	1,678,879	27,466,460
GameStop Corp. Class A (d)	777,826	30,864,136
Genesco, Inc. (a)	359,125	27,426,376
Rent-A-Center, Inc.	624,319	18,236,358
		182,634,177
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc.	28,396	2,331,028
Iconix Brand Group, Inc. (a)	705,032	29,963,860
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	1,090,167	$ 37,905,107
Steven Madden Ltd. (a)	1,028,739	36,633,396
		106,833,391
TOTAL CONSUMER DISCRETIONARY		695,452,929
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Cott Corp.	2,804,265	22,770,821
Food & Staples Retailing - 1.4%
Andersons, Inc.	317,100	19,752,159
Susser Holdings Corp. (a)(d)	368,970	28,550,899
United Natural Foods, Inc. (a)	328,110	22,649,433
		70,952,491
Food Products - 1.4%
Darling International, Inc. (a)	1,403,810	28,090,238
Fresh Del Monte Produce, Inc.	686,413	19,830,472
J&J Snack Foods Corp.	240,550	22,515,480
		70,436,190
Personal Products - 0.4%
Inter Parfums, Inc.	643,600	23,549,324
TOTAL CONSUMER STAPLES		187,708,826
ENERGY - 6.6%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	437,926	21,703,613
Total Energy Services, Inc.	1,194,250	23,535,240
		45,238,853
Oil, Gas & Consumable Fuels - 5.7%
Cloud Peak Energy, Inc. (a)	1,583,830	31,185,613
Energen Corp.	143,068	11,146,428
Genesis Energy LP	276,696	15,334,492
Newfield Exploration Co. (a)	1,487,810	50,362,369
Rosetta Resources, Inc. (a)	892,552	42,253,412
Stone Energy Corp. (a)	1,345,015	65,972,986
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	476,090	$ 51,412,959
Western Refining, Inc. (d)	669,512	29,123,772
		296,792,031
TOTAL ENERGY		342,030,884
FINANCIALS - 21.7%
Banks - 8.8%
Associated Banc-Corp.	3,069,228	53,864,951
BancFirst Corp.	175,885	10,238,266
Bank of the Ozarks, Inc.	729,987	43,726,221
Banner Bank (e)	1,280,871	50,645,639
BBCN Bancorp, Inc.	2,551,110	39,312,605
Cathay General Bancorp	1,050,524	24,792,366
City National Corp.	641,578	46,559,315
East West Bancorp, Inc.	844,512	29,144,109
Huntington Bancshares, Inc.	5,382,600	49,304,616
MB Financial, Inc.	882,889	23,696,741
National Penn Bancshares, Inc.	1,853,144	18,105,217
PacWest Bancorp	1,728,088	68,034,819
		457,424,865
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	113,300	22,456,060
AURELIUS AG	848,707	31,508,660
LPL Financial	472,400	22,368,140
Waddell & Reed Financial, Inc. Class A	549,341	37,053,050
		113,385,910
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	423,871	45,646,668
Amerisafe, Inc.	931,382	39,723,442
Aspen Insurance Holdings Ltd.	852,590	39,031,570
Primerica, Inc.	683,575	31,369,257
StanCorp Financial Group, Inc.	459,877	28,098,485
		183,869,422
Real Estate Investment Trusts - 6.2%
Cousins Properties, Inc.	3,438,920	39,994,640
First Industrial Realty Trust, Inc.	2,198,192	40,380,787
Home Properties, Inc.	662,390	40,803,224
Kite Realty Group Trust	5,773,295	35,794,429
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	559,700	$ 38,983,105
National Retail Properties, Inc. (d)	1,162,241	39,667,285
Parkway Properties, Inc.	1,885,346	35,557,626
Pennsylvania Real Estate Investment Trust (SBI)	284,469	4,707,962
Ramco-Gershenson Properties Trust (SBI)	2,683,477	44,223,701
		320,112,759
Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	926,360	19,990,849
WSFS Financial Corp.	440,840	29,809,601
		49,800,450
TOTAL FINANCIALS		1,124,593,406
HEALTH CARE - 11.0%
Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc. (a)	670,791	13,503,023
Agios Pharmaceuticals, Inc. (d)	180,963	7,611,304
Auspex Pharmaceuticals, Inc.	363,926	7,802,573
BioCryst Pharmaceuticals, Inc. (a)	999,050	8,581,840
BioMarin Pharmaceutical, Inc. (a)	168,144	9,791,025
Bluebird Bio, Inc. (d)	147,169	2,913,946
Celldex Therapeutics, Inc. (a)	779,849	11,697,735
Cubist Pharmaceuticals, Inc.	188,017	13,172,471
Dicerna Pharmaceuticals, Inc. (d)	193,193	3,626,233
Discovery Laboratories, Inc. (a)(d)	3,332,539	5,931,919
Dyax Corp. (a)	1,907,615	12,609,335
Genocea Biosciences, Inc.	228,200	4,427,080
Hyperion Therapeutics, Inc. (a)(d)	450,166	11,092,090
Insmed, Inc. (a)	836,735	11,664,086
Intercept Pharmaceuticals, Inc. (a)	117,198	30,954,336
InterMune, Inc. (a)	850,543	27,285,419
Isis Pharmaceuticals, Inc. (a)	604,972	16,098,305
Medivation, Inc. (a)	198,914	11,976,612
MEI Pharma, Inc. (a)	932,681	7,293,565
Mirati Therapeutics, Inc. (a)	513,969	9,683,176
Neurocrine Biosciences, Inc. (a)	1,115,156	15,634,487
Novavax, Inc. (a)	2,979,562	13,050,482
Synageva BioPharma Corp. (a)	214,297	18,508,832
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	354,749	$ 9,549,843
XOMA Corp. (a)(d)	2,524,322	11,207,990
		295,667,707
Health Care Equipment & Supplies - 1.8%
Cerus Corp. (a)(d)	3,544,940	15,349,590
DexCom, Inc. (a)	566,816	18,387,511
Masimo Corp. (a)	660,953	17,687,102
Steris Corp.	650,497	31,256,381
The Spectranetics Corp. (a)	545,926	11,606,387
		94,286,971
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	124,274	6,918,334
BioScrip, Inc. (a)	1,720,327	11,904,663
Community Health Systems, Inc. (a)	372,000	14,095,080
MEDNAX, Inc. (a)	174,890	10,362,233
Molina Healthcare, Inc. (a)	663,326	24,808,392
PharMerica Corp. (a)	422,416	11,485,491
Surgical Care Affiliates, Inc.	728,636	21,407,326
		100,981,519
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	1,123,866	23,219,072
Fluidigm Corp. (a)	437,327	16,426,002
PAREXEL International Corp. (a)	477,700	21,663,695
		61,308,769
Pharmaceuticals - 0.4%
Prestige Brands Holdings, Inc. (a)	595,654	19,966,322
TOTAL HEALTH CARE		572,211,288
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.4%
AAR Corp.	1,069,657	27,704,116
Teledyne Technologies, Inc. (a)	462,734	42,969,479
		70,673,595
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	1,004,363	44,844,808
Building Products - 0.4%
Ply Gem Holdings, Inc.	1,570,902	20,029,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	941,068	$ 26,980,420
West Corp.	809,596	19,713,663
		46,694,083
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV	528,949	42,352,946
EMCOR Group, Inc.	848,800	39,036,312
MasTec, Inc. (a)	936,822	37,079,415
		118,468,673
Electrical Equipment - 0.6%
General Cable Corp.	1,307,927	33,509,090
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	415,700	34,191,325
Machinery - 1.8%
Navistar International Corp. (a)(d)	1,004,553	38,102,695
TriMas Corp. (a)	803,544	28,815,088
Wabtec Corp.	352,350	26,267,693
		93,185,476
Marine - 0.3%
DryShips, Inc. (a)(d)	5,602,203	16,358,433
Professional Services - 1.8%
Dun & Bradstreet Corp.	264,406	29,285,609
Huron Consulting Group, Inc. (a)	327,731	23,334,447
Stantec, Inc.	689,800	40,882,631
		93,502,687
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	666,923	31,958,950
DXP Enterprises, Inc. (a)	500,729	56,687,530
Kaman Corp.	597,880	25,093,024
Titan Machinery, Inc. (a)(d)(e)	1,533,707	27,054,591
		140,794,095
TOTAL INDUSTRIALS		712,251,266
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	1,763,426	34,862,932
Ixia (a)	2,726,569	33,863,987
Polycom, Inc. (a)	390,829	4,807,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Radware Ltd. (a)	1,652,966	$ 27,323,528
Riverbed Technology, Inc. (a)	708,557	13,781,434
		114,639,078
Electronic Equipment & Components - 1.0%
InvenSense, Inc. (a)(d)	1,117,000	24,049,010
Neonode, Inc. (a)(d)(e)	2,604,090	13,931,882
TTM Technologies, Inc. (a)	1,903,393	15,017,771
		52,998,663
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	1,611,801	28,238,754
Demand Media, Inc. (a)	781,023	3,249,056
Digital River, Inc. (a)	406,959	6,222,403
EarthLink Holdings Corp.	1,469,795	5,012,001
LivePerson, Inc. (a)	878,215	8,694,329
Move, Inc. (a)	1,451,087	15,512,120
NIC, Inc.	1,020,202	18,710,505
Points International Ltd. (a)(e)	971,375	21,933,648
Rackspace Hosting, Inc. (a)	417,417	12,113,441
Stamps.com, Inc. (a)	396,020	13,745,854
Web.com Group, Inc. (a)	772,841	23,733,947
		157,166,058
IT Services - 4.1%
Datalink Corp. (a)(e)	1,138,340	14,616,286
EPAM Systems, Inc. (a)	797,552	24,827,794
ExlService Holdings, Inc. (a)	1,141,762	32,306,156
Global Payments, Inc.	686,500	45,878,795
Interxion Holding N.V. (a)	1,450,953	37,507,135
Sapient Corp. (a)	1,915,647	31,167,577
ServiceSource International, Inc. (a)(e)	4,418,876	27,573,786
		213,877,529
Semiconductors & Semiconductor Equipment - 1.4%
Lattice Semiconductor Corp. (a)	1,295,000	10,903,900
Monolithic Power Systems, Inc. (a)	697,470	25,876,137
Semtech Corp. (a)	968,500	23,224,630
Silicon Laboratories, Inc. (a)	276,100	12,410,695
		72,415,362
Software - 4.3%
BroadSoft, Inc. (a)	832,409	21,126,540
CommVault Systems, Inc. (a)	496,089	24,010,708
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Infoblox, Inc. (a)	643,700	$ 12,629,394
Nuance Communications, Inc. (a)(d)	1,343,303	21,613,745
Parametric Technology Corp. (a)	1,176,326	41,606,651
Pegasystems, Inc.	96,615	1,600,911
Rovi Corp. (a)	1,122,359	25,017,382
SS&C Technologies Holdings, Inc. (a)	640,509	24,928,610
Synchronoss Technologies, Inc. (a)	979,494	29,815,797
Tangoe, Inc. (a)	1,405,800	21,143,232
		223,492,970
Technology Hardware, Storage & Peripherals - 1.7%
Electronics for Imaging, Inc. (a)	723,225	27,330,673
Quantum Corp. (a)(d)	9,868,411	10,657,884
Silicon Graphics International Corp. (a)(e)	2,134,424	25,783,842
Super Micro Computer, Inc. (a)	1,038,979	21,153,612
		84,926,011
TOTAL INFORMATION TECHNOLOGY		919,515,671
MATERIALS - 5.3%
Chemicals - 4.2%
Axiall Corp.	891,446	41,541,384
Cabot Corp.	549,314	31,750,349
Chemtura Corp. (a)	779,353	17,379,572
Flotek Industries, Inc. (a)	980,445	27,462,264
Kronos Worldwide, Inc. (d)	1,681,324	26,312,721
PolyOne Corp.	990,301	37,106,578
Tronox Ltd. Class A	1,359,736	33,313,532
		214,866,400
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)	947,060	21,299,379
Metals & Mining - 0.7%
Royal Gold, Inc.	180,339	11,938,442
Worthington Industries, Inc.	694,746	25,566,653
		37,505,095
TOTAL MATERIALS		273,670,874
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)	450,554	4,370,374
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cogent Communications Group, Inc.	232,600	$ 8,017,722
Towerstream Corp. (a)(d)(e)	5,386,878	9,965,724
		22,353,820
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleco Corp.	575,650	30,250,408
El Paso Electric Co.	517,680	19,578,658
Great Plains Energy, Inc.	699,080	18,756,316
PNM Resources, Inc.	505,351	13,988,116
Portland General Electric Co.	772,232	25,846,605
		108,420,103
Gas Utilities - 0.5%
Atmos Energy Corp.	478,886	24,442,341
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	459,054	13,060,086
TOTAL UTILITIES		145,922,530
TOTAL COMMON STOCKS (Cost $4,378,452,147)		4,995,711,494
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 5/1/14 to 5/29/14 (f) (Cost $2,599,946)	$ 2,600,000	2,599,977
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	205,245,435	$ 205,245,435
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	295,134,377	295,134,377
TOTAL MONEY MARKET FUNDS (Cost $500,379,812)		500,379,812
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $4,881,431,905)		5,498,691,283
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(308,391,804)
NET ASSETS - 100%		$ 5,190,299,479
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
110 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 12,359,600	$ (221,406)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $597,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,382
Fidelity Securities Lending Cash Central Fund	155,214
Total	$ 297,596
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Bank	$ 30,229,248	$ 19,307,674	$ -	$ 544,974	$ 50,645,639
Cerus Corp.	14,358,624	10,632,532*	4,384,410	-	-
Datalink Corp.	-	13,232,549	-	-	14,616,286
MEI Pharma, Inc.	5,880,907	4,624,829	3,626,663	-	-
Neonode, Inc.	6,714,902	10,222,672*	-	-	13,931,882
Points International Ltd.	7,568,049	17,578,220	3,522,252	-	21,933,648
ServiceSource International, Inc.	11,255,057	31,375,028	1,129,544	-	27,573,786
Silicon Graphics International Corp.	-	30,287,050	-	-	25,783,842
Titan Machinery, Inc.	-	27,153,337	-	-	27,054,591
Towerstream Corp.	14,782,688	837,719	-	-	9,965,724
Total	$ 90,789,475	$ 165,251,610	$ 12,662,869	$ 544,974	$ 191,505,398

* Includes the value of securities received through in-kind transactions.

Quarterly Report

Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 695,452,929	$ 695,452,929	$ -	$ -
Consumer Staples	187,708,826	187,708,826	-	-
Energy	342,030,884	342,030,884	-	-
Financials	1,124,593,406	1,124,593,406	-	-
Health Care	572,211,288	572,211,288	-	-
Industrials	712,251,266	712,251,266	-	-
Information Technology	919,515,671	919,515,671	-	-
Materials	273,670,874	273,670,874	-	-
Telecommunication Services	22,353,820	22,353,820	-	-
Utilities	145,922,530	145,922,530	-	-
U.S. Government and Government Agency Obligations	2,599,977	-	2,599,977	-
Money Market Funds	500,379,812	500,379,812	-	-
Total Investments in Securities:	$ 5,498,691,283	$ 5,496,091,306	$ 2,599,977	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (221,406)	$ (221,406)	$ -	$ -

During the period, certain investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $1,380,652,585 in exchange for 103,972,612 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $4,891,906,693. Net unrealized appreciation aggregated $606,784,590, of which $829,764,066 related to appreciated investment securities and $222,979,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2014

1.817157.109

ASCP-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 3.8%
Allison Transmission Holdings, Inc.	450,000	$ 13,428,000
Standard Motor Products, Inc.	334,515	12,708,225
Tenneco, Inc. (a)	239,300	14,326,891
Visteon Corp. (a)	135,000	11,719,350
		52,182,466
Diversified Consumer Services - 1.3%
Service Corp. International	923,300	17,330,341
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (a)	600,283	12,798,034
Popeyes Louisiana Kitchen, Inc. (a)	68,841	2,622,842
		15,420,876
Household Durables - 1.9%
iRobot Corp. (a)(d)	584,600	19,584,100
Universal Electronics, Inc. (a)	167,114	6,241,708
		25,825,808
Internet & Catalog Retail - 1.2%
HomeAway, Inc. (a)	480,000	15,657,600
Leisure Products - 1.4%
Brunswick Corp.	312,600	12,563,394
Malibu Boats, Inc. Class A (a)	310,000	6,900,600
		19,463,994
Specialty Retail - 0.7%
Murphy U.S.A., Inc. (a)	207,200	8,806,000
Textiles, Apparel & Luxury Goods - 3.4%
G-III Apparel Group Ltd. (a)	275,300	19,758,281
Steven Madden Ltd. (a)	313,000	11,145,930
Vera Bradley, Inc. (a)(d)	520,000	14,716,000
		45,620,211
TOTAL CONSUMER DISCRETIONARY		200,307,296
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.7%
Andersons, Inc.	150,000	9,343,500
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	150,000	11,524,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.8%
Inter Parfums, Inc.	346,185	$ 12,666,909
MediFast, Inc. (a)	350,000	11,077,500
		23,744,409
TOTAL CONSUMER STAPLES		44,612,409
ENERGY - 4.4%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	89,900	10,169,488
RigNet, Inc. (a)	49	2,291
Xtreme Drilling & Coil Services Corp. (a)	2,666,700	12,189,377
		22,361,156
Oil, Gas & Consumable Fuels - 2.7%
Golar LNG Ltd. (NASDAQ)	150,000	6,630,000
MPLX LP	218,457	11,825,077
Phillips 66 Partners LP	208,725	11,191,835
StealthGas, Inc. (a)	500,000	5,420,000
Valero Energy Partners LP	48,100	1,982,201
		37,049,113
TOTAL ENERGY		59,410,269
FINANCIALS - 7.5%
Banks - 2.6%
Banner Bank	110,284	4,360,629
City National Corp.	104,700	7,598,079
Lakeland Financial Corp.	203,700	7,455,420
Pacific Premier Bancorp, Inc. (a)	648,586	8,853,199
TCF Financial Corp.	393,200	6,173,240
		34,440,567
Capital Markets - 1.7%
E*TRADE Financial Corp. (a)	308,000	6,914,600
FXCM, Inc. Class A (d)	420,000	6,501,600
Lazard Ltd. Class A	215,000	10,115,750
		23,531,950
Insurance - 1.7%
Amerisafe, Inc.	283,400	12,087,010
Primerica, Inc.	248,000	11,380,720
		23,467,730
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	298,000	$ 8,379,760
Thrifts & Mortgage Finance - 0.9%
Meridian Interstate Bancorp, Inc. (a)	450,000	11,371,500
TOTAL FINANCIALS		101,191,507
HEALTH CARE - 19.4%
Biotechnology - 7.9%
Arrowhead Research Corp. (a)	180,800	1,970,720
BioCryst Pharmaceuticals, Inc. (a)(d)	300,000	2,577,000
Celldex Therapeutics, Inc. (a)	293,300	4,399,500
Chimerix, Inc.	147,800	2,855,496
Cubist Pharmaceuticals, Inc.	96,262	6,744,116
Dyax Corp. (a)	400,000	2,644,000
Exact Sciences Corp. (a)(d)	481,705	5,780,460
Genomic Health, Inc. (a)(d)	250,000	6,560,000
Hyperion Therapeutics, Inc. (a)	121,500	2,993,760
Insmed, Inc. (a)	223,400	3,114,196
Intercept Pharmaceuticals, Inc. (a)	30,600	8,082,072
Isis Pharmaceuticals, Inc. (a)	224,457	5,972,801
Lion Biotechnologies, Inc. (a)	69,228	595,361
Medivation, Inc. (a)	95,800	5,768,118
Mirati Therapeutics, Inc. (a)(d)	150,000	2,826,000
NewLink Genetics Corp. (a)(d)	110,325	2,427,150
Novavax, Inc. (a)	1,118,200	4,897,716
Repligen Corp. (a)(d)	1,140,000	18,069,000
Stemline Therapeutics, Inc. (a)	104,500	1,599,895
Sunesis Pharmaceuticals, Inc. (a)(d)	470,600	2,414,178
Synageva BioPharma Corp. (a)(d)	109,200	9,431,604
Threshold Pharmaceuticals, Inc. (a)	369,900	1,516,590
XOMA Corp. (a)	800,400	3,553,776
		106,793,509
Health Care Equipment & Supplies - 4.7%
Atricure, Inc. (a)	170,771	2,629,873
DexCom, Inc. (a)	217,451	7,054,110
Masimo Corp. (a)	290,000	7,760,400
Novadaq Technologies, Inc. (a)	516,943	8,090,158
Oxford Immunotec Global PLC (a)	186,500	3,338,350
Quidel Corp. (a)(d)	494,334	10,603,464
Staar Surgical Co. (a)(d)	150,000	2,551,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	281,400	$ 13,521,270
The Spectranetics Corp. (a)	413,865	8,798,770
		64,347,895
Health Care Providers & Services - 2.0%
Accretive Health, Inc. (a)(d)	1,137,226	9,154,669
BioScrip, Inc. (a)(d)	899,960	6,227,723
Omnicare, Inc.	190,000	11,261,300
		26,643,692
Health Care Technology - 1.4%
MedAssets, Inc. (a)	450,000	10,273,500
Medidata Solutions, Inc. (a)	196	7,117
Omnicell, Inc. (a)	350,000	9,268,000
		19,548,617
Life Sciences Tools & Services - 2.1%
Bruker BioSciences Corp. (a)	323,700	6,687,642
Fluidigm Corp. (a)	376,000	14,122,560
ICON PLC (a)	190,000	7,366,300
		28,176,502
Pharmaceuticals - 1.3%
Biodelivery Sciences International, Inc. (a)(d)	543,884	4,846,006
DepoMed, Inc. (a)	560,000	7,845,600
Flamel Technologies SA sponsored ADR (a)	400,000	4,804,000
		17,495,606
TOTAL HEALTH CARE		263,005,821
INDUSTRIALS - 16.7%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	100,000	10,902,000
Teledyne Technologies, Inc. (a)	177,700	16,501,222
		27,403,222
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	267,602	11,948,429
Airlines - 1.2%
Spirit Airlines, Inc. (a)	294,500	16,739,380
Building Products - 0.6%
Lennox International, Inc.	94,500	7,921,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 3.0%
KAR Auction Services, Inc.	691,900	$ 20,604,782
Msa Safety, Inc.	135,979	7,172,892
Pitney Bowes, Inc. (d)	470,000	12,596,000
		40,373,674
Electrical Equipment - 2.7%
Acuity Brands, Inc.	105,000	13,079,850
EnerSys	146,700	9,913,986
Generac Holdings, Inc.	233,200	13,730,816
		36,724,652
Machinery - 3.2%
ITT Corp.	178,000	7,678,920
Luxfer Holdings PLC sponsored ADR	413,066	8,158,054
Manitowoc Co., Inc.	430,000	13,665,400
Oshkosh Truck Corp.	220,100	12,217,751
Valmont Industries, Inc.	7,361	1,096,127
		42,816,252
Professional Services - 2.4%
CBIZ, Inc. (a)	1,569,100	13,447,187
Huron Consulting Group, Inc. (a)	276,700	19,701,040
		33,148,227
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	113,300	9,945,474
TOTAL INDUSTRIALS		227,021,245
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.6%
ViaSat, Inc. (a)	123,145	7,907,140
Electronic Equipment & Components - 2.2%
Ingram Micro, Inc. Class A (a)	580,000	15,636,800
InvenSense, Inc. (a)(d)	424,000	9,128,720
Neonode, Inc. (a)(d)	848,022	4,536,918
		29,302,438
Internet Software & Services - 5.8%
ChannelAdvisor Corp. (a)	220,000	5,772,800
Cornerstone OnDemand, Inc. (a)	256,700	9,436,292
Cvent, Inc. (d)	360,146	9,914,819
Demandware, Inc. (a)	237,984	11,811,146
E2open, Inc. (a)(d)	657,094	11,348,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	443,202	$ 8,128,325
Stamps.com, Inc. (a)	659,600	22,894,717
		79,306,112
IT Services - 4.5%
Computer Sciences Corp.	180,000	10,652,400
EVERTEC, Inc.	389,400	9,166,476
Global Payments, Inc.	165,500	11,060,365
Maximus, Inc.	356,900	15,193,233
Sapient Corp. (a)	897,200	14,597,444
		60,669,918
Semiconductors & Semiconductor Equipment - 4.5%
Integrated Silicon Solution, Inc. (a)	960,000	13,881,600
LTX-Credence Corp. (a)	880,180	8,476,133
Monolithic Power Systems, Inc. (a)	349,900	12,981,290
PDF Solutions, Inc. (a)	851,672	15,985,883
Spansion, Inc. Class A (a)	550,000	9,806,500
		61,131,406
Software - 5.4%
Aspen Technology, Inc. (a)	363,100	15,609,669
Comverse, Inc. (a)	20	499
Evolving Systems, Inc.	200,000	1,744,000
Imperva, Inc. (a)	123,569	2,827,259
Interactive Intelligence Group, Inc. (a)	168,284	10,529,530
Manhattan Associates, Inc. (a)	350,000	11,035,500
MICROS Systems, Inc. (a)	210,000	10,815,000
Rovi Corp. (a)	480,000	10,699,200
SS&C Technologies Holdings, Inc. (a)	273,600	10,648,512
		73,909,169
Technology Hardware, Storage & Peripherals - 1.6%
Cray, Inc. (a)	100,000	2,871,000
Electronics for Imaging, Inc. (a)	512,000	19,348,480
		22,219,480
TOTAL INFORMATION TECHNOLOGY		334,445,663
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp.	232,516	10,835,246
Cabot Corp.	247,146	14,285,039
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	88,200	$ 8,407,224
PolyOne Corp.	450,000	16,861,500
		50,389,009
Construction Materials - 0.7%
Eagle Materials, Inc.	106,000	8,832,980
Containers & Packaging - 1.1%
Graphic Packaging Holding Co. (a)	1,493,700	15,325,362
Paper & Forest Products - 0.5%
P.H. Glatfelter Co.	270,700	6,908,264
TOTAL MATERIALS		81,455,615
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Cogent Communications Group, Inc.	490,000	16,890,300
inContact, Inc. (a)	1,300,000	10,725,000
		27,615,300
TOTAL COMMON STOCKS (Cost $1,265,800,145)		1,339,065,125
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (b)	23,072,023	23,072,023
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	67,130,650	67,130,650
TOTAL MONEY MARKET FUNDS (Cost $90,202,673)		90,202,673
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,356,002,818)		1,429,267,798
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(72,163,631)
NET ASSETS - 100%		$ 1,357,104,167
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,555
Fidelity Securities Lending Cash Central Fund	1,367,990
Total	$ 1,405,545
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ 9,334,036*	$ -	$ -
Xtreme Drilling & Coil Services Corp.	14,769,740	7,453,947	12,606,750*	-	-
Zedi, Inc.	4,053,675	-	4,333,432	-	-
Total	$ 30,205,862	$ 7,453,947	$ 26,274,218	$ -	$ -

* Includes the value of securities delivered through in-kind transactions.

Quarterly Report

Investments (Unaudited) - continued

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The Fund recognized a net gain of $304,585,595 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,360,396,640. Net unrealized appreciation aggregated $68,871,158, of which $142,375,262 related to appreciated investment securities and $73,504,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2014

1.815773.109

SCP-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 3.8%
Allison Transmission Holdings, Inc.	450,000	$ 13,428,000
Standard Motor Products, Inc.	334,515	12,708,225
Tenneco, Inc. (a)	239,300	14,326,891
Visteon Corp. (a)	135,000	11,719,350
		52,182,466
Diversified Consumer Services - 1.3%
Service Corp. International	923,300	17,330,341
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (a)	600,283	12,798,034
Popeyes Louisiana Kitchen, Inc. (a)	68,841	2,622,842
		15,420,876
Household Durables - 1.9%
iRobot Corp. (a)(d)	584,600	19,584,100
Universal Electronics, Inc. (a)	167,114	6,241,708
		25,825,808
Internet & Catalog Retail - 1.2%
HomeAway, Inc. (a)	480,000	15,657,600
Leisure Products - 1.4%
Brunswick Corp.	312,600	12,563,394
Malibu Boats, Inc. Class A (a)	310,000	6,900,600
		19,463,994
Specialty Retail - 0.7%
Murphy U.S.A., Inc. (a)	207,200	8,806,000
Textiles, Apparel & Luxury Goods - 3.4%
G-III Apparel Group Ltd. (a)	275,300	19,758,281
Steven Madden Ltd. (a)	313,000	11,145,930
Vera Bradley, Inc. (a)(d)	520,000	14,716,000
		45,620,211
TOTAL CONSUMER DISCRETIONARY		200,307,296
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.7%
Andersons, Inc.	150,000	9,343,500
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	150,000	11,524,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.8%
Inter Parfums, Inc.	346,185	$ 12,666,909
MediFast, Inc. (a)	350,000	11,077,500
		23,744,409
TOTAL CONSUMER STAPLES		44,612,409
ENERGY - 4.4%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	89,900	10,169,488
RigNet, Inc. (a)	49	2,291
Xtreme Drilling & Coil Services Corp. (a)	2,666,700	12,189,377
		22,361,156
Oil, Gas & Consumable Fuels - 2.7%
Golar LNG Ltd. (NASDAQ)	150,000	6,630,000
MPLX LP	218,457	11,825,077
Phillips 66 Partners LP	208,725	11,191,835
StealthGas, Inc. (a)	500,000	5,420,000
Valero Energy Partners LP	48,100	1,982,201
		37,049,113
TOTAL ENERGY		59,410,269
FINANCIALS - 7.5%
Banks - 2.6%
Banner Bank	110,284	4,360,629
City National Corp.	104,700	7,598,079
Lakeland Financial Corp.	203,700	7,455,420
Pacific Premier Bancorp, Inc. (a)	648,586	8,853,199
TCF Financial Corp.	393,200	6,173,240
		34,440,567
Capital Markets - 1.7%
E*TRADE Financial Corp. (a)	308,000	6,914,600
FXCM, Inc. Class A (d)	420,000	6,501,600
Lazard Ltd. Class A	215,000	10,115,750
		23,531,950
Insurance - 1.7%
Amerisafe, Inc.	283,400	12,087,010
Primerica, Inc.	248,000	11,380,720
		23,467,730
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	298,000	$ 8,379,760
Thrifts & Mortgage Finance - 0.9%
Meridian Interstate Bancorp, Inc. (a)	450,000	11,371,500
TOTAL FINANCIALS		101,191,507
HEALTH CARE - 19.4%
Biotechnology - 7.9%
Arrowhead Research Corp. (a)	180,800	1,970,720
BioCryst Pharmaceuticals, Inc. (a)(d)	300,000	2,577,000
Celldex Therapeutics, Inc. (a)	293,300	4,399,500
Chimerix, Inc.	147,800	2,855,496
Cubist Pharmaceuticals, Inc.	96,262	6,744,116
Dyax Corp. (a)	400,000	2,644,000
Exact Sciences Corp. (a)(d)	481,705	5,780,460
Genomic Health, Inc. (a)(d)	250,000	6,560,000
Hyperion Therapeutics, Inc. (a)	121,500	2,993,760
Insmed, Inc. (a)	223,400	3,114,196
Intercept Pharmaceuticals, Inc. (a)	30,600	8,082,072
Isis Pharmaceuticals, Inc. (a)	224,457	5,972,801
Lion Biotechnologies, Inc. (a)	69,228	595,361
Medivation, Inc. (a)	95,800	5,768,118
Mirati Therapeutics, Inc. (a)(d)	150,000	2,826,000
NewLink Genetics Corp. (a)(d)	110,325	2,427,150
Novavax, Inc. (a)	1,118,200	4,897,716
Repligen Corp. (a)(d)	1,140,000	18,069,000
Stemline Therapeutics, Inc. (a)	104,500	1,599,895
Sunesis Pharmaceuticals, Inc. (a)(d)	470,600	2,414,178
Synageva BioPharma Corp. (a)(d)	109,200	9,431,604
Threshold Pharmaceuticals, Inc. (a)	369,900	1,516,590
XOMA Corp. (a)	800,400	3,553,776
		106,793,509
Health Care Equipment & Supplies - 4.7%
Atricure, Inc. (a)	170,771	2,629,873
DexCom, Inc. (a)	217,451	7,054,110
Masimo Corp. (a)	290,000	7,760,400
Novadaq Technologies, Inc. (a)	516,943	8,090,158
Oxford Immunotec Global PLC (a)	186,500	3,338,350
Quidel Corp. (a)(d)	494,334	10,603,464
Staar Surgical Co. (a)(d)	150,000	2,551,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	281,400	$ 13,521,270
The Spectranetics Corp. (a)	413,865	8,798,770
		64,347,895
Health Care Providers & Services - 2.0%
Accretive Health, Inc. (a)(d)	1,137,226	9,154,669
BioScrip, Inc. (a)(d)	899,960	6,227,723
Omnicare, Inc.	190,000	11,261,300
		26,643,692
Health Care Technology - 1.4%
MedAssets, Inc. (a)	450,000	10,273,500
Medidata Solutions, Inc. (a)	196	7,117
Omnicell, Inc. (a)	350,000	9,268,000
		19,548,617
Life Sciences Tools & Services - 2.1%
Bruker BioSciences Corp. (a)	323,700	6,687,642
Fluidigm Corp. (a)	376,000	14,122,560
ICON PLC (a)	190,000	7,366,300
		28,176,502
Pharmaceuticals - 1.3%
Biodelivery Sciences International, Inc. (a)(d)	543,884	4,846,006
DepoMed, Inc. (a)	560,000	7,845,600
Flamel Technologies SA sponsored ADR (a)	400,000	4,804,000
		17,495,606
TOTAL HEALTH CARE		263,005,821
INDUSTRIALS - 16.7%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	100,000	10,902,000
Teledyne Technologies, Inc. (a)	177,700	16,501,222
		27,403,222
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	267,602	11,948,429
Airlines - 1.2%
Spirit Airlines, Inc. (a)	294,500	16,739,380
Building Products - 0.6%
Lennox International, Inc.	94,500	7,921,935
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 3.0%
KAR Auction Services, Inc.	691,900	$ 20,604,782
Msa Safety, Inc.	135,979	7,172,892
Pitney Bowes, Inc. (d)	470,000	12,596,000
		40,373,674
Electrical Equipment - 2.7%
Acuity Brands, Inc.	105,000	13,079,850
EnerSys	146,700	9,913,986
Generac Holdings, Inc.	233,200	13,730,816
		36,724,652
Machinery - 3.2%
ITT Corp.	178,000	7,678,920
Luxfer Holdings PLC sponsored ADR	413,066	8,158,054
Manitowoc Co., Inc.	430,000	13,665,400
Oshkosh Truck Corp.	220,100	12,217,751
Valmont Industries, Inc.	7,361	1,096,127
		42,816,252
Professional Services - 2.4%
CBIZ, Inc. (a)	1,569,100	13,447,187
Huron Consulting Group, Inc. (a)	276,700	19,701,040
		33,148,227
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	113,300	9,945,474
TOTAL INDUSTRIALS		227,021,245
INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.6%
ViaSat, Inc. (a)	123,145	7,907,140
Electronic Equipment & Components - 2.2%
Ingram Micro, Inc. Class A (a)	580,000	15,636,800
InvenSense, Inc. (a)(d)	424,000	9,128,720
Neonode, Inc. (a)(d)	848,022	4,536,918
		29,302,438
Internet Software & Services - 5.8%
ChannelAdvisor Corp. (a)	220,000	5,772,800
Cornerstone OnDemand, Inc. (a)	256,700	9,436,292
Cvent, Inc. (d)	360,146	9,914,819
Demandware, Inc. (a)	237,984	11,811,146
E2open, Inc. (a)(d)	657,094	11,348,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	443,202	$ 8,128,325
Stamps.com, Inc. (a)	659,600	22,894,717
		79,306,112
IT Services - 4.5%
Computer Sciences Corp.	180,000	10,652,400
EVERTEC, Inc.	389,400	9,166,476
Global Payments, Inc.	165,500	11,060,365
Maximus, Inc.	356,900	15,193,233
Sapient Corp. (a)	897,200	14,597,444
		60,669,918
Semiconductors & Semiconductor Equipment - 4.5%
Integrated Silicon Solution, Inc. (a)	960,000	13,881,600
LTX-Credence Corp. (a)	880,180	8,476,133
Monolithic Power Systems, Inc. (a)	349,900	12,981,290
PDF Solutions, Inc. (a)	851,672	15,985,883
Spansion, Inc. Class A (a)	550,000	9,806,500
		61,131,406
Software - 5.4%
Aspen Technology, Inc. (a)	363,100	15,609,669
Comverse, Inc. (a)	20	499
Evolving Systems, Inc.	200,000	1,744,000
Imperva, Inc. (a)	123,569	2,827,259
Interactive Intelligence Group, Inc. (a)	168,284	10,529,530
Manhattan Associates, Inc. (a)	350,000	11,035,500
MICROS Systems, Inc. (a)	210,000	10,815,000
Rovi Corp. (a)	480,000	10,699,200
SS&C Technologies Holdings, Inc. (a)	273,600	10,648,512
		73,909,169
Technology Hardware, Storage & Peripherals - 1.6%
Cray, Inc. (a)	100,000	2,871,000
Electronics for Imaging, Inc. (a)	512,000	19,348,480
		22,219,480
TOTAL INFORMATION TECHNOLOGY		334,445,663
MATERIALS - 6.0%
Chemicals - 3.7%
Axiall Corp.	232,516	10,835,246
Cabot Corp.	247,146	14,285,039
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	88,200	$ 8,407,224
PolyOne Corp.	450,000	16,861,500
		50,389,009
Construction Materials - 0.7%
Eagle Materials, Inc.	106,000	8,832,980
Containers & Packaging - 1.1%
Graphic Packaging Holding Co. (a)	1,493,700	15,325,362
Paper & Forest Products - 0.5%
P.H. Glatfelter Co.	270,700	6,908,264
TOTAL MATERIALS		81,455,615
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Cogent Communications Group, Inc.	490,000	16,890,300
inContact, Inc. (a)	1,300,000	10,725,000
		27,615,300
TOTAL COMMON STOCKS (Cost $1,265,800,145)		1,339,065,125
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (b)	23,072,023	23,072,023
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	67,130,650	67,130,650
TOTAL MONEY MARKET FUNDS (Cost $90,202,673)		90,202,673
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,356,002,818)		1,429,267,798
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(72,163,631)
NET ASSETS - 100%		$ 1,357,104,167
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,555
Fidelity Securities Lending Cash Central Fund	1,367,990
Total	$ 1,405,545
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parametric Sound Corp.	$ 11,382,447	$ -	$ 9,334,036*	$ -	$ -
Xtreme Drilling & Coil Services Corp.	14,769,740	7,453,947	12,606,750*	-	-
Zedi, Inc.	4,053,675	-	4,333,432	-	-
Total	$ 30,205,862	$ 7,453,947	$ 26,274,218	$ -	$ -

* Includes the value of securities delivered through in-kind transactions.

Quarterly Report

Investments (Unaudited) - continued

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 70,585,530 shares of the Fund held by affiliated entities were redeemed for investments with a value of $1,380,652,586. The Fund recognized a net gain of $304,585,595 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,360,396,640. Net unrealized appreciation aggregated $68,871,158, of which $142,375,262 related to appreciated investment securities and $73,504,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Income Fund:
Class A
Class T
Class C
Institutional Class
April 30, 2014

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Real Estate Income Fund

1.907554.104

REIA-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (l)	4,620	$ 6,609,464
Media - 0.0%
New Media Investment Group, Inc. (a)	2	29
TOTAL CONSUMER DISCRETIONARY		6,609,493
FINANCIALS - 30.5%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	12,296,565
Real Estate Investment Trusts - 29.6%
Acadia Realty Trust (SBI) (g)	3,160,149	85,734,842
AG Mortgage Investment Trust, Inc.	628,800	11,123,472
American Residential Properties, Inc. (a)(f)	190,746	3,427,706
American Tower Corp.	184,300	15,392,736
Annaly Capital Management, Inc.	410,700	4,743,585
Anworth Mortgage Asset Corp.	1,420,710	7,671,834
Apartment Investment & Management Co. Class A	1,317,300	40,612,359
Arbor Realty Trust, Inc. (g)	2,855,075	20,014,076
Associated Estates Realty Corp.	337,008	5,654,994
AvalonBay Communities, Inc.	221,100	30,191,205
BioMed Realty Trust, Inc.	1,184,600	24,758,140
Blackstone Mortgage Trust, Inc.	75,200	2,137,936
Boardwalk (REIT)	126,200	7,113,394
Canadian (REIT)	131,600	5,424,650
CBL & Associates Properties, Inc.	2,202,873	40,026,202
Cedar Shopping Centers, Inc.	1,208,910	7,483,153
Chambers Street Properties	1,367,593	10,653,549
Chartwell Retirement Residence	459,700	4,374,500
Chartwell Retirement Residence (a)(h)	78,500	747,005
CYS Investments, Inc. (f)	2,049,439	17,625,175
Douglas Emmett, Inc.	748,100	20,647,560
DuPont Fabros Technology, Inc.	110,400	2,674,992
Dynex Capital, Inc.	1,989,943	17,073,711
EastGroup Properties, Inc.	133,100	8,418,575
Ellington Residential Mortgage REIT	260,000	4,248,400
Equity Lifestyle Properties, Inc.	2,466,560	103,274,867
Equity Residential (SBI)	319,600	18,997,024
Excel Trust, Inc.	1,395,628	17,612,825
Extra Space Storage, Inc.	107,000	5,599,310
First Potomac Realty Trust	1,381,615	18,002,443
Glimcher Realty Trust	126,100	1,284,959
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	375,100	$ 7,898,643
Hatteras Financial Corp.	604,400	11,828,108
Highwoods Properties, Inc. (SBI)	209,700	8,461,395
Lexington Corporate Properties Trust	3,350,982	36,056,566
Liberty Property Trust (SBI)	234,000	8,775,000
LTC Properties, Inc.	444,013	17,152,222
MFA Financial, Inc.	15,862,993	125,793,522
Mid-America Apartment Communities, Inc.	623,700	43,440,705
Monmouth Real Estate Investment Corp. Class A	721,073	6,770,875
National Retail Properties, Inc.	232,200	7,924,986
Newcastle Investment Corp. (f)	3,640,500	16,345,845
Piedmont Office Realty Trust, Inc. Class A	828,600	14,591,646
Prologis, Inc.	689,987	28,034,172
Redwood Trust, Inc. (f)	766,700	16,714,060
Select Income (REIT)	416,600	12,822,948
Senior Housing Properties Trust (SBI)	1,253,900	29,429,033
Simon Property Group, Inc.	171,500	29,703,800
Stag Industrial, Inc.	531,069	12,496,054
Terreno Realty Corp. (g)	1,330,164	24,302,096
Two Harbors Investment Corp.	1,644,280	17,067,626
Ventas, Inc.	1,018,546	67,305,520
Washington REIT (SBI)	426,700	10,437,082
Weyerhaeuser Co.	741,400	22,130,790
WP Carey, Inc.	382,800	23,534,544
		1,161,762,417
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	257,600	10,813,536
Kennedy-Wilson Holdings, Inc.	664,021	14,502,219
		25,315,755
TOTAL FINANCIALS		1,199,374,737
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emeritus Corp. (a)	140,474	4,190,339
TOTAL COMMON STOCKS (Cost $1,072,332,982)		1,210,174,569
Preferred Stocks - 16.9%
	Shares	Value
Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,559,063
CommonWealth REIT 6.50%	66,500	1,719,025
Excel Trust, Inc. 7.00% (h)	248,200	6,190,108
Health Care REIT, Inc. Series I, 6.50%	46,800	2,693,925
Lexington Corporate Properties Trust Series C, 6.50%	391,173	18,365,572
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,461,600
Weyerhaeuser Co. Series A, 6.375%	20,000	1,120,000
		35,109,293
Nonconvertible Preferred Stocks - 16.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	145,930	3,797,099
FINANCIALS - 15.9%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,380,408
Real Estate Investment Trusts - 15.6%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,789,112
Alexandria Real Estate Equities, Inc. Series E, 6.45%	125,999	3,183,995
American Capital Agency Corp. 8.00%	200,000	5,230,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
American Homes 4 Rent:
Series A, 5.00%	190,000	4,656,900
Series B, 5.00%	120,000	2,904,000
Series C, 5.50% (a)	312,000	7,650,240
American Realty Capital Properties, Inc. Series F, 6.70%	204,909	4,829,705
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,442,648
Series C, 7.625%	162,837	4,070,925
Series D, 7.50%	310,731	7,656,412
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,861,506
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,636,345
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,646,769
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,748,025
Series B, 7.75% (g)	240,000	5,748,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.: - continued
Series C, 8.50% (g)	100,000	$ 2,522,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,710,744
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,198,970
Series E, 9.00%	140,751	3,812,945
Boston Properties, Inc. 5.25%	10,915	242,859
Brandywine Realty Trust Series E, 6.90%	95,000	2,447,200
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,397,098
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,930,481
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,377,344
Series E, 6.625%	161,704	3,855,023
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,145,655
CenterPoint Properties Trust Series D, 5.377%	3,575	2,431,000
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,006,545
Colony Financial, Inc. Series A, 8.50%	282,171	7,412,632
CommonWealth REIT:
7.50%	93,300	1,937,841
Series E, 7.25%	648,952	16,717,004
Coresite Realty Corp. Series A, 7.25%	369,799	9,378,103
Corporate Office Properties Trust Series L, 7.375%	161,840	4,177,090
CubeSmart Series A, 7.75%	40,000	1,062,440
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,839,558
Series B, 7.50%	321,567	7,486,080
DDR Corp.:
Series J, 6.50%	340,721	8,276,113
Series K, 6.25%	228,888	5,394,890
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,517,457
Series G, 5.875%	145,444	3,205,586
Series H, 7.375%	50,000	1,270,000
Duke Realty LP Series L, 6.60%	10,666	265,903
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,865,508
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,022,490
Series B, 7.625%	252,120	5,934,905
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,361,795
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc. Series H, 7.125%	40,000	$ 1,042,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,620,000
First Potomac Realty Trust 7.75%	415,296	10,614,966
Five Oaks Investment Corp. Series A, 8.75%	60,000	1,516,200
General Growth Properties, Inc. Series A, 6.375%	166,463	4,070,020
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,059,089
Glimcher Realty Trust:
6.875%	256,115	6,326,041
Series G, 8.125%	109,192	2,784,396
Series H, 7.50%	198,527	5,114,056
Hatteras Financial Corp. Series A, 7.625%	207,288	4,954,183
Health Care REIT, Inc. Series J, 6.50%	81,600	2,066,928
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,310,508
Series C, 6.875%	50,000	1,246,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,052,640
Hudson Pacific Properties, Inc. 8.375%	394,069	10,297,023
Inland Real Estate Corp. Series A, 8.125%	423,500	11,290,510
Invesco Mortgage Capital, Inc. Series A, 7.75%	123,342	2,998,444
Investors Real Estate Trust Series B, 7.95%	126,572	3,364,284
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,560,782
Series F, 7.80%	391,376	9,428,248
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,180,690
Series H, 6.375%	143,296	3,421,908
Kite Realty Group Trust 8.25%	96,100	2,507,249
LaSalle Hotel Properties:
Series G, 7.25%	59,026	1,496,309
Series H, 7.50%	141,308	3,674,008
Series I, 6.375%	298,498	7,086,343
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,036,000
Series B, 7.625%	31,240	640,420
MFA Financial, Inc.:
8.00%	538,930	13,581,036
Series B, 7.50%	592,024	14,356,582
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,052,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp.: - continued
Series B, 7.875%	95,000	$ 2,493,750
National Retail Properties, Inc.:
5.70%	213,104	4,792,709
Series D, 6.625%	198,038	4,966,793
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	3,993,497
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,656,242
Series C, 8.875%	275,338	7,089,954
Series D, 8.50%	207,301	5,273,737
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,571,920
Series B, 8.00%	185,085	4,823,315
Series C, 6.50%	178,160	4,302,564
Pennsylvania (REIT) 7.375%	100,510	2,563,005
Prologis, Inc. Series Q, 8.54%	94,446	5,666,760
PS Business Parks, Inc.:
Series R, 6.875%	54,903	1,406,121
Series S, 6.45%	15,000	384,900
Series T, 6.00%	198,004	4,740,216
Series U, 5.75%	600	13,680
RAIT Financial Trust 7.625% (a)	159,160	3,959,901
Regency Centers Corp.:
Series 6, 6.625%	62,261	1,572,713
Series 7, 6.00%	103,000	2,455,520
Retail Properties America, Inc. 7.00%	392,311	9,862,699
Sabra Health Care REIT, Inc. Series A, 7.125%	289,723	7,376,348
Saul Centers, Inc.:
Series A, 8.00%	38,072	973,501
Series C, 6.875%	315,478	7,552,543
Senior Housing Properties Trust 5.625%	70,000	1,586,200
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,604,800
Series B, 6.625%	80,000	1,940,800
Strategic Hotel & Resorts, Inc. Series B, 8.25%	80,000	2,028,800
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,743,342
Series B, 7.875%	190,173	4,929,284
Series C, 7.125%	153,212	3,784,336
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	375,000	$ 9,356,250
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,623	3,363,717
Taubman Centers, Inc. Series K, 6.25%	96,120	2,312,647
Terreno Realty Corp. Series A, 7.75% (g)	213,690	5,491,833
UMH Properties, Inc. Series A, 8.25%	600,000	15,888,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,193,300
Vornado Realty LP 7.875%	54,682	1,413,530
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,242,834
Winthrop Realty Trust:
7.75%	540,000	14,110,200
Series D, 9.25%	65,000	1,781,650
		611,271,251
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,100,449
TOTAL FINANCIALS		623,752,108
TOTAL NONCONVERTIBLE PREFERRED STOCKS		627,549,207
TOTAL PREFERRED STOCKS (Cost $649,430,306)		662,658,500
Corporate Bonds - 19.9%
		Principal Amount (e)
Convertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,464,900
FINANCIALS - 2.9%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		2,000,000	2,031,250
Diversified Financial Services - 0.5%
IAS Operating Partnership LP 5% 3/15/18 (h)		19,880,000	19,308,450
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	32,279,013
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		$ 3,980,000	$ 4,184,174
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	14,938,875
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,335,925
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		4,000,000	3,930,000
Colony Financial, Inc.:
3.875% 1/15/21		3,250,000	3,363,750
5% 4/15/23		9,000,000	9,594,000
PennyMac Corp. 5.375% 5/1/20		4,000,000	3,877,500
RAIT Financial Trust 4% 10/1/33		2,000,000	1,960,000
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	9,180,000
			89,643,237
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		1,000,000	1,033,750
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,044,750
TOTAL FINANCIALS			112,027,687
TOTAL CONVERTIBLE BONDS			116,492,587
Nonconvertible Bonds - 16.9%
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,025,000
6.75% 6/1/19		5,875,000	6,286,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,170,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,680,000
Playa Resorts Holding BV 8% 8/15/20 (h)		230,000	248,400
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		2,000,000	1,995,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,426,526	10,791,311
			30,195,961
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 4.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		$ 10,500,000	$ 10,657,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	1,022,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,699,788
D.R. Horton, Inc.:
4.75% 5/15/17		2,000,000	2,117,500
5.75% 8/15/23		2,510,000	2,666,875
KB Home:
8% 3/15/20		8,465,000	9,586,613
9.1% 9/15/17		4,985,000	5,882,300
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,575,200
4.5% 6/15/19		1,830,000	1,850,588
5.6% 5/31/15		6,000,000	6,286,200
6.5% 4/15/16		4,000,000	4,340,000
6.95% 6/1/18		14,280,000	16,172,100
M.D.C. Holdings, Inc. 5.5% 1/15/24		1,500,000	1,540,964
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,074,263
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,249,281
7.15% 4/15/20		7,060,000	7,836,600
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,687,175
8.4% 5/15/17		5,420,000	6,314,300
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,255,000
8.375% 5/15/18		28,983,000	34,199,940
10.75% 9/15/16		8,415,000	10,055,925
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,662,375
William Lyon Homes, Inc. 8.5% 11/15/20		15,550,000	17,338,250
			189,071,237
TOTAL CONSUMER DISCRETIONARY			219,267,198
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		$ 759,804	$ 850,981
FINANCIALS - 10.4%
Diversified Financial Services - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,135,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (h)		3,680,000	3,735,200
6% 8/1/20 (h)		3,000,000	3,165,000
6% 8/1/20		3,000,000	3,187,500
			15,223,100
Real Estate Investment Trusts - 7.3%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,030,975
Camden Property Trust 5% 6/15/15		1,100,000	1,151,192
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,041,665
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,726,393
6.25% 6/15/14		8,355,000	8,402,080
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,110,000
CubeSmart LP 4.8% 7/15/22		2,000,000	2,134,160
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,172,448
7.5% 4/1/17		6,000,000	6,924,354
7.5% 7/15/18		8,756,000	10,418,659
7.875% 9/1/20		4,637,000	5,798,068
9.625% 3/15/16		3,836,000	4,420,104
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,042,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,715,149
6.25% 1/15/17		3,000,000	3,322,416
Equity Residential 5.125% 3/15/16		7,201,000	7,763,362
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,334,864
6% 3/1/15		1,000,000	1,043,583
6% 1/30/17		2,383,000	2,679,374
7.072% 6/8/15		1,500,000	1,602,990
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,067,029
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.125% 4/1/19		$ 2,000,000	$ 2,145,850
6.2% 6/1/16		2,750,000	3,041,671
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,878,471
5.75% 1/15/21		3,095,000	3,447,979
6.5% 1/17/17		2,875,000	3,237,293
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,550,072
5.85% 3/15/17		2,800,000	3,113,664
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,338,970
5.625% 3/15/17		915,000	1,001,318
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,045,404
6.25% 8/15/16		9,675,000	10,283,412
6.25% 6/15/17		1,055,000	1,131,837
6.65% 1/15/18		4,246,000	4,698,934
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,940,650
5.85% 3/15/17		3,587,000	3,838,090
5.875% 3/15/16		34,260,000	36,658,200
6.05% 4/15/15		14,630,000	15,178,625
7.125% 2/15/18		5,725,000	6,397,688
9% 6/1/17		9,175,000	10,780,625
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,871,725
6.875% 5/1/21		2,000,000	2,175,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,915,470
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,982,570
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (h)		2,898,000	2,881,319
6.75% 10/15/22		2,115,000	2,300,063
7.5% 2/15/20		1,000,000	1,080,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,155,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,553,833
7.625% 7/1/17		4,690,000	5,284,823
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 2,000,000	$ 2,378,990
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,903,013
4.3% 1/15/16		5,000,000	5,201,920
4.75% 5/1/24		3,988,000	3,993,025
6.75% 4/15/20		13,624,000	15,706,006
6.75% 12/15/21		8,000,000	9,056,928
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,031,829
5.25% 1/15/16		4,000,000	4,265,660
			285,347,292
Real Estate Management & Development - 2.7%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,103,754
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,065,391
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,065,150
6.625% 10/15/20		1,205,000	1,280,313
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,739,225
ERP Operating LP 5.25% 9/15/14		4,815,000	4,900,466
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,197,358
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	8,293,625
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,233,250
Kennedy-Wilson, Inc.:
5.875% 4/1/24		2,610,000	2,606,738
8.75% 4/1/19		20,410,000	22,297,925
Mid-America Apartments LP:
6.05% 9/1/16 (h)		2,500,000	2,733,665
6.25% 6/15/14 (h)		3,094,000	3,112,976
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,669,513
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		3,185,000	3,200,925
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,745,190
5.875% 6/15/17		400,000	450,602
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (h)		2,270,000	2,224,600
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		$ 3,000,000	$ 2,971,803
3.125% 11/30/15		13,807,000	14,314,476
4% 4/30/19		2,262,000	2,415,438
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,153,696
			106,776,079
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		211,751	391,740
TOTAL FINANCIALS			407,738,211
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,438,500
7.75% 2/15/19		10,410,000	11,164,725
			12,603,225
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,795,000	2,864,875
5.5% 2/1/21		9,070,000	9,500,825
			12,365,700
TOTAL HEALTH CARE			24,968,925
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,182,063
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,297,813
TOTAL INDUSTRIALS			7,479,876
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		$ 3,000,000	$ 3,187,500
TOTAL NONCONVERTIBLE BONDS			663,492,691
TOTAL CORPORATE BONDS (Cost $730,174,670)			779,985,278
Asset-Backed Securities - 2.7%

Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.652% 3/20/50 (h)(i)		2,250,000	95,625
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		153,135	153,135
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (h)(i)		318,665	311,495
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		931,548	922,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (h)(i)		3,299,883	3,167,887
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	425,938
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		565,922	336,611
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		496,246	498,579
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,309,652	8,082,956
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5983% 11/28/39 (h)(i)		604,264	18,128
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,227
Series 1997-3 Class M1, 7.53% 3/15/28		7,074,397	5,908,222
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9023% 6/25/35 (i)(l)		448,368	9,285
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7023% 8/26/30 (h)(i)		735,000	723,975
Class E, 2.1523% 8/26/30 (h)(i)		1,420,000	968,440
Asset-Backed Securities - continued
		Principal Amount (e)	Value
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		$ 3,000,000	$ 2,985,186
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,030,779	503,909
Merit Securities Corp. Series 13 Class M1, 7.7011% 12/28/33 (i)		1,923,000	2,045,839
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4123% 2/25/47 (h)(i)		4,370,092	4,297,461
Class A2, 0.4423% 2/25/47 (h)(i)		21,240,000	20,037,391
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,232,077	1,231,810
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8856% 2/5/36 (h)(i)		3,775,956	378
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (h)(i)		2,000,000	1,395,000
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (h)(i)		18,464,167	18,353,382
Class A2B, 0.5429% 9/25/26 (h)(i)		254,327	254,073
Class B, 0.5929% 9/25/26 (h)(i)		3,450,000	3,381,000
Class C, 0.7629% 9/25/26 (h)(i)		7,030,000	6,854,250
Class D, 0.8629% 9/25/26 (h)(i)		2,080,000	1,972,880
Class E, 0.9629% 9/25/26 (h)(i)		2,780,000	2,615,980
Class F, 1.3829% 9/25/26 (h)(i)		3,483,000	3,223,517
Class G, 1.5829% 9/25/26 (h)(i)		1,599,000	1,472,999
Class H, 1.8829% 9/25/26 (h)(i)		1,535,000	1,409,898
Class J, 2.9829% 9/25/26 (h)(i)		1,500,000	1,389,000
Class K, 3.4829% 9/25/26 (h)(i)		2,475,000	2,225,768
Class L, 4.2329% 9/25/26 (h)(i)		1,500,000	1,366,950
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (h)(i)		7,451,170	6,929,588
Class F, 2.1836% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $108,833,053)			108,090,985
Collateralized Mortgage Obligations - 0.3%
		Principal Amount (e)	Value
Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3322% 6/15/22 (h)(i)		$ 733,275	$ 727,109
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		41,113	23
Series 2002-R2 Class 2B3, 3.6653% 7/25/33 (h)(i)		184,864	75,482
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,151,859	142,811
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		69,014	6,132
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3655% 12/25/46 (h)(i)		4,500,000	4,981,464
Series 2010-K7 Class B, 5.4352% 4/25/20 (h)(i)		3,200,000	3,571,184
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,514,464	1,594,723
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1004% 7/10/35 (h)(i)		168,250	181,541
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		16,842	15,014
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6504% 12/10/35 (h)(i)		178,507	51,302
Series 2004-A Class B7, 4.4004% 2/10/36 (h)(i)		189,535	62,582
Series 2004-B Class B7, 4.1504% 2/10/36 (h)(i)		236,413	87,687
TOTAL PRIVATE SPONSOR			11,497,054
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		122,445	53,521
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1535% 2/25/42 (h)(i)		89,147	48,748
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.625% 12/25/42 (i)(l)		190,773	43,675
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0763% 6/25/43 (h)(i)		129,242	55,046
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1097% 10/25/42 (h)(i)		53,403	28,676
TOTAL U.S. GOVERNMENT AGENCY			229,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,089,969)			11,726,720
Commercial Mortgage Securities - 12.9%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		$ 2,067,855	$ 2,052,346
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,286,903
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2903% 11/10/42 (i)		3,580,000	3,702,765
Series 2005-5 Class D, 5.223% 10/10/45 (i)		4,000,000	4,062,924
Series 2005-6 Class AJ, 5.1817% 9/10/47 (i)		5,000,000	5,282,345
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1522% 3/15/22 (h)(i)		760,684	669,402
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6522% 8/15/17 (h)(i)		4,900,000	4,983,790
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4401% 3/11/39 (i)		5,700,000	5,906,504
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.576% 4/12/38 (h)(i)		2,520,000	2,669,297
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9022% 8/15/26 (h)(i)		2,500,000	2,502,803
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (h)(i)		2,750,000	2,599,548
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,220,399
Series 2012-CR5 Class D, 4.3357% 12/10/45 (h)(i)		2,000,000	1,951,464
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,855,357
Series 2013-CR12 Class D, 5.0863% 10/10/46 (h)(i)		3,000,000	2,853,396
Series 2013-CR9 Class D, 4.261% 7/10/45 (h)(i)		2,000,000	1,798,530
Series 2013-LC6 Class D, 4.2899% 1/10/46 (h)(i)		2,000,000	1,839,388
Series 2014-UBS2 Class D, 5.183% 3/10/47 (h)(i)		2,463,000	2,310,762
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.2822% 12/15/20 (h)(i)		1,836,607	1,828,916
Class B, 0.3222% 12/15/20 (h)(i)		2,590,381	2,579,325
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,717,463	2,628,256
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,225,810
Series 2012-CR1:
Class C, 5.3682% 5/15/45 (i)		1,000,000	1,092,739
Class D, 5.3682% 5/15/45 (h)(i)		5,550,000	5,617,105
Series 2012-CR2:
Class D, 4.8583% 8/15/45 (h)(i)		4,500,000	4,617,536
Class E, 4.8583% 8/15/45 (h)(i)		6,000,000	5,893,920
Series 2012-LC4:
Class C, 5.648% 12/10/44 (i)		2,000,000	2,221,970
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Class D, 5.648% 12/10/44 (h)(i)		$ 8,000,000	$ 8,276,720
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,613,166	1,717,467
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,279,897	2,353,780
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5577% 11/10/46 (h)(i)		12,490,000	13,249,592
Class G, 4.652% 11/10/46 (h)		9,843,000	8,366,560
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		273,429	273,154
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1764% 6/10/31 (h)(i)		37,404	37,365
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	502,098
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		4,038,657	4,155,840
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5755% 12/25/43 (i)(j)		12,206,096	1,773,900
Series K012 Class X3, 2.2882% 1/25/41 (i)(j)		21,072,886	2,747,040
Series K013 Class X3, 2.7905% 1/25/43 (i)(j)		14,360,000	2,266,166
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,488,049
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		361,062	361,604
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		755,960	825,887
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		506,400	509,758
Series 2000-C1 Class K, 7% 3/15/33		23,897	24,309
GP Portfolio Trust Series 2014-GPP Class E, 4.004% 2/15/27 (h)(i)		2,823,000	2,826,437
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0475% 8/10/43 (h)(i)		4,000,000	4,355,112
Class E, 4% 8/10/43 (h)		3,770,000	3,253,540
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2249% 12/10/43 (h)(i)		3,000,000	3,087,414
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (h)(i)		9,000,000	9,883,863
Class D, 5.3077% 8/10/44 (h)(i)		4,000,000	4,073,784
Class E, 5.3077% 8/10/44 (h)(i)		4,049,000	3,731,636
Series 2012-GC6 Class C, 5.6386% 1/10/45 (h)(i)		3,600,000	3,976,938
Series 2012-GCJ7:
Class C, 5.7233% 5/10/45 (i)		6,500,000	7,201,059
Class D, 5.7233% 5/10/45 (h)(i)		3,000,000	3,114,920
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		$ 2,000,000	$ 1,933,426
Series 2013-GC16 Class D, 5.323% 11/10/46 (h)(i)		3,250,000	3,108,218
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.4533% 11/5/30 (h)(i)		3,000,000	3,103,404
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,481,351
Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,741,363
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0069% 1/12/37 (h)(i)		1,000,000	1,008,205
Series 2009-IWST:
Class C, 7.4459% 12/5/27 (h)(i)		3,000,000	3,588,576
Class D, 7.4459% 12/5/27 (h)(i)		9,550,000	10,941,960
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,500,682
Series 2010-CNTR:
Class D, 6.1844% 8/5/32 (h)(i)		4,500,000	5,138,415
Class XB, 0.9311% 8/5/32 (h)(i)(j)		32,655,000	1,388,144
Series 2012-CBX Class C, 5.1866% 6/15/45 (i)		4,530,000	4,847,677
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1297% 9/15/18 (h)(i)		3,000,000	3,038,737
Series 2013-INN Class E, 4.4022% 10/15/30 (h)(i)		2,000,000	2,006,705
Series 2013-JWMZ Class M, 6.1522% 4/15/18 (h)(i)		2,206,350	2,226,038
Series 2013-JWRZ Class E, 3.8922% 4/15/30 (h)(i)		3,400,000	3,391,318
Series 2014-FBLU Class E, 3.655% 12/15/28 (h)(i)		2,000,000	2,000,948
Series 2005-LDP5 Class AJ, 5.3608% 12/15/44 (i)		3,470,000	3,642,382
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,183,003
Series 2011-C5 Class C, 5.3314% 8/15/46 (h)(i)		6,525,375	7,177,736
Series 2013-LC11 Class D, 4.2424% 4/15/46 (i)		3,750,000	3,424,401
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		18,077	18,059
Class H, 6% 7/15/31 (h)		1,432,380	958,031
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		351,078	352,588
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,859,684
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		$ 8,000,000	$ 8,455,328
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,221,270
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,202,022
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,048,736
Series 2006-C4:
Class AJ, 5.8525% 6/15/38 (i)		7,005,000	7,437,832
Class AM, 5.8525% 6/15/38 (i)		6,700,000	7,301,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0522% 6/15/22 (h)(i)		903,630	903,342
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3805% 6/25/43 (h)(i)		6,165,000	6,292,376
Class D, 5.3805% 6/25/43 (h)(i)		4,699,000	4,733,519
Mach One Trust LLC Series 2004-1A Class H, 6.2609% 5/28/40 (h)(i)		2,840,000	2,936,787
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	605,507
Class G, 4.384% 7/12/37	CAD	355,000	299,476
Class H, 4.384% 7/12/37	CAD	236,000	196,634
Class J, 4.384% 7/12/37	CAD	355,000	292,555
Class K, 4.384% 7/12/37	CAD	355,000	289,377
Class L, 4.384% 7/12/37	CAD	236,000	190,295
Class M, 4.384% 7/12/37	CAD	995,000	765,989
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		401,475	364,339
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6569% 5/12/39 (i)		1,200,000	1,301,585
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		59,907	59,907
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		6,445,993	6,188,153
Series 2004-C1 Class IO, 8.6281% 1/15/37 (h)(i)(j)		437,229	15,740
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6636% 11/15/45 (h)(i)		2,000,000	1,994,790
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	3,007,563
Series 2013-C13 Class D, 4.8965% 11/15/46 (h)(i)		2,500,000	2,349,328
Series 2013-C7 Class E, 4.3037% 2/15/46 (h)(i)		1,000,000	823,553
Series 2013-C9 Class D, 4.1604% 5/15/46 (h)(i)		5,000,000	4,434,705
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,971,858
Series 2012-C4 Class E, 5.5259% 3/15/45 (h)(i)		5,630,000	5,728,457
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 1997-RR Class F, 7.4292% 4/30/39 (h)(i)		$ 877,980	$ 877,980
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,639,861	2,109,850
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,047,868
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,595,530
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,079,998
Series 2011-C1 Class C, 5.2523% 9/15/47 (h)(i)		4,000,000	4,404,588
Series 2011-C2:
Class D, 5.3059% 6/15/44 (h)(i)		4,610,000	4,950,942
Class E, 5.3059% 6/15/44 (h)(i)		9,600,000	10,042,541
Class F, 5.3059% 6/15/44 (h)(i)		4,440,000	4,054,404
Class XB, 0.4596% 6/15/44 (h)(i)(j)		63,708,222	1,833,013
Series 2011-C3:
Class C, 5.1833% 7/15/49 (h)(i)		2,000,000	2,170,834
Class D, 5.1833% 7/15/49 (h)(i)		7,400,000	7,752,492
Series 2012-C4 Class D, 5.5259% 3/15/45 (h)(i)		6,310,000	6,709,227
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,081,874	5,162,755
RBSCF Trust Series 2010-MB1 Class D, 4.6882% 4/15/24 (h)(i)		9,049,000	9,240,794
SCG Trust Series 2013-SRP1 Class D, 3.4987% 11/15/26 (h)(i)		1,000,000	969,847
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.551% 8/15/39 (i)		2,080,000	2,214,387
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,847,086
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7272% 7/15/24 (h)(i)		1,200,000	1,187,623
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,841,423	2,821,306
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8753% 1/10/45 (h)(i)		3,000,000	3,488,685
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,929,026
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,002,432
Series 2004-C11:
Class D, 5.4468% 1/15/41 (i)		5,177,000	5,511,129
Class E, 5.4968% 1/15/41 (i)		3,785,000	4,022,357
Series 2004-C12 Class D, 5.3979% 7/15/41 (i)		2,750,000	2,751,752
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,204,534
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7791% 10/15/45 (h)(i)		9,999,000	9,680,072
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		$ 4,900,000	$ 5,341,608
Class D, 5.5485% 3/15/44 (h)(i)		1,000,000	1,042,501
Class E, 5% 3/15/44 (h)		3,000,000	2,706,273
Series 2011-C5 Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,739,387
Series 2012-C10 Class E, 4.4601% 12/15/45 (h)(i)		4,090,000	3,337,645
Series 2012-C7:
Class D, 4.8475% 6/15/45 (h)(i)		2,380,000	2,440,938
Class F, 4.5% 6/15/45 (h)		2,000,000	1,684,454
Series 2013-C11:
Class D, 4.1838% 3/15/45 (h)(i)		5,830,000	5,360,702
Class E, 4.1838% 3/15/45 (h)(i)		4,780,000	3,785,970
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,618,836
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $459,187,096)			505,882,646
Bank Loan Obligations - 7.9%

CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 2.2%
BRE Select Hotels Corp. 5.893% 5/9/18 (i)		12,235,818	12,235,818
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		11,471,250	11,528,606
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (k)		7,290,000	7,271,775
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,767,168
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		1,790,513	1,799,465
Cooper Hotel Group 12% 11/6/17		13,297,484	13,962,359
Extended Stay America, Inc. 9.625% 12/1/19		2,365,741	2,436,713
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	516,375
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		20,792,632	20,714,659
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		8,505,000	8,462,475
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		6,000,000	6,015,000
			87,710,413
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		$ 2,465,000	$ 2,455,756
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,508,488	3,473,403
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		5,288,063	5,307,893
TOTAL CONSUMER DISCRETIONARY			98,947,465
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,136,188	5,136,188
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,805,225
			16,167,225
FINANCIALS - 3.0%
Diversified Financial Services - 1.0%
Blackstone 9.98% 10/1/17		17,363,251	17,710,516
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,399,192	7,241,959
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,135,591	7,180,546
Tranche B, term loan 3.75% 3/30/18 (i)		6,583,162	6,608,178
			38,741,199
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		31,213,810	31,369,879
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		6,287,328	6,255,892
			37,625,771
Real Estate Management & Development - 0.9%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (i)		4,479,750	4,457,351
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CityCenter 8.74% 7/12/14 (i)		$ 3,307,347	$ 3,307,347
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		908,043	905,773
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		28,731,414	28,587,757
			37,258,228
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,947,831	1,957,570
TOTAL FINANCIALS			115,582,768
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,105,886	2,111,151
Tranche E, term loan 3.4686% 1/25/17 (i)		790,103	788,128
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		7,040,067	7,004,867
			9,904,146
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		4,000,000	3,940,000
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		12,873,842	12,745,104
TOTAL INDUSTRIALS			16,685,104
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.1503% 1/31/19 (i)		4,582,091	4,536,270
Tranche B 2LN, term loan 3.25% 1/31/21 (i)		9,143,937	9,143,937
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		6,565,000	6,532,175
			20,212,382
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		$ 4,980,532	$ 4,986,758
Tranche C, term loan 4.25% 12/31/19 (i)		1,151,713	1,151,713
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,406,671	3,406,671
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,652,800	6,652,800
			16,197,942
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,995,000	1,995,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,955,000	9,581,688
			11,576,688
TOTAL UTILITIES			27,774,630
TOTAL BANK LOAN OBLIGATIONS (Cost $309,545,658)			310,409,908
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	500,000	25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	761,768
		786,768
TOTAL PREFERRED SECURITIES (Cost $1,296,432)		786,768
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	345,035,477	$ 345,035,477
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	19,645,625	19,645,625
TOTAL MONEY MARKET FUNDS (Cost $364,681,102)		364,681,102
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,706,571,268)		3,954,396,476
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(28,933,739)
NET ASSETS - 100%		$ 3,925,462,737
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $572,869,500 or 14.6% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,768,292 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,002,437
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 106,106
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.625% 12/25/42	3/25/03	$ 113,430
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9023% 6/25/35	6/3/05	$ 395,553
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,574
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,670
Fidelity Securities Lending Cash Central Fund	62,112
Total	$ 241,782
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 13,921,031	$ -	$ 1,767,380	$ 85,734,842
Arbor Realty Trust, Inc.	21,107,288	385,621	-	1,106,238	20,014,076
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	292,497	4,748,025
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	377,172	5,748,000
Arbor Realty Trust, Inc. Series C, 8.50%	-	2,500,000	-	-	2,522,000
Terreno Realty Corp.	22,091,704	2,247,958	-	430,155	24,302,096
Terreno Realty Corp. Series A, 7.75%	5,523,887	-	-	310,518	5,491,833
Total	$ 126,566,759	$ 19,054,610	$ -	$ 4,283,960	$ 148,560,872
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,406,592	$ 3,797,128	$ -	$ 6,609,464
Financials	1,858,236,138	1,832,555,666	23,249,336	2,431,136
Health Care	4,190,339	4,190,339	-	-
Corporate Bonds	779,985,278	1,960,000	777,622,538	402,740
Asset-Backed Securities	108,090,985	-	96,773,438	11,317,547
Collateralized Mortgage Obligations	11,726,720	-	10,889,494	837,226
Commercial Mortgage Securities	505,882,646	-	487,968,309	17,914,337
Bank Loan Obligations	310,409,908	-	259,335,007	51,074,901
Preferred Securities	786,768	-	-	786,768
Money Market Funds	364,681,102	364,681,102	-	-
Total Investments in Securities:	$ 3,954,396,476	$ 2,207,184,235	$ 1,655,838,122	$ 91,374,119
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	266,462
Net Unrealized Gain (Loss) on Investment Securities	(837,679)
Cost of Purchases	-
Proceeds of Sales	(55,550,465)
Amortization/Accretion	187,687
Transfers into Level 3	1,435,140
Transfers out of Level 3	-
Ending Balance	$ 51,074,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ (524,682)
Other Investments in Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	(4,361,579)
Net Unrealized Gain (Loss) on Investment Securities	8,253,619
Cost of Purchases	130,921
Proceeds of Sales	(18,975,344)
Amortization/Accretion	1,097,949
Transfers into Level 3	517,153
Transfers out of Level 3	-
Ending Balance	$ 40,299,218
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ 3,866,254

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,708,108,059. Net unrealized appreciation aggregated $246,288,417, of which $318,864,498 related to appreciated investment securities and $72,576,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 835,189	Discounted cash flow	Yield	7.5% - 10.0% / 8.5%	Decrease
Bank Loan Obligations	$ 29,505,523	Discounted cash flow	Yield	5.9% - 10.6% / 8.5%	Decrease
Collateralized Mortgage Obligations	$ 837,224	Discounted cash flow	Yield	6.5% - 35% / 12%	Decrease
		Expected distribution	Recovery rate	0.1%	Decrease
Commercial Mortgage Securities	$ 2,779,253	Discounted cash flow	Yield	10.0%	Decrease
		Market comparable	Spread	13.1%	Decrease
Common Stocks	$ 6,609,464	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 391,740	Discounted cash flow	Discount rate	20%	Decrease
Preferred Securities	$ 761,768	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2014

1.800347.110

REI-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (l)	4,620	$ 6,609,464
Media - 0.0%
New Media Investment Group, Inc. (a)	2	29
TOTAL CONSUMER DISCRETIONARY		6,609,493
FINANCIALS - 30.5%
Capital Markets - 0.3%
Ellington Financial LLC	519,500	12,296,565
Real Estate Investment Trusts - 29.6%
Acadia Realty Trust (SBI) (g)	3,160,149	85,734,842
AG Mortgage Investment Trust, Inc.	628,800	11,123,472
American Residential Properties, Inc. (a)(f)	190,746	3,427,706
American Tower Corp.	184,300	15,392,736
Annaly Capital Management, Inc.	410,700	4,743,585
Anworth Mortgage Asset Corp.	1,420,710	7,671,834
Apartment Investment & Management Co. Class A	1,317,300	40,612,359
Arbor Realty Trust, Inc. (g)	2,855,075	20,014,076
Associated Estates Realty Corp.	337,008	5,654,994
AvalonBay Communities, Inc.	221,100	30,191,205
BioMed Realty Trust, Inc.	1,184,600	24,758,140
Blackstone Mortgage Trust, Inc.	75,200	2,137,936
Boardwalk (REIT)	126,200	7,113,394
Canadian (REIT)	131,600	5,424,650
CBL & Associates Properties, Inc.	2,202,873	40,026,202
Cedar Shopping Centers, Inc.	1,208,910	7,483,153
Chambers Street Properties	1,367,593	10,653,549
Chartwell Retirement Residence	459,700	4,374,500
Chartwell Retirement Residence (a)(h)	78,500	747,005
CYS Investments, Inc. (f)	2,049,439	17,625,175
Douglas Emmett, Inc.	748,100	20,647,560
DuPont Fabros Technology, Inc.	110,400	2,674,992
Dynex Capital, Inc.	1,989,943	17,073,711
EastGroup Properties, Inc.	133,100	8,418,575
Ellington Residential Mortgage REIT	260,000	4,248,400
Equity Lifestyle Properties, Inc.	2,466,560	103,274,867
Equity Residential (SBI)	319,600	18,997,024
Excel Trust, Inc.	1,395,628	17,612,825
Extra Space Storage, Inc.	107,000	5,599,310
First Potomac Realty Trust	1,381,615	18,002,443
Glimcher Realty Trust	126,100	1,284,959
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	375,100	$ 7,898,643
Hatteras Financial Corp.	604,400	11,828,108
Highwoods Properties, Inc. (SBI)	209,700	8,461,395
Lexington Corporate Properties Trust	3,350,982	36,056,566
Liberty Property Trust (SBI)	234,000	8,775,000
LTC Properties, Inc.	444,013	17,152,222
MFA Financial, Inc.	15,862,993	125,793,522
Mid-America Apartment Communities, Inc.	623,700	43,440,705
Monmouth Real Estate Investment Corp. Class A	721,073	6,770,875
National Retail Properties, Inc.	232,200	7,924,986
Newcastle Investment Corp. (f)	3,640,500	16,345,845
Piedmont Office Realty Trust, Inc. Class A	828,600	14,591,646
Prologis, Inc.	689,987	28,034,172
Redwood Trust, Inc. (f)	766,700	16,714,060
Select Income (REIT)	416,600	12,822,948
Senior Housing Properties Trust (SBI)	1,253,900	29,429,033
Simon Property Group, Inc.	171,500	29,703,800
Stag Industrial, Inc.	531,069	12,496,054
Terreno Realty Corp. (g)	1,330,164	24,302,096
Two Harbors Investment Corp.	1,644,280	17,067,626
Ventas, Inc.	1,018,546	67,305,520
Washington REIT (SBI)	426,700	10,437,082
Weyerhaeuser Co.	741,400	22,130,790
WP Carey, Inc.	382,800	23,534,544
		1,161,762,417
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	257,600	10,813,536
Kennedy-Wilson Holdings, Inc.	664,021	14,502,219
		25,315,755
TOTAL FINANCIALS		1,199,374,737
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emeritus Corp. (a)	140,474	4,190,339
TOTAL COMMON STOCKS (Cost $1,072,332,982)		1,210,174,569
Preferred Stocks - 16.9%
	Shares	Value
Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,559,063
CommonWealth REIT 6.50%	66,500	1,719,025
Excel Trust, Inc. 7.00% (h)	248,200	6,190,108
Health Care REIT, Inc. Series I, 6.50%	46,800	2,693,925
Lexington Corporate Properties Trust Series C, 6.50%	391,173	18,365,572
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,461,600
Weyerhaeuser Co. Series A, 6.375%	20,000	1,120,000
		35,109,293
Nonconvertible Preferred Stocks - 16.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	145,930	3,797,099
FINANCIALS - 15.9%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,380,408
Real Estate Investment Trusts - 15.6%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	7,789,112
Alexandria Real Estate Equities, Inc. Series E, 6.45%	125,999	3,183,995
American Capital Agency Corp. 8.00%	200,000	5,230,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	124
American Homes 4 Rent:
Series A, 5.00%	190,000	4,656,900
Series B, 5.00%	120,000	2,904,000
Series C, 5.50% (a)	312,000	7,650,240
American Realty Capital Properties, Inc. Series F, 6.70%	204,909	4,829,705
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,442,648
Series C, 7.625%	162,837	4,070,925
Series D, 7.50%	310,731	7,656,412
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,861,506
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,636,345
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	6,646,769
Arbor Realty Trust, Inc.:
Series A, 8.25% (g)	189,089	4,748,025
Series B, 7.75% (g)	240,000	5,748,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.: - continued
Series C, 8.50% (g)	100,000	$ 2,522,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,710,744
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,198,970
Series E, 9.00%	140,751	3,812,945
Boston Properties, Inc. 5.25%	10,915	242,859
Brandywine Realty Trust Series E, 6.90%	95,000	2,447,200
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,397,098
Capstead Mortgage Corp. Series E, 7.50%	202,984	4,930,481
CBL & Associates Properties, Inc.:
Series D, 7.375%	289,876	7,377,344
Series E, 6.625%	161,704	3,855,023
Cedar Shopping Centers, Inc. Series B, 7.25%	399,750	10,145,655
CenterPoint Properties Trust Series D, 5.377%	3,575	2,431,000
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,006,545
Colony Financial, Inc. Series A, 8.50%	282,171	7,412,632
CommonWealth REIT:
7.50%	93,300	1,937,841
Series E, 7.25%	648,952	16,717,004
Coresite Realty Corp. Series A, 7.25%	369,799	9,378,103
Corporate Office Properties Trust Series L, 7.375%	161,840	4,177,090
CubeSmart Series A, 7.75%	40,000	1,062,440
CYS Investments, Inc.:
Series A, 7.75%	117,824	2,839,558
Series B, 7.50%	321,567	7,486,080
DDR Corp.:
Series J, 6.50%	340,721	8,276,113
Series K, 6.25%	228,888	5,394,890
Digital Realty Trust, Inc.:
Series E, 7.00%	219,819	5,517,457
Series G, 5.875%	145,444	3,205,586
Series H, 7.375%	50,000	1,270,000
Duke Realty LP Series L, 6.60%	10,666	265,903
DuPont Fabros Technology, Inc. Series B, 7.625%	381,202	9,865,508
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,022,490
Series B, 7.625%	252,120	5,934,905
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,361,795
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc. Series H, 7.125%	40,000	$ 1,042,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,620,000
First Potomac Realty Trust 7.75%	415,296	10,614,966
Five Oaks Investment Corp. Series A, 8.75%	60,000	1,516,200
General Growth Properties, Inc. Series A, 6.375%	166,463	4,070,020
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,059,089
Glimcher Realty Trust:
6.875%	256,115	6,326,041
Series G, 8.125%	109,192	2,784,396
Series H, 7.50%	198,527	5,114,056
Hatteras Financial Corp. Series A, 7.625%	207,288	4,954,183
Health Care REIT, Inc. Series J, 6.50%	81,600	2,066,928
Hersha Hospitality Trust:
Series B, 8.00%	162,538	4,310,508
Series C, 6.875%	50,000	1,246,500
Hospitality Properties Trust Series D, 7.125%	40,800	1,052,640
Hudson Pacific Properties, Inc. 8.375%	394,069	10,297,023
Inland Real Estate Corp. Series A, 8.125%	423,500	11,290,510
Invesco Mortgage Capital, Inc. Series A, 7.75%	123,342	2,998,444
Investors Real Estate Trust Series B, 7.95%	126,572	3,364,284
iStar Financial, Inc.:
Series E, 7.875%	188,696	4,560,782
Series F, 7.80%	391,376	9,428,248
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,180,690
Series H, 6.375%	143,296	3,421,908
Kite Realty Group Trust 8.25%	96,100	2,507,249
LaSalle Hotel Properties:
Series G, 7.25%	59,026	1,496,309
Series H, 7.50%	141,308	3,674,008
Series I, 6.375%	298,498	7,086,343
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	3,036,000
Series B, 7.625%	31,240	640,420
MFA Financial, Inc.:
8.00%	538,930	13,581,036
Series B, 7.50%	592,024	14,356,582
Monmouth Real Estate Investment Corp.:
Series A, 7.625%	80,000	2,052,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Monmouth Real Estate Investment Corp.: - continued
Series B, 7.875%	95,000	$ 2,493,750
National Retail Properties, Inc.:
5.70%	213,104	4,792,709
Series D, 6.625%	198,038	4,966,793
New York Mortgage Trust, Inc. Series B, 7.75%	171,101	3,993,497
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,656,242
Series C, 8.875%	275,338	7,089,954
Series D, 8.50%	207,301	5,273,737
Pebblebrook Hotel Trust:
Series A, 7.875%	412,000	10,571,920
Series B, 8.00%	185,085	4,823,315
Series C, 6.50%	178,160	4,302,564
Pennsylvania (REIT) 7.375%	100,510	2,563,005
Prologis, Inc. Series Q, 8.54%	94,446	5,666,760
PS Business Parks, Inc.:
Series R, 6.875%	54,903	1,406,121
Series S, 6.45%	15,000	384,900
Series T, 6.00%	198,004	4,740,216
Series U, 5.75%	600	13,680
RAIT Financial Trust 7.625% (a)	159,160	3,959,901
Regency Centers Corp.:
Series 6, 6.625%	62,261	1,572,713
Series 7, 6.00%	103,000	2,455,520
Retail Properties America, Inc. 7.00%	392,311	9,862,699
Sabra Health Care REIT, Inc. Series A, 7.125%	289,723	7,376,348
Saul Centers, Inc.:
Series A, 8.00%	38,072	973,501
Series C, 6.875%	315,478	7,552,543
Senior Housing Properties Trust 5.625%	70,000	1,586,200
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,604,800
Series B, 6.625%	80,000	1,940,800
Strategic Hotel & Resorts, Inc. Series B, 8.25%	80,000	2,028,800
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,743,342
Series B, 7.875%	190,173	4,929,284
Series C, 7.125%	153,212	3,784,336
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	375,000	$ 9,356,250
Sunstone Hotel Investors, Inc. Series D, 8.00%	129,623	3,363,717
Taubman Centers, Inc. Series K, 6.25%	96,120	2,312,647
Terreno Realty Corp. Series A, 7.75% (g)	213,690	5,491,833
UMH Properties, Inc. Series A, 8.25%	600,000	15,888,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,193,300
Vornado Realty LP 7.875%	54,682	1,413,530
Weingarten Realty Investors (SBI) Series F, 6.50%	49,813	1,242,834
Winthrop Realty Trust:
7.75%	540,000	14,110,200
Series D, 9.25%	65,000	1,781,650
		611,271,251
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,100,449
TOTAL FINANCIALS		623,752,108
TOTAL NONCONVERTIBLE PREFERRED STOCKS		627,549,207
TOTAL PREFERRED STOCKS (Cost $649,430,306)		662,658,500
Corporate Bonds - 19.9%
		Principal Amount (e)
Convertible Bonds - 3.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,464,900
FINANCIALS - 2.9%
Consumer Finance - 0.1%
Zais Financial Partners LP 8% 11/15/16 (h)		2,000,000	2,031,250
Diversified Financial Services - 0.5%
IAS Operating Partnership LP 5% 3/15/18 (h)		19,880,000	19,308,450
Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc. 5% 5/15/15		31,396,000	32,279,013
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		$ 3,980,000	$ 4,184,174
Ares Commercial Real Estate Corp. 7% 12/15/15		14,700,000	14,938,875
Blackstone Mortgage Trust, Inc. 5.25% 12/1/18		5,750,000	6,335,925
Campus Crest Communities Operating Partnership LP 4.75% 10/15/18 (h)		4,000,000	3,930,000
Colony Financial, Inc.:
3.875% 1/15/21		3,250,000	3,363,750
5% 4/15/23		9,000,000	9,594,000
PennyMac Corp. 5.375% 5/1/20		4,000,000	3,877,500
RAIT Financial Trust 4% 10/1/33		2,000,000	1,960,000
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	9,180,000
			89,643,237
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 3.625% 8/15/20 (h)		1,000,000	1,033,750
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			1,044,750
TOTAL FINANCIALS			112,027,687
TOTAL CONVERTIBLE BONDS			116,492,587
Nonconvertible Bonds - 16.9%
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP:
5.625% 3/1/23		2,000,000	2,025,000
6.75% 6/1/19		5,875,000	6,286,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		4,000,000	4,170,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (h)		4,500,000	4,680,000
Playa Resorts Holding BV 8% 8/15/20 (h)		230,000	248,400
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		2,000,000	1,995,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,426,526	10,791,311
			30,195,961
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 4.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		$ 10,500,000	$ 10,657,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		1,000,000	1,022,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,699,788
D.R. Horton, Inc.:
4.75% 5/15/17		2,000,000	2,117,500
5.75% 8/15/23		2,510,000	2,666,875
KB Home:
8% 3/15/20		8,465,000	9,586,613
9.1% 9/15/17		4,985,000	5,882,300
Lennar Corp.:
4.125% 12/1/18		5,520,000	5,575,200
4.5% 6/15/19		1,830,000	1,850,588
5.6% 5/31/15		6,000,000	6,286,200
6.5% 4/15/16		4,000,000	4,340,000
6.95% 6/1/18		14,280,000	16,172,100
M.D.C. Holdings, Inc. 5.5% 1/15/24		1,500,000	1,540,964
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,074,263
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,249,281
7.15% 4/15/20		7,060,000	7,836,600
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,687,175
8.4% 5/15/17		5,420,000	6,314,300
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,255,000
8.375% 5/15/18		28,983,000	34,199,940
10.75% 9/15/16		8,415,000	10,055,925
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,662,375
William Lyon Homes, Inc. 8.5% 11/15/20		15,550,000	17,338,250
			189,071,237
TOTAL CONSUMER DISCRETIONARY			219,267,198
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		$ 759,804	$ 850,981
FINANCIALS - 10.4%
Diversified Financial Services - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	5,135,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22 (h)		3,680,000	3,735,200
6% 8/1/20 (h)		3,000,000	3,165,000
6% 8/1/20		3,000,000	3,187,500
			15,223,100
Real Estate Investment Trusts - 7.3%
American Tower Corp. 3.4% 2/15/19		1,000,000	1,030,975
Camden Property Trust 5% 6/15/15		1,100,000	1,151,192
CBL & Associates LP 5.25% 12/1/23		1,000,000	1,041,665
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,726,393
6.25% 6/15/14		8,355,000	8,402,080
Crown Castle International Corp. 5.25% 1/15/23		4,000,000	4,110,000
CubeSmart LP 4.8% 7/15/22		2,000,000	2,134,160
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,172,448
7.5% 4/1/17		6,000,000	6,924,354
7.5% 7/15/18		8,756,000	10,418,659
7.875% 9/1/20		4,637,000	5,798,068
9.625% 3/15/16		3,836,000	4,420,104
DuPont Fabros Technology LP 5.875% 9/15/21		1,000,000	1,042,500
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,715,149
6.25% 1/15/17		3,000,000	3,322,416
Equity Residential 5.125% 3/15/16		7,201,000	7,763,362
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,334,864
6% 3/1/15		1,000,000	1,043,583
6% 1/30/17		2,383,000	2,679,374
7.072% 6/8/15		1,500,000	1,602,990
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,067,029
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.125% 4/1/19		$ 2,000,000	$ 2,145,850
6.2% 6/1/16		2,750,000	3,041,671
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	3,878,471
5.75% 1/15/21		3,095,000	3,447,979
6.5% 1/17/17		2,875,000	3,237,293
Highwoods/Forsyth LP:
3.625% 1/15/23		1,607,000	1,550,072
5.85% 3/15/17		2,800,000	3,113,664
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,338,970
5.625% 3/15/17		915,000	1,001,318
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,045,404
6.25% 8/15/16		9,675,000	10,283,412
6.25% 6/15/17		1,055,000	1,131,837
6.65% 1/15/18		4,246,000	4,698,934
iStar Financial, Inc.:
3.875% 7/1/16		2,855,000	2,940,650
5.85% 3/15/17		3,587,000	3,838,090
5.875% 3/15/16		34,260,000	36,658,200
6.05% 4/15/15		14,630,000	15,178,625
7.125% 2/15/18		5,725,000	6,397,688
9% 6/1/17		9,175,000	10,780,625
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,871,725
6.875% 5/1/21		2,000,000	2,175,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	1,915,470
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	5,982,570
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (h)		2,898,000	2,881,319
6.75% 10/15/22		2,115,000	2,300,063
7.5% 2/15/20		1,000,000	1,080,000
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,155,000
Prologis LP:
6.625% 5/15/18		6,480,000	7,553,833
7.625% 7/1/17		4,690,000	5,284,823
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		$ 2,000,000	$ 2,378,990
Senior Housing Properties Trust:
3.25% 5/1/19		2,882,000	2,903,013
4.3% 1/15/16		5,000,000	5,201,920
4.75% 5/1/24		3,988,000	3,993,025
6.75% 4/15/20		13,624,000	15,706,006
6.75% 12/15/21		8,000,000	9,056,928
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		1,000,000	1,031,829
5.25% 1/15/16		4,000,000	4,265,660
			285,347,292
Real Estate Management & Development - 2.7%
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,103,754
Brandywine Operating Partnership LP 7.5% 5/15/15		1,000,000	1,065,391
CBRE Group, Inc.:
5% 3/15/23		6,020,000	6,065,150
6.625% 10/15/20		1,205,000	1,280,313
Corporate Office Properties LP 3.6% 5/15/23		5,000,000	4,739,225
ERP Operating LP 5.25% 9/15/14		4,815,000	4,900,466
Host Hotels & Resorts LP 5.25% 3/15/22		2,000,000	2,197,358
Howard Hughes Corp. 6.875% 10/1/21 (h)		7,715,000	8,293,625
Hunt Companies, Inc. 9.625% 3/1/21 (h)		4,100,000	4,233,250
Kennedy-Wilson, Inc.:
5.875% 4/1/24		2,610,000	2,606,738
8.75% 4/1/19		20,410,000	22,297,925
Mid-America Apartments LP:
6.05% 9/1/16 (h)		2,500,000	2,733,665
6.25% 6/15/14 (h)		3,094,000	3,112,976
Realogy Corp. 7.875% 2/15/19 (h)		7,085,000	7,669,513
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)		3,185,000	3,200,925
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,745,190
5.875% 6/15/17		400,000	450,602
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (h)		2,270,000	2,224,600
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		$ 3,000,000	$ 2,971,803
3.125% 11/30/15		13,807,000	14,314,476
4% 4/30/19		2,262,000	2,415,438
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,153,696
			106,776,079
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		211,751	391,740
TOTAL FINANCIALS			407,738,211
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		1,370,000	1,438,500
7.75% 2/15/19		10,410,000	11,164,725
			12,603,225
Health Care Providers & Services - 0.3%
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,795,000	2,864,875
5.5% 2/1/21		9,070,000	9,500,825
			12,365,700
TOTAL HEALTH CARE			24,968,925
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,182,063
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		3,050,000	3,297,813
TOTAL INDUSTRIALS			7,479,876
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		$ 3,000,000	$ 3,187,500
TOTAL NONCONVERTIBLE BONDS			663,492,691
TOTAL CORPORATE BONDS (Cost $730,174,670)			779,985,278
Asset-Backed Securities - 2.7%

Capital Trust RE CDO Ltd.:
Series 2005-1A Class D, 1.652% 3/20/50 (h)(i)		2,250,000	95,625
Series 2005-3A Class A2, 5.16% 6/25/35 (h)		153,135	153,135
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (h)(i)		318,665	311,495
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		931,548	922,233
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (h)(i)		3,299,883	3,167,887
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33 (i)		500,000	425,938
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (h)		565,922	336,611
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		496,246	498,579
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		8,309,652	8,082,956
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.5983% 11/28/39 (h)(i)		604,264	18,128
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,227
Series 1997-3 Class M1, 7.53% 3/15/28		7,074,397	5,908,222
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9023% 6/25/35 (i)(l)		448,368	9,285
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7023% 8/26/30 (h)(i)		735,000	723,975
Class E, 2.1523% 8/26/30 (h)(i)		1,420,000	968,440
Asset-Backed Securities - continued
		Principal Amount (e)	Value
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class D2, 2.388% 5/16/44 (h)		$ 3,000,000	$ 2,985,186
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,030,779	503,909
Merit Securities Corp. Series 13 Class M1, 7.7011% 12/28/33 (i)		1,923,000	2,045,839
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4123% 2/25/47 (h)(i)		4,370,092	4,297,461
Class A2, 0.4423% 2/25/47 (h)(i)		21,240,000	20,037,391
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		1,232,077	1,231,810
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8856% 2/5/36 (h)(i)		3,775,956	378
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (h)(i)		2,000,000	1,395,000
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (h)(i)		18,464,167	18,353,382
Class A2B, 0.5429% 9/25/26 (h)(i)		254,327	254,073
Class B, 0.5929% 9/25/26 (h)(i)		3,450,000	3,381,000
Class C, 0.7629% 9/25/26 (h)(i)		7,030,000	6,854,250
Class D, 0.8629% 9/25/26 (h)(i)		2,080,000	1,972,880
Class E, 0.9629% 9/25/26 (h)(i)		2,780,000	2,615,980
Class F, 1.3829% 9/25/26 (h)(i)		3,483,000	3,223,517
Class G, 1.5829% 9/25/26 (h)(i)		1,599,000	1,472,999
Class H, 1.8829% 9/25/26 (h)(i)		1,535,000	1,409,898
Class J, 2.9829% 9/25/26 (h)(i)		1,500,000	1,389,000
Class K, 3.4829% 9/25/26 (h)(i)		2,475,000	2,225,768
Class L, 4.2329% 9/25/26 (h)(i)		1,500,000	1,366,950
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (h)(i)		7,451,170	6,929,588
Class F, 2.1836% 11/21/40 (h)(i)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $108,833,053)			108,090,985
Collateralized Mortgage Obligations - 0.3%
		Principal Amount (e)	Value
Private Sponsor - 0.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3322% 6/15/22 (h)(i)		$ 733,275	$ 727,109
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		41,113	23
Series 2002-R2 Class 2B3, 3.6653% 7/25/33 (h)(i)		184,864	75,482
Series 2003-R3 Class B2, 5.5% 11/25/33 (h)		1,151,859	142,811
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(i)		69,014	6,132
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3655% 12/25/46 (h)(i)		4,500,000	4,981,464
Series 2010-K7 Class B, 5.4352% 4/25/20 (h)(i)		3,200,000	3,571,184
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		1,514,464	1,594,723
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1004% 7/10/35 (h)(i)		168,250	181,541
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		16,842	15,014
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.6504% 12/10/35 (h)(i)		178,507	51,302
Series 2004-A Class B7, 4.4004% 2/10/36 (h)(i)		189,535	62,582
Series 2004-B Class B7, 4.1504% 2/10/36 (h)(i)		236,413	87,687
TOTAL PRIVATE SPONSOR			11,497,054
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		122,445	53,521
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1535% 2/25/42 (h)(i)		89,147	48,748
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.625% 12/25/42 (i)(l)		190,773	43,675
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.0763% 6/25/43 (h)(i)		129,242	55,046
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.1097% 10/25/42 (h)(i)		53,403	28,676
TOTAL U.S. GOVERNMENT AGENCY			229,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,089,969)			11,726,720
Commercial Mortgage Securities - 12.9%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		$ 2,067,855	$ 2,052,346
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,286,903
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2903% 11/10/42 (i)		3,580,000	3,702,765
Series 2005-5 Class D, 5.223% 10/10/45 (i)		4,000,000	4,062,924
Series 2005-6 Class AJ, 5.1817% 9/10/47 (i)		5,000,000	5,282,345
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1522% 3/15/22 (h)(i)		760,684	669,402
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6522% 8/15/17 (h)(i)		4,900,000	4,983,790
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4401% 3/11/39 (i)		5,700,000	5,906,504
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.576% 4/12/38 (h)(i)		2,520,000	2,669,297
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9022% 8/15/26 (h)(i)		2,500,000	2,502,803
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1076% 9/10/46 (h)(i)		2,750,000	2,599,548
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		4,300,000	3,220,399
Series 2012-CR5 Class D, 4.3357% 12/10/45 (h)(i)		2,000,000	1,951,464
Series 2013-CR10 Class D, 4.958% 8/10/46 (h)(i)		2,000,000	1,855,357
Series 2013-CR12 Class D, 5.0863% 10/10/46 (h)(i)		3,000,000	2,853,396
Series 2013-CR9 Class D, 4.261% 7/10/45 (h)(i)		2,000,000	1,798,530
Series 2013-LC6 Class D, 4.2899% 1/10/46 (h)(i)		2,000,000	1,839,388
Series 2014-UBS2 Class D, 5.183% 3/10/47 (h)(i)		2,463,000	2,310,762
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12:
Class AJ, 0.2822% 12/15/20 (h)(i)		1,836,607	1,828,916
Class B, 0.3222% 12/15/20 (h)(i)		2,590,381	2,579,325
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,717,463	2,628,256
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (i)		5,000,000	5,225,810
Series 2012-CR1:
Class C, 5.3682% 5/15/45 (i)		1,000,000	1,092,739
Class D, 5.3682% 5/15/45 (h)(i)		5,550,000	5,617,105
Series 2012-CR2:
Class D, 4.8583% 8/15/45 (h)(i)		4,500,000	4,617,536
Class E, 4.8583% 8/15/45 (h)(i)		6,000,000	5,893,920
Series 2012-LC4:
Class C, 5.648% 12/10/44 (i)		2,000,000	2,221,970
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Class D, 5.648% 12/10/44 (h)(i)		$ 8,000,000	$ 8,276,720
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,613,166	1,717,467
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		2,279,897	2,353,780
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.5577% 11/10/46 (h)(i)		12,490,000	13,249,592
Class G, 4.652% 11/10/46 (h)		9,843,000	8,366,560
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		273,429	273,154
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1764% 6/10/31 (h)(i)		37,404	37,365
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		500,000	502,098
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		4,038,657	4,155,840
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5755% 12/25/43 (i)(j)		12,206,096	1,773,900
Series K012 Class X3, 2.2882% 1/25/41 (i)(j)		21,072,886	2,747,040
Series K013 Class X3, 2.7905% 1/25/43 (i)(j)		14,360,000	2,266,166
Series KAIV Class X2, 3.6147% 6/25/46 (i)(j)		7,430,000	1,488,049
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		361,062	361,604
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (i)		755,960	825,887
Series 1999-C3 Class J, 6.974% 8/15/36 (h)		506,400	509,758
Series 2000-C1 Class K, 7% 3/15/33		23,897	24,309
GP Portfolio Trust Series 2014-GPP Class E, 4.004% 2/15/27 (h)(i)		2,823,000	2,826,437
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0475% 8/10/43 (h)(i)		4,000,000	4,355,112
Class E, 4% 8/10/43 (h)		3,770,000	3,253,540
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2249% 12/10/43 (h)(i)		3,000,000	3,087,414
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (h)(i)		9,000,000	9,883,863
Class D, 5.3077% 8/10/44 (h)(i)		4,000,000	4,073,784
Class E, 5.3077% 8/10/44 (h)(i)		4,049,000	3,731,636
Series 2012-GC6 Class C, 5.6386% 1/10/45 (h)(i)		3,600,000	3,976,938
Series 2012-GCJ7:
Class C, 5.7233% 5/10/45 (i)		6,500,000	7,201,059
Class D, 5.7233% 5/10/45 (h)(i)		3,000,000	3,114,920
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Trust: - continued
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (h)(i)		$ 2,000,000	$ 1,933,426
Series 2013-GC16 Class D, 5.323% 11/10/46 (h)(i)		3,250,000	3,108,218
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.4533% 11/5/30 (h)(i)		3,000,000	3,103,404
Invitation Homes Trust floater Series 2013-SFR1:
Class E, 2.9% 12/17/30 (h)(i)		1,500,000	1,481,351
Class F, 3.9% 12/17/30 (h)(i)		1,750,000	1,741,363
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 6.0069% 1/12/37 (h)(i)		1,000,000	1,008,205
Series 2009-IWST:
Class C, 7.4459% 12/5/27 (h)(i)		3,000,000	3,588,576
Class D, 7.4459% 12/5/27 (h)(i)		9,550,000	10,941,960
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,500,682
Series 2010-CNTR:
Class D, 6.1844% 8/5/32 (h)(i)		4,500,000	5,138,415
Class XB, 0.9311% 8/5/32 (h)(i)(j)		32,655,000	1,388,144
Series 2012-CBX Class C, 5.1866% 6/15/45 (i)		4,530,000	4,847,677
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.1297% 9/15/18 (h)(i)		3,000,000	3,038,737
Series 2013-INN Class E, 4.4022% 10/15/30 (h)(i)		2,000,000	2,006,705
Series 2013-JWMZ Class M, 6.1522% 4/15/18 (h)(i)		2,206,350	2,226,038
Series 2013-JWRZ Class E, 3.8922% 4/15/30 (h)(i)		3,400,000	3,391,318
Series 2014-FBLU Class E, 3.655% 12/15/28 (h)(i)		2,000,000	2,000,948
Series 2005-LDP5 Class AJ, 5.3608% 12/15/44 (i)		3,470,000	3,642,382
Series 2011-C4 Class F, 3.873% 7/15/46 (h)		1,400,000	1,183,003
Series 2011-C5 Class C, 5.3314% 8/15/46 (h)(i)		6,525,375	7,177,736
Series 2013-LC11 Class D, 4.2424% 4/15/46 (i)		3,750,000	3,424,401
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		18,077	18,059
Class H, 6% 7/15/31 (h)		1,432,380	958,031
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		351,078	352,588
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,859,684
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2005-C7 Class AJ, 5.323% 11/15/40 (i)		$ 8,000,000	$ 8,455,328
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,221,270
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,202,022
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,048,736
Series 2006-C4:
Class AJ, 5.8525% 6/15/38 (i)		7,005,000	7,437,832
Class AM, 5.8525% 6/15/38 (i)		6,700,000	7,301,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0522% 6/15/22 (h)(i)		903,630	903,342
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3805% 6/25/43 (h)(i)		6,165,000	6,292,376
Class D, 5.3805% 6/25/43 (h)(i)		4,699,000	4,733,519
Mach One Trust LLC Series 2004-1A Class H, 6.2609% 5/28/40 (h)(i)		2,840,000	2,936,787
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	605,507
Class G, 4.384% 7/12/37	CAD	355,000	299,476
Class H, 4.384% 7/12/37	CAD	236,000	196,634
Class J, 4.384% 7/12/37	CAD	355,000	292,555
Class K, 4.384% 7/12/37	CAD	355,000	289,377
Class L, 4.384% 7/12/37	CAD	236,000	190,295
Class M, 4.384% 7/12/37	CAD	995,000	765,989
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		401,475	364,339
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6569% 5/12/39 (i)		1,200,000	1,301,585
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		59,907	59,907
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		6,445,993	6,188,153
Series 2004-C1 Class IO, 8.6281% 1/15/37 (h)(i)(j)		437,229	15,740
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6636% 11/15/45 (h)(i)		2,000,000	1,994,790
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		3,250,000	3,007,563
Series 2013-C13 Class D, 4.8965% 11/15/46 (h)(i)		2,500,000	2,349,328
Series 2013-C7 Class E, 4.3037% 2/15/46 (h)(i)		1,000,000	823,553
Series 2013-C9 Class D, 4.1604% 5/15/46 (h)(i)		5,000,000	4,434,705
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,971,858
Series 2012-C4 Class E, 5.5259% 3/15/45 (h)(i)		5,630,000	5,728,457
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 1997-RR Class F, 7.4292% 4/30/39 (h)(i)		$ 877,980	$ 877,980
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,639,861	2,109,850
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,047,868
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (i)		2,500,000	2,595,530
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,079,998
Series 2011-C1 Class C, 5.2523% 9/15/47 (h)(i)		4,000,000	4,404,588
Series 2011-C2:
Class D, 5.3059% 6/15/44 (h)(i)		4,610,000	4,950,942
Class E, 5.3059% 6/15/44 (h)(i)		9,600,000	10,042,541
Class F, 5.3059% 6/15/44 (h)(i)		4,440,000	4,054,404
Class XB, 0.4596% 6/15/44 (h)(i)(j)		63,708,222	1,833,013
Series 2011-C3:
Class C, 5.1833% 7/15/49 (h)(i)		2,000,000	2,170,834
Class D, 5.1833% 7/15/49 (h)(i)		7,400,000	7,752,492
Series 2012-C4 Class D, 5.5259% 3/15/45 (h)(i)		6,310,000	6,709,227
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		4,081,874	5,162,755
RBSCF Trust Series 2010-MB1 Class D, 4.6882% 4/15/24 (h)(i)		9,049,000	9,240,794
SCG Trust Series 2013-SRP1 Class D, 3.4987% 11/15/26 (h)(i)		1,000,000	969,847
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.551% 8/15/39 (i)		2,080,000	2,214,387
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	10,847,086
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7272% 7/15/24 (h)(i)		1,200,000	1,187,623
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		2,841,423	2,821,306
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8753% 1/10/45 (h)(i)		3,000,000	3,488,685
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,929,026
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,002,432
Series 2004-C11:
Class D, 5.4468% 1/15/41 (i)		5,177,000	5,511,129
Class E, 5.4968% 1/15/41 (i)		3,785,000	4,022,357
Series 2004-C12 Class D, 5.3979% 7/15/41 (i)		2,750,000	2,751,752
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,204,534
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7791% 10/15/45 (h)(i)		9,999,000	9,680,072
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		$ 4,900,000	$ 5,341,608
Class D, 5.5485% 3/15/44 (h)(i)		1,000,000	1,042,501
Class E, 5% 3/15/44 (h)		3,000,000	2,706,273
Series 2011-C5 Class F, 5.25% 11/15/44 (h)(i)		3,000,000	2,739,387
Series 2012-C10 Class E, 4.4601% 12/15/45 (h)(i)		4,090,000	3,337,645
Series 2012-C7:
Class D, 4.8475% 6/15/45 (h)(i)		2,380,000	2,440,938
Class F, 4.5% 6/15/45 (h)		2,000,000	1,684,454
Series 2013-C11:
Class D, 4.1838% 3/15/45 (h)(i)		5,830,000	5,360,702
Class E, 4.1838% 3/15/45 (h)(i)		4,780,000	3,785,970
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)		4,000,000	3,618,836
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $459,187,096)			505,882,646
Bank Loan Obligations - 7.9%

CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 2.2%
BRE Select Hotels Corp. 5.893% 5/9/18 (i)		12,235,818	12,235,818
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (i)		11,471,250	11,528,606
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (k)		7,290,000	7,271,775
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (i)		2,760,267	2,767,168
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)		1,790,513	1,799,465
Cooper Hotel Group 12% 11/6/17		13,297,484	13,962,359
Extended Stay America, Inc. 9.625% 12/1/19		2,365,741	2,436,713
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (i)		510,000	516,375
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)		20,792,632	20,714,659
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (i)		8,505,000	8,462,475
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)		6,000,000	6,015,000
			87,710,413
Bank Loan Obligations - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)		$ 2,465,000	$ 2,455,756
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)		3,508,488	3,473,403
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (i)		5,288,063	5,307,893
TOTAL CONSUMER DISCRETIONARY			98,947,465
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson's LLC Tranche B 1LN, term loan 4.25% 3/21/16 (i)		5,136,188	5,136,188
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)		7,200,000	7,362,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)		8,580,000	8,805,225
			16,167,225
FINANCIALS - 3.0%
Diversified Financial Services - 1.0%
Blackstone 9.98% 10/1/17		17,363,251	17,710,516
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (i)		7,399,192	7,241,959
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (i)		7,135,591	7,180,546
Tranche B, term loan 3.75% 3/30/18 (i)		6,583,162	6,608,178
			38,741,199
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (i)		31,213,810	31,369,879
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (i)		6,287,328	6,255,892
			37,625,771
Real Estate Management & Development - 0.9%
CBRE Group, Inc. Tranche B, term loan 2.9018% 3/28/21 (i)		4,479,750	4,457,351
Bank Loan Obligations - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CityCenter 8.74% 7/12/14 (i)		$ 3,307,347	$ 3,307,347
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)		908,043	905,773
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)		28,731,414	28,587,757
			37,258,228
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (i)		1,947,831	1,957,570
TOTAL FINANCIALS			115,582,768
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (i)		2,105,886	2,111,151
Tranche E, term loan 3.4686% 1/25/17 (i)		790,103	788,128
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (i)		7,040,067	7,004,867
			9,904,146
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (i)		4,000,000	3,940,000
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)		12,873,842	12,745,104
TOTAL INDUSTRIALS			16,685,104
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle Operating Co.:
Tranche A, term loan 2.1503% 1/31/19 (i)		4,582,091	4,536,270
Tranche B 2LN, term loan 3.25% 1/31/21 (i)		9,143,937	9,143,937
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (i)		6,565,000	6,532,175
			20,212,382
Bank Loan Obligations - continued
		Principal Amount (e)	Value
UTILITIES - 0.7%
Electric Utilities - 0.4%
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (i)		$ 4,980,532	$ 4,986,758
Tranche C, term loan 4.25% 12/31/19 (i)		1,151,713	1,151,713
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (i)		3,406,671	3,406,671
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)		6,652,800	6,652,800
			16,197,942
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche B 4LN, term loan 4% 10/31/20 (i)		1,995,000	1,995,000
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)		9,955,000	9,581,688
			11,576,688
TOTAL UTILITIES			27,774,630
TOTAL BANK LOAN OBLIGATIONS (Cost $309,545,658)			310,409,908
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	500,000	25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	761,768
		786,768
TOTAL PREFERRED SECURITIES (Cost $1,296,432)		786,768
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	345,035,477	$ 345,035,477
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	19,645,625	19,645,625
TOTAL MONEY MARKET FUNDS (Cost $364,681,102)		364,681,102
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,706,571,268)		3,954,396,476
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(28,933,739)
NET ASSETS - 100%		$ 3,925,462,737
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $572,869,500 or 14.6% of net assets.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) The coupon rate will be determined upon settlement of the loan after period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,768,292 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 2,002,437
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 106,106
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.625% 12/25/42	3/25/03	$ 113,430
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.9023% 6/25/35	6/3/05	$ 395,553
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$ 4,244,574
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,670
Fidelity Securities Lending Cash Central Fund	62,112
Total	$ 241,782
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Realty Trust (SBI)	$ 67,194,255	$ 13,921,031	$ -	$ 1,767,380	$ 85,734,842
Arbor Realty Trust, Inc.	21,107,288	385,621	-	1,106,238	20,014,076
Arbor Realty Trust, Inc. Series A, 8.25%	4,748,025	-	-	292,497	4,748,025
Arbor Realty Trust, Inc. Series B, 7.75%	5,901,600	-	-	377,172	5,748,000
Arbor Realty Trust, Inc. Series C, 8.50%	-	2,500,000	-	-	2,522,000
Terreno Realty Corp.	22,091,704	2,247,958	-	430,155	24,302,096
Terreno Realty Corp. Series A, 7.75%	5,523,887	-	-	310,518	5,491,833
Total	$ 126,566,759	$ 19,054,610	$ -	$ 4,283,960	$ 148,560,872
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,406,592	$ 3,797,128	$ -	$ 6,609,464
Financials	1,858,236,138	1,832,555,666	23,249,336	2,431,136
Health Care	4,190,339	4,190,339	-	-
Corporate Bonds	779,985,278	1,960,000	777,622,538	402,740
Asset-Backed Securities	108,090,985	-	96,773,438	11,317,547
Collateralized Mortgage Obligations	11,726,720	-	10,889,494	837,226
Commercial Mortgage Securities	505,882,646	-	487,968,309	17,914,337
Bank Loan Obligations	310,409,908	-	259,335,007	51,074,901
Preferred Securities	786,768	-	-	786,768
Money Market Funds	364,681,102	364,681,102	-	-
Total Investments in Securities:	$ 3,954,396,476	$ 2,207,184,235	$ 1,655,838,122	$ 91,374,119
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 105,573,756
Net Realized Gain (Loss) on Investment Securities	266,462
Net Unrealized Gain (Loss) on Investment Securities	(837,679)
Cost of Purchases	-
Proceeds of Sales	(55,550,465)
Amortization/Accretion	187,687
Transfers into Level 3	1,435,140
Transfers out of Level 3	-
Ending Balance	$ 51,074,901
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ (524,682)
Other Investments in Securities
Beginning Balance	$ 53,636,499
Net Realized Gain (Loss) on Investment Securities	(4,361,579)
Net Unrealized Gain (Loss) on Investment Securities	8,253,619
Cost of Purchases	130,921
Proceeds of Sales	(18,975,344)
Amortization/Accretion	1,097,949
Transfers into Level 3	517,153
Transfers out of Level 3	-
Ending Balance	$ 40,299,218
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ 3,866,254

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,708,108,059. Net unrealized appreciation aggregated $246,288,417, of which $318,864,498 related to appreciated investment securities and $72,576,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 835,189	Discounted cash flow	Yield	7.5% - 10.0% / 8.5%	Decrease
Bank Loan Obligations	$ 29,505,523	Discounted cash flow	Yield	5.9% - 10.6% / 8.5%	Decrease
Collateralized Mortgage Obligations	$ 837,224	Discounted cash flow	Yield	6.5% - 35% / 12%	Decrease
		Expected distribution	Recovery rate	0.1%	Decrease
Commercial Mortgage Securities	$ 2,779,253	Discounted cash flow	Yield	10.0%	Decrease
		Market comparable	Spread	13.1%	Decrease
Common Stocks	$ 6,609,464	Adjusted book value	Book value multiple	1.3	Increase
Corporate Bonds	$ 391,740	Discounted cash flow	Discount rate	20%	Decrease
Preferred Securities	$ 761,768	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014